UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2018

Date of reporting period:	September 1, 2017 — February 28, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam PanAgora Market Neutral Fund

Semiannual report
2 | 28 | 18

Putnam PanAgora funds pursue systematic, rule-based strategies that combine cutting-edge quantitative techniques with fundamental investment insights.

FUND SYMBOL
CLASS A
PPMAX

Putnam PanAgora
Market Neutral
Fund

Semiannual report
2 | 28 | 18

Consider these risks before investing: There can be no assurance that the fund’s strategies will achieve any particular level of return. The fund’s allocation of assets may hurt performance, and efforts to generate returns under different market conditions and over different time horizons may be unsuccessful. Quantitative models or data may be incorrect or incomplete, and reliance on those models or data may not produce the desired results. Stock and bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions (including, in the case of bonds, perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may also lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments in which the fund invests (or has exposure to) are subject to interest-rate risk and credit risk. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives (including “short” derivatives) include losses caused by unexpected market movements (which are potentially unlimited), imperfect correlation between the price of the derivative and the price of the underlying asset, increased investment exposure (which may be considered leverage), the potential inability to terminate or sell derivatives positions, the potential need to sell securities at disadvantageous times to meet margin or segregation requirements, the potential inability to recover margin or other amounts deposited from a counterparty, and the potential failure of the other party to the instrument to meet its obligations. Leveraging can result in volatility in the fund’s performance and losses in excess of the amounts invested. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Exposure to REITs subjects the fund to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets. By investing in open-end or closed-end investment companies and ETFs, the fund is indirectly exposed to the risks associated with direct ownership of the securities held by those investment companies or ETFs. Certain investments are not as readily traded as conventional securities, and the fund may be unable to sell these investments when it considers it desirable to do so. Frequent trading may cause the fund to experience increased brokerage commissions and other transaction costs, and the fund may be more likely to realize capital gains that must be distributed to shareholders as taxable ordinary income. You can lose money by investing in the fund.

Message from the Trustees

April 20, 2018

Dear Fellow Shareholder:

After an extended period of record advances and low volatility, the U.S. stock market encountered some challenges in early 2018. Following several turbulent days, the S&P 500 Index entered correction territory on February 8, 2018, closing more than 10% below its January 2018 peak. Global stock and bond markets have also struggled as concerns grow about rising inflation and interest rates.

While declines like this can be unsettling, seasoned investors recognize that they are natural and ultimately can restore balance in the financial markets. In this changing environment, Putnam’s experienced investment professionals continue to monitor risks and seek opportunities. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors in all types of markets.

As always, we believe investors should maintain a well-diversified portfolio, think about long-term goals, and speak regularly with their financial advisors. In the following pages, you will find an overview of your fund’s performance for the reporting period as well as an outlook for the coming months.

Thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 5.75%; had they, returns would have been lower. See below and pages 7–8 for additional performance information. For a portion of the period, the fund had an expense limitation, without which the return would have been lower. To obtain the most recent month-end performance, visit putnam.com.

This comparison shows your fund’s performance in the context of broad market indexes for the period from 9/21/17 (commencement of operations) to 2/28/18. See above and pages 7–8 for additional fund performance information. Index descriptions can be found on pages 11–12.

The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects.

2 PanAgora Market Neutral Fund

George D. Mussalli, CFA
Portfolio Manager

George is Chief Investment Officer and Head of Equity Research at PanAgora Asset Management. He has an M.B.A. from Sloan School of Business at the Massachusetts Institute of Technology and a B.S. from Tufts University. George joined PanAgora in 2004 and has been in the investment industry since 1995.

Richard Tan, CFA
Portfolio Manager

Richard is a Director in the Equity group at PanAgora Asset Management. He has an M.B.A. from Boston College Carroll School of Management, an M.S. in Computer Science from Rutgers University, and a B.A. from Shanghai Jiao Tong University. Richard joined PanAgora in 2008 and has been in the investment industry since 1997.

How was the investing environment during the reporting period?

Global equities performed strongly between September 2017 and late January 2018, reaching new highs in most markets. However, the upward trend was abruptly halted in February as investors reacted to a more hawkish than expected U.S. Federal Reserve meeting. Expectations quickly moved to price in four anticipated Fed interest-rate hikes for 2018, up from the previous expectation for three. Stocks corrected, with most of the major indexes declining by 5% or more, in early February. Investor expectations shifted toward a tightening of monetary policy in Europe, pushing equities, sovereign bonds, and commodities lower in February.

For the reporting period, several major global regions posted strong equity returns. U.S. equities performed best, with the S&P 500 Index gaining 9.12%. Emerging markets were second, with the MSCI Emerging Markets Index [ND] returning 8.04%, followed by developed non-U.S. markets, which gained 3.69% as measured by the MSCI World ex-U.S. Index [ND]. Within the United States, large-cap stocks outperformed small-caps, with the Russell 2000 Index gaining 5.21% compared with an

PanAgora Market Neutral Fund 3

Global composition

	LONG (%)	SHORT (%)	NET (%)
North America	142.5%	–134.0%	8.5%
Emerging Markets	20.1	–18.0	2.1
Asia Pacific ex-Japan	15.3	–13.3	2.0
Continental Europe	48.8	–47.6	1.2
Central America	0.6	–0.3	0.3
Japan	15.2	–15.3	–0.1
United Kingdom	8.7	–9.7	–1.0
Middle East	0.0	–1.2	–1.2
Total	251.2	–239.4	11.8

The table shows the fund’s long and short exposures in each country or region and the percentage of the fund’s net assets that each represented as of 2/28/18. Allocations will not total 100% because the table reflects the notional value of derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

_________________________________________________________________________________________________________________________________________________________________________________________________________________________

increase of 8.86% for the Russell 1000 Index for the period.

After posting gains in the second half of 2017, bonds stumbled out of the gate to begin 2018. Several segments of the bond market posted negative returns in January and February. Treasury yields, especially at the longer maturities of the yield curve, rose at the start of 2018 and continued to rally. The jump in yields and selloff in bonds were largely fueled by signs of economic expansion and expectations of additional Fed rate hikes in 2018. Non-U.S. developed market government bond yields took their cues from the United States and rose at the start of the year, albeit at a slower pace. In the eurozone, sovereign bonds fared better as the European economy had not heated up as fast as its U.S. counterpart, and rising inflation had been less pronounced.

How did the fund perform for the period?

The fund returned –1.10% at net asset value for the period. The long-term portfolio declined 0.24%, with most of the underperformance coming from swap contracts of large-capitalization stocks in developed international markets. This was largely due to weakness in Europe, where companies with low profitability and unstable earnings outperformed. The model fared much better in the United States, contributing positively to performance for the period. Intermediate-term strategies detracted 0.38%, while short-term strategies contributed 0.51%. Fund performance was primarily driven by stock selection achieved through swap contracts rather than by underlying sectors or industry allocations within the swaps.

What strategies or positions detracted from performance for the period?

Selection of swap contracts with stock exposure in information technology, energy, and consumer staples detracted from returns. Declines in information technology were concentrated in the software and services industry. In the energy sector, rising oil prices caused weaker energy companies to outperform, resulting in losses among the portfolio’s short positions. Examples included Pioneer Natural Resources and Helmerich & Payne. The stocks of these energy companies, which ranked poorly in our proprietary models, rallied during the period. Swap contracts with stocks that were selected in consumer staples was hurt by a short position in Snyder’s-Lance, which was acquired by Campbell Soup Co. We sold our position in Campbell Soup in the period.

4 PanAgora Market Neutral Fund

Intermediate strategies detracted due to U.S. merger arbitrage-related trades.

What strategies or positions contributed to performance?

Exposure in financials and materials through swap contracts helped performance during the period. Within financials, our proprietary insurance model contributed positively, particularly long swap positions in Old Mutual and Reinsurance Group of America. We sold our position in Old Mutual during the period. In the materials sector, several long swap positions in metals and mining companies performed well. Short-term strategies contributed 0.51%, due in part to index reconstitution-related trades.

What is your outlook for the coming months?

The fund’s investment strategies are designed to derive uncorrelated returns purely from alpha generation rather than from market risk. The fund is designed to generate attractive absolute returns under different market conditions and, over time, different horizons. The combination of a diversified set of strategies that have low correlation to one another — rather than relying on one individual strategy — is designed to result in more stable returns over time.

The majority of the fund’s allocation is within the long-term portfolio, which utilizes fundamentally based signals applied across a broad universe of stocks, and is designed to provide the majority of return over a market cycle. We believe intermediate- and short-term strategies can provide additional alpha based on the number of corporate and market events.

Thank you, George and Richard, for your time and insights today.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one purpose: to take long or short position in equity securities.

For example, the fund’s managers may use derivatives, such as total return swaps, to take long or short positions in equity securities. The fund may also use derivatives as a substitute for a direct investment in the securities of one or more issuers.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. PanAgora monitors the counterparty risks we assume. For example, PanAgora often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

PanAgora Market Neutral Fund 5

The opinions expressed in this article represent the current, good-faith views of the author(s) at the time of publication, are provided for limited purposes, are not definitive investment advice, and should not be relied on as such. The information presented in this article has been developed internally and/or obtained from sources believed to be reliable; however, PanAgora Asset Management, Inc. (PanAgora) does not guar -antee the accuracy, adequacy, or completeness of such information. Predictions, opinions, and other information contained in this article are subject to change continually and without notice of any kind and may no longer be true after the date indicated. As with any investment there is a potential for profit as well as the possibility of loss.

Past performance is not a guarantee of future results. Any forward-looking statements speak only as of the date they are made, and PanAgora assumes no duty to and does not undertake to update forward-looking statements. Forward-looking statements are subject to numerous assumptions, risks, and uncertainties, which change over time. Actual results could differ materially from those anticipated in forward-looking statements. This material is directed exclusively at investment professionals. Any investments to which this material relates are available only to or will be engaged in only with investment professionals.

6 PanAgora Market Neutral Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for the reporting period from September 21, 2017 (the fund’s commencement of operations) through February 28, 2018, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for the life-of-fund period ended 2/28/18

(inception dates)	Life of fund
Class A (9/21/17)
Before sales charge	–1.10%
After sales charge	–6.79
Class B (9/21/17)
Before CDSC	–1.50
After CDSC	–6.43
Class C (9/21/17)
Before CDSC	–1.50
After CDSC	–2.49
Class M (9/21/17)
Before sales charge	–1.30
After sales charge	–4.75
Class R (9/21/17)
Net asset value	–1.30
Class R6 (9/21/17)
Net asset value	–1.00
Class Y (9/21/17)
Net asset value	–1.00

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R6, and Y shares have no initial sales charge or CDSC.

For a portion of the period, the fund had an expense limitation, without which returns would have been lower. The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects.

PanAgora Market Neutral Fund 7

Comparative index returns For the period ended 2/28/18

Life of fund
(since 9/21/17)
ICE BofAML U. S. Treasury Bill Index	0.48%
Lipper Alternative Equity Market Neutral Funds
category average*	0.21

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Over the life-of-fund period ended 2/28/18, there were 109 funds in this Lipper category.

Fund price and distribution information For the life-of-fund period ended 2/28/18

	Class A		Class B	Class C	Class M		Class R	ClassR6	Class Y
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
9/21/17*	$10.00	$10.61	$10.00	$10.00	$10.00	$10.36	$10.00	$10.00	$10.00
2/28/18	9.89	10.49	9.85	9.85	9.87	10.23	9.87	9.90	9.90

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

The fund made no distributions during the period.

* Inception date of the fund.

Fund performance as of most recent calendar quarter Total return for the periods ended 3/31/18

(inception dates)	Life of fund	6 months
Class A (9/21/17)
Before sales charge	–2.80%	–2.31%
After sales charge	–8.39	–7.93
Class B (9/21/17)
Before CDSC	–3.20	–2.71
After CDSC	–8.04	–7.58
Class C (9/21/17)
Before CDSC	–3.20	–2.71
After CDSC	–4.17	–3.69
Class M (9/21/17)
Before sales charge	–3.10	–2.61
After sales charge	–6.49	–6.02
Class R (9/21/17)
Net asset value	–2.90	–2.41
Class R6 (9/21/17)
Net asset value	–2.70	–2.21
Class Y (9/21/17)
Net asset value	–2.70	–2.21

See the discussion following the fund performance table on page 7 for information about the calculation of fund performance.

8 PanAgora Market Neutral Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. During the period from 9/21/17 (the fund’s commencement of operations) to 2/28/18, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Estimated net expenses for the fiscal
year ended 8/31/17*†	1.90%	2.65%	2.65%	2.40%	2.15%	1.55%	1.65%
Estimated total annual operating
expenses for the fiscal year
ended 8/31/17*	2.29%	3.04%	3.04%	2.79%	2.54%	1.94%	2.04%
Annualized expense ratio from 9/21/17
(commencement of operations)
to 2/28/18	1.81%	2.56%	2.56%	2.31%	2.06%	1.56%	1.56%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Other expenses are based on estimated amounts for the current fiscal year.

† Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 12/30/18.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 9/21/17 (commencement of operations) to 2/28/18. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Expenses paid per $1,000 *†	$7.94	$11.21	$11.21	$10.12	$9.03	$6.85	$6.85
Ending value (after expenses)	$989.00	$985.00	$985.00	$987.00	$987.00	$990.00	$990.00

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the period from 9/21/17 (inception date of the class) to 2/28/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

PanAgora Market Neutral Fund 9

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the period from 9/21/17 (commencement of operations) to 2/28/18, use the following calculation method. To find the value of your investment on 9/21/17, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Expenses paid per $1,000 *†	$9.05	$12.77	$12.77	$11.53	$10.29	$7.80	$7.80
Ending value (after expenses)	$1,015.82	$1,012.10	$1,012.10	$1,013.34	$1,014.58	$1,017.06	$1,017.06

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the period from 9/21/17 (inception date of the class) to 2/28/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

10 PanAgora Market Neutral Fund

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. Effective March 1, 2018, they are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

MSCI Emerging Markets Index (ND) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

PanAgora Market Neutral Fund 11

MSCI World ex-U.S. Index (ND) is an unmanaged index of equity securities from developed countries, excluding the United States. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Russell 1000 Index is an unmanaged index of the 1,000 largest U.S. companies.

Russell 2000 Index is an unmanaged index of 2,000 small companies in the Russell 3000 Index.

S&P 500 Index is an unmanaged index of common stock performance.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

12 PanAgora Market Neutral Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018, will be available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of February 28, 2018, Putnam employees had approximately $528,000,000 and the Trustees had approximately $81,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

PanAgora Market Neutral Fund 13

Trustee approval of management contract

General conclusions

In June 2017, the Putnam Funds’ Board of Trustees, which oversees the management of each Putnam fund, approved your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-advisory contract with respect to your fund between Putnam Management and its affiliate, PanAgora Asset Management, Inc. (“PanAgora”).

The Board, with the assistance of its Contract Committee, which consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended) of The Putnam Funds (“Independent Trustees”), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its approval of your fund’s management contract and sub-advisory contract. Over the course of the several months ending in June 2017, the Contract Committee and other committees of the Board met with representatives of Putnam Management and PanAgora, and separately in executive session, to consider the information that Putnam Management and PanAgora provided and other information developed with the assistance of the Board’s independent counsel and independent staff. The Independent Trustees also took into consideration the Contract Committee’s review and consideration of the other Putnam funds’ management, sub-management, and sub-advisory contracts and related information over the course of several months leading up to their June 2017 meeting.

On June 22, 2017, the Contract Committee recommended, and on June 23, 2017, the Independent Trustees approved, the initial execution and continuance of your fund’s management and sub-advisory contracts.

The Independent Trustees’ approval was based on the following conclusions:

• That the proposed fee schedule for your fund would represent reasonable compensation in light of the nature and quality of the services to be provided to the fund and the fees paid by competitive funds; and

• That the proposed fee schedule would represent an appropriate sharing between fund shareholders, Putnam Management and PanAgora of such economies of scale as may exist in the management of the fund at anticipated future asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

Management fee schedules and total expenses

The Trustees considered the proposed management fee schedule for your fund, including fee levels and breakpoints, in light of the fund’s proposed investment program. The Trustees also focused on the competitiveness of your fund’s fee schedule in comparison to other Putnam funds and to market competitors.

Your fund has the benefit of breakpoints in its management fee that provide shareholders with economies of scale in the form of reduced fee rates as assets under management of all open-end funds sponsored by Putnam Management for which PanAgora acts as sub-adviser launched on or after the date of your fund’s management contract.

The Trustees also focused on the competitiveness of your fund’s projected total expense ratio. In order to support the effort to have fund expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees and Putnam Management have implemented certain expense limitations. These expense limitations attempt to maintain competitive expense levels for the funds. The expense limitations were: (i) a contractual expense limitation applicable to specified retail open-end funds of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). Putnam Management has agreed to maintain these expense limitations until at least December 30, 2018. Putnam Management’s

14 PanAgora Market Neutral Fund

support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve your fund’s management and sub-advisory contracts.

The information examined by the Trustees in connection with their contract review for your fund included information regarding fees charged by Putnam Management and by PanAgora to certain of their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

Because your fund was not yet operational, the Trustees were not able to consider your fund’s performance before their initial approval of your fund’s management and sub-advisory contracts.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that PanAgora may receive in connection with the services it provides under the sub-advisory contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by the fund for brokerage may be used to acquire research services that are expected to be useful to PanAgora in managing the assets of the fund and of other clients.

Putnam Management may also receive benefits from payments that the fund makes to Putnam Management’s affiliates for investor or distribution services. In conjunction with the June 2017 initial review and continuance of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s proposed investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its proposed distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the proposed fees to be paid by your fund to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the expected nature and quality of such services, the fees paid by competitive funds, and the expected costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

PanAgora Market Neutral Fund 15

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

16 PanAgora Market Neutral Fund

The fund’s portfolio 2/28/18 (Unaudited)

INVESTMENT COMPANIES (13.5%)*	Shares	Value
State Street Institutional US Government Money Market Fund	1,533,642	$1,533,642
Total investment companies (cost $1,533,709)		$1,533,642

SHORT-TERM INVESTMENTS (88.2%)*	Principal amount	Value
U. S. Treasury Bills with effective yields ranging from 1.251%
to 1.742%, 9/13/18 ∆	$10,100,000	$10,001,697
Total short-term investments (cost $10,027,475)		$10,001,697

TOTAL INVESTMENTS
Total investments (cost $11,561,184)		$11,535,339

Key to holding’s abbreviations

ADR/Adr	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF/Etf	Exchange Traded Fund
GDR/Gdr	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR/Nvdr	Non-voting Depository Receipts
OTC	Over-the-counter
PJSC/Pjsc	Public Joint Stock Company
REGS/Regs	Securities sold under Regulation S may not be offered, sold or delivered within the United
States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR/Spdr	S&P Depository Receipts

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from September 21, 2017 (commencement of operations) through February 28, 2018 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $11,337,047.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $6,897,300 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

The dates shown on debt obligations are the original maturity dates.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC
$3,325	$3,173	$—	9/25/19	(Federal Funds	1&1 Drillisch Ag—	$(152)
				Effective Rate	Monthly
US plus 0.25%) —
Monthly
30,609	30,268	—	9/25/19	(Federal Funds	3I Group Plc—	(342)
				Effective Rate	Monthly
US plus 0.25%) —
Monthly

PanAgora Market Neutral Fund 17

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$46,740	$45,800	$—	9/25/19	(Federal Funds	Abb Ltd-Reg—	$(941)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
45,621	44,786	—	9/25/19	(Federal Funds	Abiomed Inc—	(837)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
114,720	113,298	—	9/25/19	(Federal Funds	Acs Actividades	(1,428)
				Effective Rate	Cons Y Serv—
				US plus 0.25%) —	Monthly
				Monthly
16,548	15,589	—	9/27/19	(Federal Funds	Adaro Energy Tbk	(961)
				Effective Rate	Pt—Monthly
				US plus 0.75%) —
				Monthly
17,638	17,700	—	9/25/19	(Federal Funds	Advanced	61
				Effective Rate US	Semiconductor
				plus 0.35%) —	Engineering Inc—
				Monthly	Monthly
34,619	33,450	—	9/25/19	(Federal Funds	Aecom—Monthly	(1,170)
				Effective Rate
				US plus 0.25%) —
				Monthly
37,378	37,736	—	9/26/19	(Federal Funds	Aeon Mall Co Ltd—	626
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
41,653	41,963	—	9/25/19	(Federal Funds	Aetna Inc—Monthly	309
				Effective Rate
				US plus 0.25%) —
				Monthly
21,015	20,702	—	9/25/19	(Federal Funds	Agile Group	(314)
				Effective Rate	Holdings Ltd—
				US plus 0.25%) —	Monthly
				Monthly
78,061	75,861	—	9/25/19	(Federal Funds	Agilent	(2,205)
				Effective Rate	Technologies Inc—
				US plus 0.25%) —	Monthly
				Monthly
21,031	20,012	—	9/25/19	(Federal Funds	Agricultural Bank Of	(1,020)
				Effective Rate	China Ltd—Monthly
				US plus 0.25%) —
				Monthly
38,360	40,842	—	9/25/19	(Federal Funds	Air New Zealand	2,480
				Effective Rate	Ltd—Monthly
				US plus 0.25%) —
				Monthly

18 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$40,968	$41,132	$—	9/26/19	(Federal Funds	Aisin Seiki Co Ltd—	$163
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
16,401	16,506	—	9/26/19	(Federal Funds	Ajinomoto Co Inc—	104
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
49,118	48,301	—	9/25/19	(Federal Funds	Akamai	(819)
				Effective Rate	Technologies Inc—
				US plus 0.25%) —	Monthly
				Monthly
37,557	36,678	—	9/25/19	(Federal Funds	Aker Bp Asa—	(880)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
28,827	16,127	—	9/25/19	(Federal Funds	Akorn Inc—Monthly	(12,699)
				Effective Rate
				US plus 0.25%) —
				Monthly
37,326	38,380	—	9/26/19	(Federal Funds	Alfresa Holdings	1,052
				Effective Rate	Corp—Monthly
				US plus 0.25%) —
				Monthly
72,769	72,367	—	9/25/19	(Federal Funds	Allianz Se-Reg—	(405)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
108,417	109,022	—	9/25/19	(Federal Funds	Allison Transmission	600
				Effective Rate	Holding—Monthly
				US plus 0.25%) —
				Monthly
33,130	31,922	—	9/25/19	(Federal Funds	Allstate Corp—	(1,210)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
52,613	50,818	—	9/25/19	(Federal Funds	Alphabet Inc-Cl C—	(1,797)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
116,808	111,976	—	9/25/19	(Federal Funds	Altaba Inc—Monthly	(4,838)
				Effective Rate US
				plus 0.30%) —
				Monthly
29,771	28,642	—	9/25/19	(Federal Funds	Altria Group Inc—	(1,130)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 19

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$182,634	$181,494	$—	9/25/19	(Federal Funds	Amazon.Com Inc—	$(1,149)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
17,657	17,266	—	9/25/19	(Federal Funds	Amcor Limited—	(65)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
31,453	29,890	—	9/25/19	(Federal Funds	America Movil-Spn	(1,565)
				Effective Rate	Adr Cl L—Monthly
				US plus 0.25%) —
				Monthly
38,013	36,469	—	9/25/19	(Federal Funds	American Express	(1,546)
				Effective Rate US	Co—Monthly
				plus 0.30%) —
				Monthly
124,662	120,146	—	9/25/19	(Federal Funds	Ameriprise Financial	(4,521)
				Effective Rate	Inc—Monthly
				US plus 0.25%) —
				Monthly
18,264	18,332	—	9/25/19	(Federal Funds	Amp Ltd—Monthly	66
				Effective Rate
				US plus 0.25%) —
				Monthly
34,307	34,937	—	9/25/19	(Federal Funds	Amplifon Spa—	630
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
10,094	9,993	—	9/25/19	(Federal Funds	Amundi Sa—	(101)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
21,731	21,443	—	9/25/19	(Federal Funds	Anhui Conch	(289)
				Effective Rate	Cement Co Ltd-H—
				US plus 0.25%) —	Monthly
				Monthly
34,588	34,446	—	9/25/19	(Federal Funds	Apartment	(142)
				Effective Rate US	Investment &
				plus 0.30%) —	Management Co—
				Monthly	Monthly
11,551	11,460	—	9/25/19	(Federal Funds	Applied Materials	(90)
				Effective Rate	Inc—Monthly
				US plus 0.25%) —
				Monthly
42,529	41,007	—	9/25/19	(Federal Funds	Aptiv Plc—Monthly	(1,524)
				Effective Rate
				US plus 0.25%) —
				Monthly

20 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$18,095	$17,676	$—	9/25/19	(Federal Funds	Aqua America Inc—	$(420)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
11,816	11,869	—	9/25/19	(Federal Funds	Arista Networks	53
				Effective Rate US	Inc—Monthly
				plus 0.30%) —
				Monthly
36,005	34,910	—	9/25/19	(Federal Funds	Arris International	(1,097)
				Effective Rate US	Plc—Monthly
				plus 0.30%) —
				Monthly
9,222	9,219	—	9/25/19	(Federal Funds	Assa Abloy Ab-B—	(3)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
18,631	19,255	—	9/26/19	(Federal Funds	Astellas Pharma	624
				Effective Rate	Inc—Monthly
				US plus 0.25%) —
				Monthly
14,989	14,457	—	9/27/19	(Federal Funds	Astro Malaysia	(533)
				Effective Rate	Holdings Bhd—
				US plus 0.75%) —	Monthly
				Monthly
19,090	19,110	—	9/25/19	(Federal Funds	Asx Ltd—Monthly	20
				Effective Rate
				US plus 0.25%) —
				Monthly
5,769	5,590	—	9/25/19	(Federal Funds	At&T Inc—Monthly	(179)
				Effective Rate
				US plus 0.25%) —
				Monthly
132,000	129,450	—	9/25/19	(Federal Funds	Athene Holding Ltd-	(2,557)
				Effective Rate	Class A—Monthly
				US plus 0.25%) —
				Monthly
4,807	4,737	—	9/25/19	(Federal Funds	Attendo Ab—	(70)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
53,721	48,525	—	9/25/19	(Federal Funds	Autozone Inc—	(5,197)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
132,842	130,674	—	9/25/19	(Federal Funds	Avery Dennison	(2,174)
				Effective Rate	Corp—Monthly
				US plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 21

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$64,379	$62,944	$—	9/25/19	(Federal Funds	Avista Corp—	$(1,437)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
42,144	41,959	—	9/25/19	(Federal Funds	Aviva Plc—Monthly	(187)
				Effective Rate
				US plus 0.25%) —
				Monthly
34,442	33,233	—	9/25/19	(Federal Funds	Axalta Coating	(1,210)
				Effective Rate US	Systems Ltd—
				plus 0.30%) —	Monthly
				Monthly
125,319	124,953	—	9/25/19	(Federal Funds	Axfood Ab—	(373)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
10,742	10,022	—	9/26/19	(Federal Funds	Ayala Land Inc—	(721)
				Effective Rate	Monthly
				US plus 0.75%) —
				Monthly
26,145	25,733	—	9/26/19	(Federal Funds	Banco Do Brasil	(414)
				Effective Rate	S. A.—Monthly
				US plus 0.65%) —
				Monthly
1,932	1,920	—	9/27/19	(Federal Funds	Bank Danamon	(12)
				Effective Rate	Indonesia Tbk—
				US plus 0.75%) —	Monthly
				Monthly
102,350	101,340	—	9/25/19	(Federal Funds	Bank Of America	(1,013)
				Effective Rate	Corp—Monthly
				US plus 0.25%) —
				Monthly
14,724	14,187	—	9/25/19	(Federal Funds	Bank Of China Ltd—	(537)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
10,538	10,566	—	9/25/19	(Federal Funds	Bank Of East Asia	27
				Effective Rate	Ltd/The—Monthly
				US plus 0.25%) —
				Monthly
35,606	34,902	—	9/25/19	(Federal Funds	Bank Of New York	(706)
				Effective Rate US	Mellon Corp/The—
				plus 0.30%) —	Monthly
				Monthly
83,084	83,139	—	9/25/19	(Federal Funds	Bank Of Nova	52
				Effective Rate	Scotia—Monthly
				US plus 0.25%) —
				Monthly

22 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$19,328	$19,163	$—	9/27/19	(Federal Funds	Bank Rakyat	$(166)
				Effective Rate	Indonesia Perser—
				US plus 0.75%) —	Monthly
				Monthly
54,838	54,304	—	9/25/19	(Federal Funds	Bankinter Sa—	(537)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
12,088	11,818	—	9/25/19	(Federal Funds	Beijing Capital Intl	(271)
				Effective Rate	Airpo-H—Monthly
				US plus 0.25%) —
				Monthly
11,198	11,131	—	9/25/19	(Federal Funds	Beijing Enterprises	(68)
				Effective Rate	Holdings—Monthly
				US plus 0.25%) —
				Monthly
92,688	91,229	—	9/25/19	(Federal Funds	Berry Global Group	(1,462)
				Effective Rate	Inc—Monthly
				US plus 0.25%) —
				Monthly
131,134	130,899	—	9/25/19	(Federal Funds	Best Buy Co Inc—	(241)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
17,881	17,707	—	9/25/19	(Federal Funds	Bhp Billiton Ltd—	(175)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
17,560	16,953	—	9/25/19	(Federal Funds	Bhp Billiton Plc—	(607)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
74,382	74,304	—	9/25/19	(Federal Funds	Billerudkorsnas	(81)
				Effective Rate	Ab—Monthly
				US plus 0.25%) —
				Monthly
159,772	159,742	—	9/25/19	(Federal Funds	Bioverativ Inc—	(38)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
106,253	105,259	—	9/25/19	(Federal Funds	Black Knight Inc—	(1,000)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
44,795	44,795	—	9/25/19	(Federal Funds	Blackhawk Network	(2)
				Effective Rate US	Holdings Inc—
				plus 0.30%) —	Monthly
				Monthly

PanAgora Market Neutral Fund 23

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$33,838	$32,966	$—	9/25/19	(Federal Funds	Blackrock Inc—	$(874)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
118,494	118,080	—	9/25/19	(Federal Funds	Boeing Co/The—	(419)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
1,048	1,010	—	9/25/19	(Federal Funds	Bonava Ab-B	(38)
				Effective Rate	Shares—Monthly
				US plus 0.25%) —
				Monthly
50,405	47,657	—	9/25/19	(Federal Funds	Borgwarner Inc—	(2,585)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
63,997	62,031	—	9/25/19	(Federal Funds	Brighthouse	(1,968)
				Effective Rate	Financial Inc—
				US plus 0.25%) —	Monthly
				Monthly
15,094	14,372	—	9/25/19	(Federal Funds	British Land Co Plc—	(722)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
105,480	102,774	—	9/25/19	(Federal Funds	Broadcom Ltd—	(2,713)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
35,541	35,334	—	9/25/19	(Federal Funds	Broadridge	(209)
				Effective Rate	Financial Solutio—
				US plus 0.25%) —	Monthly
				Monthly
34,311	35,241	—	9/26/19	(Federal Funds	Brother Industries	928
				Effective Rate	Ltd—Monthly
				US plus 0.25%) —
				Monthly
63,532	61,719	—	9/25/19	(Federal Funds	Brunswick Corp/	(1,815)
				Effective Rate	De—Monthly
				US plus 0.25%) —
				Monthly
116,080	112,821	—	9/25/19	(Federal Funds	Cadence Design Sys	(3,265)
				Effective Rate	Inc—Monthly
				US plus 0.25%) —
				Monthly
91,275	90,866	—	9/25/19	(Federal Funds	Cae Inc—Monthly	(413)
				Effective Rate
				US plus 0.25%) —
				Monthly

24 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$45,162	$45,162	$—	9/25/19	(Federal Funds	Callidus Software	$(2)
				Effective Rate US	Inc—Monthly
				plus 0.30%) —
				Monthly
103,481	103,481	—	9/25/19	(Federal Funds	Calpine Corp—	(4)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
95,143	96,333	—	9/25/19	(Federal Funds	Caltex Australia	1,186
				Effective Rate	Ltd—Monthly
				US plus 0.25%) —
				Monthly
3,592	3,539	—	9/25/19	(Federal Funds	Canadian Tire Corp-	(54)
				Effective Rate	Class A—Monthly
				US plus 0.25%) —
				Monthly
22,319	23,032	—	9/26/19	(Federal Funds	Canon Inc.—	712
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
16,474	15,749	—	9/25/19	(Federal Funds	Capita Plc—Monthly	(725)
				Effective Rate
				US plus 0.25%) —
				Monthly
43,029	42,451	—	9/25/19	(Federal Funds	Carnival Plc—	(580)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
25,960	24,459	—	9/25/19	(Federal Funds	Cars. Com Inc—	(1,503)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
17,167	17,460	—	9/25/19	(Federal Funds	Catcher Technology	291
				Effective Rate US	Co Ltd—Monthly
				plus 0.35%) —
				Monthly
108,690	102,674	—	9/25/19	(Federal Funds	Caterpillar Inc—	(6,021)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
14,812	14,934	—	9/25/19	(Federal Funds	Cathay Financial	121
				Effective Rate US	Holding Co—
				plus 0.35%) —	Monthly
				Monthly
90,479	90,287	—	9/25/19	(Federal Funds	Cavium Inc—	(196)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 25

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$94,959	$95,183	$—	9/25/19	(Federal Funds	Cbre Group Inc—	$219
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
8,947	7,818	—	9/26/19	(Federal Funds	Ccr Sa—Monthly	(1,129)
				Effective Rate
				US plus 0.65%) —
				Monthly
14,707	14,267	—	9/25/19	(Federal Funds	Celltrion Pharm	(441)
				Effective Rate US	Inc—Monthly
				plus 0.35%) —
				Monthly
102,269	101,014	—	9/25/19	(Federal Funds	Centene Corp—	(1,259)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
46,742	45,727	—	9/25/19	(Federal Funds	Centrica Plc—	(1,017)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
33,654	32,141	—	9/25/19	(Federal Funds	Charter	(1,514)
				Effective Rate	Communications
				US plus 0.25%) —	Inc-A—Monthly
				Monthly
8,881	8,777	—	9/25/19	(Federal Funds	Cheil Worldwide	(105)
				Effective Rate US	Inc—Monthly
				plus 0.35%) —
				Monthly
49,212	45,800	—	9/25/19	(Federal Funds	Chemours Co/The—	(3,417)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
67,156	65,585	—	9/25/19	(Federal Funds	Chevron Corp—	(1,572)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
11,194	11,423	—	9/25/19	(Federal Funds	China Airlines Ltd—	228
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
13,512	13,150	—	9/25/19	(Federal Funds	China Cinda Asset	(363)
				Effective Rate	Management Co
				US plus 0.25%) —	Ltd—Monthly
				Monthly
10,791	10,719	—	9/25/19	(Federal Funds	China	(73)
				Effective Rate	Communications
				US plus 0.25%) —	Servi-H—Monthly
				Monthly

26 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$14,084	$14,062	$—	9/25/19	(Federal Funds	China Medical	$(23)
				Effective Rate	System Holding—
				US plus 0.25%) —	Monthly
				Monthly
20,351	19,859	—	9/25/19	(Federal Funds	China National	(493)
				Effective Rate	Building Material Co
				US plus 0.25%) —	Ltd—Monthly
				Monthly
8,159	8,051	—	9/25/19	(Federal Funds	China Railway	(108)
				Effective Rate	Construction-H—
				US plus 0.25%) —	Monthly
				Monthly
14,013	13,916	—	9/25/19	(Federal Funds	China Resources	(97)
				Effective Rate	Cement—Monthly
				US plus 0.25%) —
				Monthly
27,458	26,989	—	9/25/19	(Federal Funds	China Resources	(469)
				Effective Rate	Gas Group Lt—
				US plus 0.25%) —	Monthly
				Monthly
35,371	34,351	—	9/25/19	(Federal Funds	Choice Hotels Intl	(1,022)
				Effective Rate	Inc—Monthly
				US plus 0.25%) —
				Monthly
30,471	30,220	—	9/25/19	(Federal Funds	Christian Dior Se—	(251)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
45,108	44,346	—	9/25/19	(Federal Funds	Ci Financial Corp—	(579)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
93,591	94,600	—	9/25/19	(Federal Funds	Cimic Group Ltd—	1,006
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
64,939	63,408	—	9/25/19	(Federal Funds	Citizens Financial	(1,534)
				Effective Rate	Group—Monthly
				US plus 0.25%) —
				Monthly
132,175	130,824	—	9/25/19	(Federal Funds	Citrix Systems Inc—	(1,356)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
17,270	17,303	—	9/25/19	(Federal Funds	Ck Asset Holdings	32
				Effective Rate	Ltd—Monthly
				US plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 27

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$10,072	$10,031	$—	9/25/19	(Federal Funds	Clariant Ag-Reg—	$(41)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
24,751	25,271	—	9/25/19	(Federal Funds	Clp Holdings Ltd—	518
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
72,133	69,958	—	9/25/19	(Federal Funds	Cms Energy Corp—	(2,178)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
77,151	76,594	—	9/25/19	(Federal Funds	Cnp Assurances—	(560)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
39,472	42,344	—	9/25/19	(Federal Funds	Cnx Resources	2,870
				Effective Rate US	Corp—Monthly
				plus 0.30%) —
				Monthly
60,143	57,592	—	9/25/19	(Federal Funds	Coca-Cola Amatil	(824)
				Effective Rate	Ltd—Monthly
				US plus 0.25%) —
				Monthly
44,181	43,436	—	9/25/19	(Federal Funds	Com Hem Holding	(747)
				Effective Rate	Ab—Monthly
				US plus 0.25%) —
				Monthly
98,474	96,053	—	9/25/19	(Federal Funds	Comerica Inc—	(2,426)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
102,175	100,204	—	9/25/19	(Federal Funds	Computershare	(1,976)
				Effective Rate	Ltd—Monthly
				US plus 0.25%) —
				Monthly
115,946	114,677	—	9/25/19	(Federal Funds	Conagra Brands	(1,275)
				Effective Rate	Inc—Monthly
				US plus 0.25%) —
				Monthly
141,762	140,014	—	9/25/19	(Federal Funds	Constellation	(1,754)
				Effective Rate	Software Inc—
				US plus 0.25%) —	Monthly
				Monthly
2,356	2,357	—	9/25/19	(Federal Funds	Contourglobal Plc—	—
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly

28 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$70,741	$69,209	$—	9/25/19	(Federal Funds	Copa Holdings Sa-	$(1,536)
				Effective Rate	Class A—Monthly
				US plus 0.25%) —
				Monthly
20,807	20,541	—	9/25/19	(Federal Funds	Cornerstone	(267)
				Effective Rate US	Ondemand Inc—
				plus 0.30%) —	Monthly
				Monthly
76,546	75,787	—	9/25/19	(Federal Funds	Costco Wholesale	(762)
				Effective Rate	Corp—Monthly
				US plus 0.25%) —
				Monthly
54,870	54,303	—	9/25/19	(Federal Funds	Covestro Ag—	(570)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
18,957	18,950	—	9/26/19	(Federal Funds	Cp All Pcl—Monthly	(8)
				Effective Rate
				US plus 0.75%) —
				Monthly
163,427	159,050	—	9/25/19	(Federal Funds	Crane Co—Monthly	(3,782)
				Effective Rate
				US plus 0.25%) —
				Monthly
45,084	45,029	—	9/25/19	(Federal Funds	Csra Inc—Monthly	(58)
				Effective Rate US
				plus 0.30%) —
				Monthly
33,782	32,286	—	9/25/19	(Federal Funds	Csx Corp—Monthly	(1,366)
				Effective Rate
				US plus 0.25%) —
				Monthly
18,133	18,325	—	9/25/19	(Federal Funds	Ctbc Financial	191
				Effective Rate US	Holding Co Ltd—
				plus 0.35%) —	Monthly
				Monthly
37,322	37,048	—	9/25/19	(Federal Funds	Cvs Health Corp—	(275)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
15,083	15,006	—	9/25/19	(Federal Funds	Daelim Industrial Co	(78)
				Effective Rate US	Ltd—Monthly
				plus 0.35%) —
				Monthly
9,704	9,294	—	9/25/19	(Federal Funds	Daewoo	(411)
				Effective Rate US	Engineering &
				plus 0.35%) —	Constr—Monthly
				Monthly

PanAgora Market Neutral Fund 29

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$33,825	$33,753	$—	9/26/19	(Federal Funds	Dai Nippon Printing	$(73)
				Effective Rate	Co Ltd—Monthly
				US plus 0.25%) —
				Monthly
33,680	34,609	—	9/26/19	(Federal Funds	Daicel Corp—	928
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
34,013	33,588	—	9/26/19	(Federal Funds	Daiwa Securities	(427)
				Effective Rate	Group Inc—Monthly
				US plus 0.25%) —
				Monthly
34,988	33,930	—	9/25/19	(Federal Funds	Danaher Corp—	(1,060)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
98,064	99,205	—	9/25/19	(Federal Funds	Dassault Aviation	1,137
				Effective Rate	Sa—Monthly
				US plus 0.25%) —
				Monthly
14,748	14,505	—	9/25/19	(Federal Funds	Db Insurance Co	(244)
				Effective Rate US	Ltd—Monthly
				plus 0.35%) —
				Monthly
10,642	10,123	—	9/25/19	(Federal Funds	Delphi Technologies	(519)
				Effective Rate	Plc—Monthly
				US plus 0.20%) —
				Monthly
45,284	44,036	—	9/25/19	(Federal Funds	Direct Line	(1,250)
				Effective Rate	Insurance Group
				US plus 0.25%) —	Plc—Monthly
				Monthly
46,343	42,982	—	9/25/19	(Federal Funds	Dish Network	(3,363)
				Effective Rate	Corp—Monthly
				US plus 0.25%) —
				Monthly
9,602	9,108	—	9/25/19	(Federal Funds	Distribuidora	(495)
				Effective Rate	Internacional—
				US plus 0.25%) —	Monthly
				Monthly
5,896	6,014	—	9/26/19	(Federal Funds	Dmci Holdings Inc—	117
				Effective Rate	Monthly
				US plus 0.75%) —
				Monthly
26,458	26,559	—	9/26/19	(Federal Funds	Dmg Mori Co Ltd—	100
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly

30 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$38,921	$39,040	$—	9/25/19	(Federal Funds	Dnb Asa—Monthly	$118
				Effective Rate
				US plus 0.25%) —
				Monthly
60,636	59,967	—	9/25/19	(Federal Funds	Dolby Laboratories	(672)
				Effective Rate	Inc—Monthly
				US plus 0.25%) —
				Monthly
12,668	12,664	—	9/25/19	(Federal Funds	Dongfeng Motor Grp	(5)
				Effective Rate	Co Ltd-H—Monthly
				US plus 0.25%) —
				Monthly
34,033	34,017	—	9/25/19	(Federal Funds	Dst Systems Inc—	(18)
				Effective Rate US	Monthly
				plus 0.30%) —
				Monthly
12,070	11,991	—	9/27/19	(Federal Funds	Dubai Islamic Bank	(80)
				Effective Rate	Pjsc—Monthly
				US plus 1.20%) —
				Monthly
37,073	36,139	—	9/25/19	(Federal Funds	Duke Realty Corp—	(936)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
136,267	136,169	—	9/25/19	(Federal Funds	Dun & Bradstreet	(104)
				Effective Rate	Corp—Monthly
				US plus 0.25%) —
				Monthly
93,234	91,363	—	9/25/19	(Federal Funds	Dxc Technology	(1,876)
				Effective Rate	Co—Monthly
				US plus 0.25%) —
				Monthly
129,952	130,627	—	9/25/19	(Federal Funds	E*Trade Financial	670
				Effective Rate	Corp—Monthly
				US plus 0.25%) —
				Monthly
55,275	52,776	—	9/25/19	(Federal Funds	E.On Se—Monthly	(2,502)
				Effective Rate
				US plus 0.25%) —
				Monthly
106,405	103,962	—	9/25/19	(Federal Funds	East West Bancorp	(2,448)
				Effective Rate	Inc—Monthly
				US plus 0.25%) —
				Monthly
33,899	33,248	—	9/25/19	(Federal Funds	Eaton Corp Plc—	(653)
				Effective Rate US	Monthly
				plus 0.30%) —
				Monthly

PanAgora Market Neutral Fund 31

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$66,928	$65,447	$—	9/25/19	(Federal Funds	Ebay Inc—Monthly	$(1,484)
				Effective Rate
				US plus 0.25%) —
				Monthly
13,878	13,611	—	9/26/19	(Federal Funds	Ecorodovias	(267)
				Effective Rate	Infraestrutura E
				US plus 0.65%) —	Logistica Sa—
				Monthly	Monthly
112,597	109,327	—	9/25/19	(Federal Funds	Edgewell Personal	(3,277)
				Effective Rate	Care Co—Monthly
				US plus 0.25%) —
				Monthly
9,408	9,007	—	9/26/19	(Federal Funds	Edp — Energias Do	(402)
				Effective Rate	Brasil Sa—Monthly
				US plus 0.65%) —
				Monthly
42,343	40,426	—	9/25/19	(Federal Funds	Eiffage Sa—Monthly	(1,920)
				Effective Rate
				US plus 0.25%) —
				Monthly
31,688	32,028	—	9/26/19	(Federal Funds	Eisai Co Ltd—	339
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
112,935	110,747	—	9/25/19	(Federal Funds	Electrolux Ab-Ser	(2,193)
				Effective Rate	B—Monthly
				US plus 0.25%) —
				Monthly
8,043	7,840	—	9/27/19	(Federal Funds	Emaar Properties	(204)
				Effective Rate	Pjsc—Monthly
				US plus 1.20%) —
				Monthly
19,540	19,089	—	9/25/19	(Federal Funds	E-Mart Inc—Monthly	(451)
				Effective Rate US
				plus 0.35%) —
				Monthly
7,821	7,540	—	9/25/19	(Federal Funds	Embotelladora	(281)
				Effective Rate	Andina-Adr B—
				US plus 0.25%) —	Monthly
				Monthly
34,265	33,114	—	9/25/19	(Federal Funds	Emerson Electric	(1,153)
				Effective Rate	Co—Monthly
				US plus 0.25%) —
				Monthly
64,344	63,912	—	9/25/19	(Federal Funds	Encompass Health	(435)
				Effective Rate	Corp—Monthly
				US plus 0.25%) —
				Monthly

32 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$72,333	$70,516	$—	9/25/19	(Federal Funds	Endesa Sa—	$(1,821)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
6,605	6,445	—	9/25/19	(Federal Funds	Enel Chile Sa—	(161)
				Effective Rate	Monthly
				US plus 1.25%) —
				Monthly
2	2	—	9/25/19	(Federal Funds	Enel Chile Sa—	—
				Effective Rate	Monthly
				US plus 0.20%) —
				Monthly
15,780	15,527	—	9/25/19	(Federal Funds	Energizer Holdings	(255)
				Effective Rate	Inc—Monthly
				US plus 0.25%) —
				Monthly
40,608	39,964	—	9/25/19	(Federal Funds	Engie Sa—Monthly	(646)
				Effective Rate
				US plus 0.25%) —
				Monthly
19,239	19,281	—	9/26/19	(Federal Funds	Engie Brasil Energia	41
				Effective Rate	Sa—Monthly
				US plus 0.65%) —
				Monthly
11,723	11,528	—	9/25/19	(Federal Funds	Enn Energy	(195)
				Effective Rate	Holdings Ltd—
				US plus 0.25%) —	Monthly
				Monthly
34,419	33,266	—	9/25/19	(Federal Funds	Entegris Inc—	(1,154)
				Effective Rate US	Monthly
				plus 0.30%) —
				Monthly
99,342	97,884	—	9/25/19	(Federal Funds	Entergy Corp—	(1,463)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
14,241	14,949	—	9/25/19	(Federal Funds	Eregli Demir Ve Celik	707
				Effective Rate	Fabrik—Monthly
				US plus 0.70%) —
				Monthly
11,436	11,352	—	9/25/19	(Federal Funds	Estee Lauder Cos	(84)
				Effective Rate US	Inc/The—Monthly
				plus 0.30%) —
				Monthly
18,085	17,528	—	9/25/19	(Federal Funds	Eurofins Scientific—	(558)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 33

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$11,864	$11,896	$—	9/25/19	(Federal Funds	Eva Airways Corp—	$31
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
20,752	20,561	—	9/25/19	(Federal Funds	Evonik Industries	(191)
				Effective Rate	Ag—Monthly
				US plus 0.25%) —
				Monthly
41,533	41,496	—	9/25/19	(Federal Funds	Exor Nv—Monthly	(38)
				Effective Rate
				US plus 0.25%) —
				Monthly
42,257	41,485	—	9/25/19	(Federal Funds	Experian Plc—	(774)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
12,283	11,275	—	9/27/19	(Federal Funds	Exxaro Resources	64
				Effective Rate	Ltd—Monthly
				US plus 0.60%) —
				Monthly
33,822	32,492	—	9/25/19	(Federal Funds	Exxon Mobil Corp—	(1,332)
				Effective Rate US	Monthly
				plus 0.30%) —
				Monthly
36,247	35,645	—	9/25/19	(Federal Funds	F5 Networks Inc—	(604)
				Effective Rate US	Monthly
				plus 0.30%) —
				Monthly
48,452	46,720	—	9/25/19	(Federal Funds	Facebook Inc-A—	(1,734)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
1,880	1,880	—	9/25/19	(Federal Funds	Far East Horizon	—
				Effective Rate	Ltd—Monthly
				US plus 0.25%) —
				Monthly
130,617	127,029	—	9/25/19	(Federal Funds	Federated Investors	(3,593)
				Effective Rate	Inc-Cl B—Monthly
				US plus 0.25%) —
				Monthly
3,453	3,368	—	9/27/19	(Federal Funds	Felda Global	(86)
				Effective Rate	Ventures Holdings
				US plus 0.75%) —	Bhd—Monthly
				Monthly
119,375	116,865	—	9/25/19	(Federal Funds	Fifth Third	(2,516)
				Effective Rate	Bancorp—Monthly
				US plus 0.25%) —
				Monthly

34 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$48,323	$47,562	$—	9/25/19	(Federal Funds	Finning	$(764)
				Effective Rate	International Inc—
				US plus 0.25%) —	Monthly
				Monthly
38,652	38,124	—	9/25/19	(Federal Funds	Fireeye Inc—	(530)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
39,956	37,860	—	9/25/19	(Federal Funds	First Citizens	(2,097)
				Effective Rate	Bcshs -Cl A—
				US plus 0.25%) —	Monthly
				Monthly
78,114	77,006	—	9/25/19	(Federal Funds	First Hawaiian Inc—	(1,112)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
20,376	19,672	—	9/25/19	(Federal Funds	First Solar Inc—	(705)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
112,419	114,924	—	9/25/19	(Federal Funds	Flight Centre Travel	2,500
				Effective Rate	Group L—Monthly
				US plus 0.25%) —
				Monthly
57,805	57,260	—	9/25/19	(Federal Funds	Fnf Group—Monthly	(548)
				Effective Rate
				US plus 0.25%) —
				Monthly
33,408	33,193	—	9/25/19	(Federal Funds	Foot Locker Inc—	(215)
				Effective Rate US	Monthly
				plus 0.30%) —
				Monthly
20,680	20,148	—	9/25/19	(Federal Funds	Ford Motor Co—	(533)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
26,505	26,981	—	9/25/19	(Federal Funds	Ford Otomotiv	474
				Effective Rate	Sanayi As—Monthly
				US plus 0.70%) —
				Monthly
133,247	133,645	—	9/25/19	(Federal Funds	Fortinet Inc—	391
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
9,963	9,926	—	9/25/19	(Federal Funds	Fosun International	(38)
				Effective Rate	Ltd—Monthly
				US plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 35

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$89,057	$84,816	$—	9/25/19	(Federal Funds	Freeport-Mcmoran	$(4,247)
				Effective Rate	Inc—Monthly
				US plus 0.25%) —
				Monthly
41,837	38,378	—	9/25/19	(Federal Funds	Fresnillo Plc—	(3,461)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
22,988	22,998	—	9/26/19	(Federal Funds	Fuji Electric Co Ltd—	9
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
32,354	33,565	—	9/26/19	(Federal Funds	Fujifilm Holdings	1,210
				Effective Rate	Corp—Monthly
				US plus 0.25%) —
				Monthly
28,396	28,374	—	9/26/19	(Federal Funds	Fujitsu Ltd—	(23)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
39,905	39,579	—	9/25/19	(Federal Funds	G4S Plc—Monthly	(328)
				Effective Rate
				US plus 0.25%) —
				Monthly
39,993	39,718	—	9/25/19	(Federal Funds	Galp Energia Sgps	(277)
				Effective Rate	Sa—Monthly
				US plus 0.25%) —
				Monthly
123,726	120,850	—	9/25/19	(Federal Funds	Garmin Ltd—	(2,882)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
28,782	27,672	—	9/25/19	(Federal Funds	Gartner Inc—	(1,112)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
35,173	34,883	—	9/25/19	(Federal Funds	Genpact Ltd—	(291)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
91,223	81,288	—	9/26/19	(Federal Funds	Genting Singapore	(9,940)
				Effective Rate US	Plc—Monthly
				plus 0.55%) —
				Monthly
34,754	34,357	—	9/25/19	(Federal Funds	Global Payments	(399)
				Effective Rate US	Inc—Monthly
				plus 0.30%) —
				Monthly

36 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$12,392	$12,387	$—	9/26/19	(Federal Funds	Glow Energy Pcl —	$(5)
				Effective Rate	Nvdr—Monthly
				US plus 0.75%) —
				Monthly
34,439	33,733	—	9/25/19	(Federal Funds	Godaddy Inc—	(706)
				Effective Rate US	Monthly
				plus 0.30%) —
				Monthly
86,301	84,695	—	9/25/19	(Federal Funds	Graham Holdings	(1,609)
				Effective Rate	Co—Monthly
				US plus 0.25%) —
				Monthly
1,650	1,601	—	9/25/19	(Federal Funds	Granite Point	(49)
				Effective Rate	Mortgage Trust Inc—
				US plus 0.40%) —	Monthly
				Monthly
1,109	1,051	—	9/25/19	(Federal Funds	Grupo Carso Sab De	(58)
				Effective Rate US	Cv—Monthly
				plus 1.00%) —
				Monthly
17,665	18,007	—	9/25/19	(Federal Funds	Gs Holdings Corp—	341
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
18,571	17,788	—	9/25/19	(Federal Funds	Guangzhou	(784)
				Effective Rate	Automobile Group
				US plus 0.25%) —	Co Ltd—Monthly
				Monthly
5,458	5,431	—	9/25/19	(Federal Funds	Guangzhou	(28)
				Effective Rate	Baiyunshan
				US plus 0.25%) —	Pharm-H—Monthly
				Monthly
19,654	19,142	—	9/27/19	(Federal Funds	Gudang Garam Tbk	(513)
				Effective Rate	Pt—Monthly
				US plus 0.75%) —
				Monthly
46,896	45,949	—	9/25/19	(Federal Funds	Gulfport Energy	(950)
				Effective Rate	Corp—Monthly
				US plus 0.25%) —
				Monthly
31,523	30,881	—	9/25/19	(Federal Funds	Haier Electronics	(644)
				Effective Rate	Group Co—Monthly
				US plus 0.25%) —
				Monthly
31,216	33,666	—	9/25/19	(Federal Funds	Haitian	2,449
				Effective Rate	International
				US plus 0.25%) —	Hldgs—Monthly
				Monthly

PanAgora Market Neutral Fund 37

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$120,671	$116,143	$—	9/25/19	(Federal Funds	Halliburton Co—	$(4,535)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
42,436	39,282	—	9/25/19	(Federal Funds	Hammerson Plc—	(3,156)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
99,570	98,626	—	9/25/19	(Federal Funds	Hang Seng Bank	(948)
				Effective Rate	Ltd—Monthly
				US plus 0.25%) —
				Monthly
90,522	89,940	—	9/25/19	(Federal Funds	Hannover Rueck	(587)
				Effective Rate	Se—Monthly
				US plus 0.25%) —
				Monthly
11,126	11,055	—	9/25/19	(Federal Funds	Hannover Rueck	(72)
				Effective Rate	Se—Monthly
				US plus 0.25%) —
				Monthly
56,037	54,818	—	9/25/19	(Federal Funds	Hanover Insurance	(1,222)
				Effective Rate	Group Inc/—
				US plus 0.25%) —	Monthly
				Monthly
19,833	19,407	—	9/25/19	(Federal Funds	Hanwha Chemical	(427)
				Effective Rate US	Corp—Monthly
				plus 0.35%) —
				Monthly
21,389	21,853	—	9/25/19	(Federal Funds	Hanwha	462
				Effective Rate US	Corporation—
				plus 0.35%) —	Monthly
				Monthly
131,329	131,214	—	9/25/19	(Federal Funds	Heineken Holding	(121)
				Effective Rate	Nv—Monthly
				US plus 0.25%) —
				Monthly
20,826	20,761	—	9/25/19	(Federal Funds	Heineken Nv—	(65)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
6,654	6,426	—	9/25/19	(Federal Funds	Hemfosa	(228)
				Effective Rate	Fastigheter Ab—
				US plus 0.25%) —	Monthly
				Monthly
35,909	35,804	—	9/26/19	(Federal Funds	Hino Motors Ltd—	(106)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly

38 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$24,714	$24,346	$—	9/26/19	(Federal Funds	Hiroshima Bank Ltd/	$(369)
				Effective Rate	The—Monthly
				US plus 0.25%) —
				Monthly
24,874	24,731	—	9/26/19	(Federal Funds	Hitachi Chemical Co	(145)
				Effective Rate	Ltd—Monthly
				US plus 0.25%) —
				Monthly
32,958	34,441	—	9/26/19	(Federal Funds	Hitachi High-	1,481
				Effective Rate	Technologies
				US plus 0.25%) —	Corp—Monthly
				Monthly
31,195	30,664	—	9/26/19	(Federal Funds	Hitachi Ltd—	(533)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
21,688	21,724	—	9/25/19	(Federal Funds	Hkt Trust & Hkt Ltd—	35
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
126,627	125,678	—	9/25/19	(Federal Funds	Hochtief Ag—	(956)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
9,457	9,576	—	9/25/19	(Federal Funds	Holmen Ab—	120
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
10,069	10,030	—	9/25/19	(Federal Funds	Holmen Ab—	(39)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
11,449	11,301	—	9/25/19	(Federal Funds	Home Depot Inc/	(148)
				Effective Rate	The—Monthly
				US plus 0.25%) —
				Monthly
13,949	15,333	—	9/27/19	(Federal Funds	Hong Leong Bank	1,382
				Effective Rate	Bhd—Monthly
				US plus 0.75%) —
				Monthly
1,417	1,448	—	9/27/19	(Federal Funds	Hong Leong	31
				Effective Rate	Financial Group
				US plus 0.75%) —	Bhd—Monthly
				Monthly
116,603	113,903	—	9/25/19	(Federal Funds	Host Hotels &	(2,706)
				Effective Rate	Resorts Inc—
				US plus 0.25%) —	Monthly
				Monthly

PanAgora Market Neutral Fund 39

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$14,579	$15,255	$—	9/25/19	(Federal Funds	Howard Hughes	$675
				Effective Rate	Corp/The—Monthly
				US plus 0.25%) —
				Monthly
26,393	26,314	—	9/25/19	(Federal Funds	Hp Inc—Monthly	(80)
				Effective Rate
				US plus 0.25%) —
				Monthly
122,716	119,649	—	9/25/19	(Federal Funds	Hubbell Inc—	(2,370)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
116,667	115,331	—	9/25/19	(Federal Funds	Hugo Boss Ag	(1,340)
				Effective Rate	-Ord—Monthly
				US plus 0.25%) —
				Monthly
116,147	114,980	—	9/25/19	(Federal Funds	Humana Inc—	(1,172)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
47,322	45,113	—	9/25/19	(Federal Funds	Huntsman Corp—	(2,211)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
19,837	20,131	—	9/25/19	(Federal Funds	Hyundai Mipo	293
				Effective Rate US	Dockyard Co Ltd—
				plus 0.35%) —	Monthly
				Monthly
22,049	21,512	—	9/27/19	(Federal Funds	Imperial Holdings	(539)
				Effective Rate	Ltd—Monthly
				US plus 0.60%) —
				Monthly
18,178	18,107	—	9/25/19	(Federal Funds	Incitec Pivot Ltd—	(72)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
85,167	82,861	—	9/25/19	(Federal Funds	Incyte Corp—	(2,309)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
29,060	28,434	—	9/25/19	(Federal Funds	Indivior Plc—	(627)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
17,691	18,043	—	9/25/19	(Federal Funds	Industrial Bank Of	352
				Effective Rate US	Korea—Monthly
				plus 0.35%) —
				Monthly

40 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$3,564	$3,442	$—	9/25/19	(Federal Funds	Ing Bank Slaski Sa—	$(122)
				Effective Rate	Monthly
				US plus 0.70%) —
				Monthly
17,305	17,299	—	9/25/19	(Federal Funds	Innolux Corp—	(7)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
22,352	22,124	—	9/26/19	(Federal Funds	Inpex Corp—	(230)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
86,352	88,276	—	9/25/19	(Federal Funds	Insurance Australia	1,920
				Effective Rate	Group Ltd—Monthly
				US plus 0.25%) —
				Monthly
52,360	52,033	—	9/25/19	(Federal Funds	Intercontinental	(330)
				Effective Rate	Exchange Inc—
				US plus 0.25%) —	Monthly
				Monthly
125,632	122,987	—	9/25/19	(Federal Funds	International	(2,651)
				Effective Rate	Game Technolog—
				US plus 0.25%) —	Monthly
				Monthly
54,447	54,228	—	9/25/19	(Federal Funds	Intesa Sanpaolo	(222)
				Effective Rate	Spa—Monthly
				US plus 0.25%) —
				Monthly
58,997	59,162	—	9/25/19	(Federal Funds	Intesa Sanpaolo	163
				Effective Rate	Spa—Monthly
				US plus 0.25%) —
				Monthly
30,858	31,125	—	9/25/19	(Federal Funds	Intrum Justitia Ab—	265
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
18,775	18,531	—	9/27/19	(Federal Funds	Investec Ltd—	(245)
				Effective Rate	Monthly
				US plus 0.60%) —
				Monthly
95,419	93,743	—	9/25/19	(Federal Funds	Ipsen Sa—Monthly	(1,680)
				Effective Rate
				US plus 0.25%) —
				Monthly
30,491	29,991	—	9/25/19	(Federal Funds	Iqvia Holdings Inc—	(502)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 41

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$37,255	$36,363	$—	9/26/19	(Federal Funds	Isuzu Motors Ltd—	$(894)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
12,218	11,600	—	9/25/19	(Federal Funds	Itau Unibanco	(619)
				Effective Rate	H-Spon Prf Adr—
				US plus 0.25%) —	Monthly
				Monthly
34,237	34,489	—	9/26/19	(Federal Funds	Japan Airlines Co	249
				Effective Rate	Ltd—Monthly
				US plus 0.25%) —
				Monthly
33,308	32,708	—	9/26/19	(Federal Funds	Japan Retail Fund	100
				Effective Rate	Investment Corp—
				US plus 0.25%) —	Monthly
				Monthly
40,091	39,338	—	9/26/19	(Federal Funds	Jardine Cycle &	(754)
				Effective Rate US	Carriage Ltd—
				plus 0.55%) —	Monthly
				Monthly
18,636	19,545	—	9/26/19	(Federal Funds	Jardine Matheson	909
				Effective Rate US	Holdings Ltd—
				plus 0.55%) —	Monthly
				Monthly
5,279	5,175	—	9/27/19	(Federal Funds	Jasa Marga	(104)
				Effective Rate	(Persero) Tbk Pt—
				US plus 0.75%) —	Monthly
				Monthly
31,812	31,638	—	9/25/19	(Federal Funds	Jbg Smith	(176)
				Effective Rate	Properties—
				US plus 0.25%) —	Monthly
				Monthly
19,689	18,913	—	9/26/19	(Federal Funds	Jbs Sa—Monthly	(778)
				Effective Rate
				US plus 0.65%) —
				Monthly
53,033	50,999	—	9/25/19	(Federal Funds	Jeronimo Martins—	(2,038)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
51,723	49,288	—	9/25/19	(Federal Funds	Jm Ab—Monthly	(2,437)
				Effective Rate
				US plus 0.25%) —
				Monthly
94,697	93,154	—	9/25/19	(Federal Funds	Jones Lang Lasalle	(1,547)
				Effective Rate	Inc—Monthly
				US plus 0.25%) —
				Monthly

42 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$118,770	$115,500	$—	9/25/19	(Federal Funds	Jpmorgan Chase &	$(3,275)
				Effective Rate	Co—Monthly
				US plus 0.25%) —
				Monthly
29,811	31,554	—	9/26/19	(Federal Funds	Jsr Corp—Monthly	1,742
				Effective Rate
				US plus 0.25%) —
				Monthly
26,707	26,510	—	9/26/19	(Federal Funds	Jtekt Corp—	(198)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
19,786	19,813	—	9/26/19	(Federal Funds	Kamigumi Co Ltd—	26
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
91,814	91,656	—	9/25/19	(Federal Funds	Kapstone Paper And	(162)
				Effective Rate US	Packaging Corp—
				plus 0.30%) —	Monthly
				Monthly
89,290	85,729	—	9/25/19	(Federal Funds	Kellogg Co—	(3,565)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
99,555	99,945	—	9/25/19	(Federal Funds	Kerry Properties	387
				Effective Rate	Ltd—Monthly
				US plus 0.25%) —
				Monthly
35,287	34,740	—	9/25/19	(Federal Funds	Keysight	(549)
				Effective Rate	Technologies Inc—
				US plus 0.25%) —	Monthly
				Monthly
35,230	35,116	—	9/25/19	(Federal Funds	Kindred Group Plc—	(116)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
7,747	7,620	—	9/25/19	(Federal Funds	Kingboard Chemical	(127)
				Effective Rate	Holdings—Monthly
				US plus 0.25%) —
				Monthly
9,618	9,685	—	9/25/19	(Federal Funds	Kingboard	67
				Effective Rate	Laminates Holdings
				US plus 0.25%) —	Ltd—Monthly
				Monthly
10,104	9,671	—	9/25/19	(Federal Funds	Kingston Financial	(433)
				Effective Rate	Group Ltd—Monthly
				US plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 43

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$39,167	$39,097	$—	9/25/19	(Federal Funds	Kinross Gold Corp—	$(71)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
40,249	39,772	—	9/25/19	(Federal Funds	Kla-Tencor Corp—	(479)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
42,518	41,714	—	9/25/19	(Federal Funds	Klepierre Sa—	(806)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
7,445	7,411	—	9/25/19	(Federal Funds	Kongsberg Gruppen	(34)
				Effective Rate	Asa—Monthly
				US plus 0.25%) —
				Monthly
108,256	108,514	—	9/25/19	(Federal Funds	Koninklijke Dsm	253
				Effective Rate	Nv—Monthly
				US plus 0.25%) —
				Monthly
74,035	71,670	—	9/25/19	(Federal Funds	Koninklijke Kpn	(2,369)
				Effective Rate	Nv—Monthly
				US plus 0.25%) —
				Monthly
20,608	20,458	—	9/25/19	(Federal Funds	Koninklijke Philips	(151)
				Effective Rate	Nv—Monthly
				US plus 0.25%) —
				Monthly
12,484	12,293	—	9/25/19	(Federal Funds	Korea Zinc Co Ltd—	(192)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
23,434	23,808	—	9/27/19	(Federal Funds	Kumba Iron Ore	373
				Effective Rate	Ltd—Monthly
				US plus 0.60%) —
				Monthly
30,013	30,880	—	9/26/19	(Federal Funds	Kurita Water	865
				Effective Rate	Industries Ltd—
				US plus 0.25%) —	Monthly
				Monthly
42,643	41,912	—	9/25/19	(Federal Funds	Lagardere Sca—	(733)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
37,702	36,453	—	9/25/19	(Federal Funds	Lam Research	(1,250)
				Effective Rate US	Corp—Monthly
				plus 0.30%) —
				Monthly

44 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$4,965	$4,963	$—	9/26/19	(Federal Funds	Land & Houses	$(2)
				Effective Rate	Pub — Nvdr—
				US plus 0.75%) —	Monthly
				Monthly
40,056	38,663	—	9/25/19	(Federal Funds	Land Securities	(1,395)
				Effective Rate	Group Plc—Monthly
				US plus 0.25%) —
				Monthly
47,772	47,035	—	9/25/19	(Federal Funds	Las Vegas Sands	(739)
				Effective Rate	Corp—Monthly
				US plus 0.25%) —
				Monthly
35,747	35,458	—	9/25/19	(Federal Funds	Lazard Ltd—	(291)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
41,700	41,646	—	9/25/19	(Federal Funds	Legal & General	(56)
				Effective Rate	Group Plc—Monthly
				US plus 0.25%) —
				Monthly
11,860	11,425	—	9/25/19	(Federal Funds	Lendingclub Corp—	(436)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
66,578	63,837	—	9/25/19	(Federal Funds	Leucadia National	(2,742)
				Effective Rate	Corp—Monthly
				US plus 0.25%) —
				Monthly
10,096	9,903	—	9/25/19	(Federal Funds	Lg Chem Ltd—	(194)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
12,102	11,808	—	9/25/19	(Federal Funds	Lg Electronics Inc—	(295)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
15,175	14,881	—	9/25/19	(Federal Funds	Lg Uplus Corp—	(295)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
23,403	23,220	—	9/25/19	(Federal Funds	Li & Fung Ltd—	(185)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
14,000	13,363	—	9/25/19	(Federal Funds	Liberty Global Plc—	(637)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 45

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$67,207	$64,833	$—	9/25/19	(Federal Funds	Liberty Global Plc—	$(2,377)
				Effective Rate US	Monthly
				plus 0.30%) —
				Monthly
30,427	30,747	—	9/25/19	(Federal Funds	Liberty Interactive	318
				Effective Rate	Corp Qvc Group—
				US plus 0.25%) —	Monthly
				Monthly
117,446	114,757	—	9/25/19	(Federal Funds	Liberty Property	(2,695)
				Effective Rate	Trust—Monthly
				US plus 0.25%) —
				Monthly
64,812	63,635	—	9/25/19	(Federal Funds	Liberty Ventures—	(1,180)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
11,697	11,460	—	9/25/19	(Federal Funds	Linamar Corp—	(238)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
20,860	20,261	—	9/25/19	(Federal Funds	Lincoln National	(599)
				Effective Rate	Corp—Monthly
				US plus 0.25%) —
				Monthly
20,836	21,373	—	9/25/19	(Federal Funds	Link Reit—Monthly	536
				Effective Rate
				US plus 0.25%) —
				Monthly
3,013	2,778	—	9/25/19	(Federal Funds	Live Nation	(235)
				Effective Rate	Entertainment In—
				US plus 0.25%) —	Monthly
				Monthly
98,643	96,921	—	9/25/19	(Federal Funds	Lockheed Martin	(1,177)
				Effective Rate	Corp—Monthly
				US plus 0.25%) —
				Monthly
116,527	113,311	—	9/25/19	(Federal Funds	Loews Corp—	(3,078)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
33,619	33,115	—	9/25/19	(Federal Funds	Logitech	(506)
				Effective Rate	International Sa—
				US plus 0.25%) —	Monthly
				Monthly
132,619	127,914	—	9/25/19	(Federal Funds	Logmein Inc—	(4,712)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly

46 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$42,280	$38,989	$—	9/25/19	(Federal Funds	Longfor	$(3,293)
				Effective Rate	Properties—
				US plus 0.25%) —	Monthly
				Monthly
1,865	1,860	—	9/25/19	(Federal Funds	Loomis Ab-B—	(5)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
13,533	13,495	—	9/25/19	(Federal Funds	Loomis Ab—	(38)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
91,209	87,524	—	9/25/19	(Federal Funds	Louisiana-Pacific	(3,689)
				Effective Rate	Corp—Monthly
				US plus 0.25%) —
				Monthly
46,220	42,466	—	9/25/19	(Federal Funds	Lowe’s Cos Inc—	(3,756)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
157,782	153,670	—	9/25/19	(Federal Funds	Lpl Financial	(4,120)
				Effective Rate	Holdings Inc—
				US plus 0.25%) —	Monthly
				Monthly
19,675	18,809	—	9/25/19	(Federal Funds	Ls Corp—Monthly	(868)
				Effective Rate US
				plus 0.35%) —
				Monthly
45,746	43,694	—	9/25/19	(Federal Funds	Lundin Mining	(2,055)
				Effective Rate	Corp—Monthly
				US plus 0.25%) —
				Monthly
25,230	25,913	—	9/26/19	(Federal Funds	Mabuchi Motor Co	681
				Effective Rate	Ltd—Monthly
				US plus 0.25%) —
				Monthly
16,121	15,447	—	9/25/19	(Federal Funds	Magna International	(675)
				Effective Rate	Inc—Monthly
				US plus 0.25%) —
				Monthly
5,474	5,752	—	9/26/19	(Federal Funds	Manila Electric	278
				Effective Rate	Company—Monthly
				US plus 0.75%) —
				Monthly
43,450	42,671	—	9/25/19	(Federal Funds	Manulife Financial	(781)
				Effective Rate	Corp—Monthly
				US plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 47

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$76,777	$72,673	$—	9/25/19	(Federal Funds	Marathon Oil Corp—	$(4,107)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
105,202	101,663	—	9/25/19	(Federal Funds	Marathon	(3,544)
				Effective Rate	Petroleum Corp—
				US plus 0.25%) —	Monthly
				Monthly
17,570	17,668	—	9/26/19	(Federal Funds	Marubeni Corp—	97
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
131,634	131,802	—	9/25/19	(Federal Funds	Marvell Technology	163
				Effective Rate	Group Ltd—Monthly
				US plus 0.25%) —
				Monthly
116,778	112,011	—	9/25/19	(Federal Funds	Masco Corp—	(4,773)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
30,060	29,703	—	9/25/19	(Federal Funds	Mastercard Inc —	(358)
				Effective Rate	A—Monthly
				US plus 0.25%) —
				Monthly
35,623	33,997	—	9/25/19	(Federal Funds	Matador Resources	(1,627)
				Effective Rate	Co—Monthly
				US plus 0.25%) —
				Monthly
5,408	5,223	—	9/25/19	(Federal Funds	Mckesson Corp—	(174)
				Effective Rate US	Monthly
				plus 0.30%) —
				Monthly
10,415	10,088	—	9/25/19	(Federal Funds	Medibank Pvt Ltd—	(328)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
2,074	2,073	—	9/25/19	(Federal Funds	Merida Industry Co	(1)
				Effective Rate US	Ltd—Monthly
				plus 0.35%) —
				Monthly
4,755	4,558	—	9/25/19	(Federal Funds	Meritz Fire & Marine	(198)
				Effective Rate US	Insurance Co Ltd—
				plus 0.35%) —	Monthly
				Monthly
1,573	1,535	—	9/26/19	(Federal Funds	Metro Pacific	(38)
				Effective Rate	Investments Co—
				US plus 0.75%) —	Monthly
				Monthly

48 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$38,810	$37,632	$—	9/25/19	(Federal Funds	Michael Kors	$(1,178)
				Effective Rate	Holdings Ltd—
				US plus 0.25%) —	Monthly
				Monthly
53,577	50,921	—	9/25/19	(Federal Funds	Michaels Cos Inc/	(2,658)
				Effective Rate	The—Monthly
				US plus 0.25%) —
				Monthly
64,563	64,748	—	9/25/19	(Federal Funds	Michelin (Cgde) —	182
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
35,675	36,728	—	9/25/19	(Federal Funds	Microchip	1,052
				Effective Rate	Technology Inc—
				US plus 0.25%) —	Monthly
				Monthly
64,197	65,308	—	9/25/19	(Federal Funds	Micron Technology	1,108
				Effective Rate	Inc—Monthly
				US plus 0.25%) —
				Monthly
133,397	131,090	—	9/25/19	(Federal Funds	Microsoft Corp—	(2,313)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
23,698	23,171	—	9/25/19	(Federal Funds	Mid-America	(528)
				Effective Rate	Apartment Comm—
				US plus 0.25%) —	Monthly
				Monthly
23,819	23,775	—	9/26/19	(Federal Funds	Mitsui & Co Ltd—	(44)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
29,570	28,046	—	9/25/19	(Federal Funds	Mobile Telesystems-	(1,525)
				Effective Rate	Sp Adr—Monthly
				US plus 0.25%) —
				Monthly
35,411	35,084	—	9/25/19	(Federal Funds	Modern Times	(329)
				Effective Rate	Group Mtg Ab—
				US plus 0.25%) —	Monthly
				Monthly
11,797	11,857	—	9/25/19	(Federal Funds	Mol Hungarian Oil &	59
				Effective Rate	Gas Plc—Monthly
				US plus 0.70%) —
				Monthly
18,405	18,424	—	9/27/19	(Federal Funds	Mondi Ltd—Monthly	17
				Effective Rate
				US plus 0.60%) —
				Monthly

PanAgora Market Neutral Fund 49

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$131,451	$131,322	$—	9/25/19	(Federal Funds	Mondi Plc—Monthly	$(136)
				Effective Rate
				US plus 0.25%) —
				Monthly
22,859	22,947	—	9/25/19	(Federal Funds	Monsanto Co—	86
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
35,061	34,377	—	9/25/19	(Federal Funds	Moody’S Corp—	(686)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
124,232	123,452	—	9/25/19	(Federal Funds	Motorola Solutions	(785)
				Effective Rate	Inc—Monthly
				US plus 0.25%) —
				Monthly
24,605	23,741	—	9/27/19	(Federal Funds	Mr Price Group Ltd—	(865)
				Effective Rate	Monthly
				US plus 0.60%) —
				Monthly
31,382	31,226	—	9/26/19	(Federal Funds	Ms&Ad Insurance	(158)
				Effective Rate	Group Holdin—
				US plus 0.25%) —	Monthly
				Monthly
36,692	34,913	—	9/25/19	(Federal Funds	Msa Safety Inc—	(1,782)
				Effective Rate US	Monthly
				plus 0.30%) —
				Monthly
11,502	11,322	—	9/25/19	(Federal Funds	Msci Inc—Monthly	(180)
				Effective Rate
				US plus 0.25%) —
				Monthly
10,352	10,237	—	9/25/19	(Federal Funds	Mtu Aero Engines	(115)
				Effective Rate	Ag—Monthly
				US plus 0.25%) —
				Monthly
34,677	34,077	—	9/25/19	(Federal Funds	Nasdaq Inc—	(600)
				Effective Rate US	Monthly
				plus 0.30%) —
				Monthly
65,443	65,310	—	9/25/19	(Federal Funds	Natixis—Monthly	(136)
				Effective Rate
				US plus 0.25%) —
				Monthly
14,349	13,737	—	9/26/19	(Federal Funds	Natura Cosmeticos	(612)
				Effective Rate	Sa—Monthly
				US plus 0.65%) —
				Monthly

50 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$48,759	$47,169	$—	9/25/19	(Federal Funds	Neste Oyj—Monthly	$(1,593)
				Effective Rate
				US plus 0.25%) —
				Monthly
101,791	102,027	—	9/25/19	(Federal Funds	Netapp Inc—	231
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
6,414	6,019	—	9/25/19	(Federal Funds	Newfield	(395)
				Effective Rate	Exploration Co—
				US plus 0.25%) —	Monthly
				Monthly
58,906	57,100	—	9/25/19	(Federal Funds	News Corp—	(1,808)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
16,984	16,903	—	9/26/19	(Federal Funds	Ngk Insulators,	(82)
				Effective Rate	Ltd.—Monthly
				US plus 0.25%) —
				Monthly
25,530	25,603	—	9/26/19	(Federal Funds	Ngk Spark Plug Co.,	72
				Effective Rate	Ltd.—Monthly
				US plus 0.25%) —
				Monthly
3,605	3,574	—	9/25/19	(Federal Funds	Nice Ltd — Spon	(32)
				Effective Rate	Adr—Monthly
				US plus 0.25%) —
				Monthly
33,530	33,738	—	9/26/19	(Federal Funds	Nippon Express Co	206
				Effective Rate	Ltd—Monthly
				US plus 0.25%) —
				Monthly
17,031	16,771	—	9/26/19	(Federal Funds	Nippon Steel &	(260)
				Effective Rate	Sumitomo Metal
				US plus 0.25%) —	Corp—Monthly
				Monthly
32,131	32,683	—	9/26/19	(Federal Funds	Nippon Telegraph &	550
				Effective Rate	Telephone Corp—
				US plus 0.25%) —	Monthly
				Monthly
71,234	67,507	—	9/25/19	(Federal Funds	Nobia Ab—Monthly	(3,729)
				Effective Rate
				US plus 0.25%) —
				Monthly
85,197	75,299	—	9/25/19	(Federal Funds	Noble Corp Plc—	(9,901)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 51

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$21,412	$21,536	$—	9/26/19	(Federal Funds	Nok Corp—Monthly	$122
				Effective Rate
				US plus 0.25%) —
				Monthly
17,238	17,308	—	9/26/19	(Federal Funds	Nomura Holdings	70
				Effective Rate	Inc—Monthly
				US plus 0.25%) —
				Monthly
22,219	22,476	—	9/25/19	(Federal Funds	Norwegian Cruise	257
				Effective Rate US	Line Holdings Ltd—
				plus 0.30%) —	Monthly
				Monthly
30,474	29,561	—	9/25/19	(Federal Funds	Novo Nordisk	(915)
				Effective Rate	A/S-B—Monthly
				US plus 0.25%) —
				Monthly
34,098	33,540	—	9/25/19	(Federal Funds	Nrg Energy Inc—	(558)
				Effective Rate US	Monthly
				plus 0.30%) —
				Monthly
98,439	93,825	—	9/25/19	(Federal Funds	Nvr Inc—Monthly	(4,619)
				Effective Rate
				US plus 0.25%) —
				Monthly
5,829	5,659	—	9/25/19	(Federal Funds	Nws Holdings Ltd—	(171)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
17,258	17,168	—	9/25/19	(Federal Funds	Oil Search Limited—	(90)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
4,619	4,592	—	9/26/19	(Federal Funds	Olam International	(27)
				Effective Rate US	Ltd—Monthly
				plus 0.55%) —
				Monthly
33,870	33,663	—	9/25/19	(Federal Funds	Omv Ag—Monthly	(208)
				Effective Rate
				US plus 0.25%) —
				Monthly
6,091	6,021	—	9/26/19	(Federal Funds	Ooredoo Qpsc—	(70)
				Effective Rate	Monthly
				US plus 1.20%) —
				Monthly
218	220	—	9/25/19	(Federal Funds	Optotech Corp—	2
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly

52 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$85,986	$86,103	$—	9/25/19	(Federal Funds	Orbital Atk Inc—	$113
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
69,467	68,390	—	9/25/19	(Federal Funds	Oriflame Holding	(1,080)
				Effective Rate	Ag—Monthly
				US plus 0.25%) —
				Monthly
17,736	17,454	—	9/25/19	(Federal Funds	Origin Energy Ltd—	(282)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
14,523	14,320	—	9/26/19	(Federal Funds	Orix Corp—Monthly	(204)
				Effective Rate
				US plus 0.25%) —
				Monthly
46,513	46,752	—	9/25/19	(Federal Funds	Orkla Asa—Monthly	237
				Effective Rate
				US plus 0.25%) —
				Monthly
11,697	11,748	—	9/25/19	(Federal Funds	Otp Bank Plc—	50
				Effective Rate	Monthly
				US plus 0.70%) —
				Monthly
24,900	24,156	—	9/25/19	(Federal Funds	Ottogi	(745)
				Effective Rate US	Corporation—
				plus 0.35%) —	Monthly
				Monthly
26,253	26,726	—	9/26/19	(Federal Funds	Panasonic Corp—	472
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
6,396	6,264	—	9/25/19	(Federal Funds	Park Hotels &	(133)
				Effective Rate	Resorts Inc—
				US plus 0.25%) —	Monthly
				Monthly
13,289	13,109	—	9/25/19	(Federal Funds	Pccw Ltd-Sp—	(181)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
97,635	93,574	—	9/25/19	(Federal Funds	Peab Ab—Monthly	(4,066)
				Effective Rate
				US plus 0.25%) —
				Monthly
18,776	18,379	—	9/25/19	(Federal Funds	People’S Insurance	(398)
				Effective Rate	Co Grou-H—
				US plus 0.25%) —	Monthly
				Monthly

PanAgora Market Neutral Fund 53

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$11,391	$11,302	$—	9/25/19	(Federal Funds	Pepsico Inc—	$(89)
				Effective Rate US	Monthly
				plus 0.30%) —
				Monthly
120,883	111,519	—	9/25/19	(Federal Funds	Perrigo Co Plc—	(9,369)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
51,670	53,613	—	9/25/19	(Federal Funds	Persimmon Plc—	1,942
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
10,347	10,313	—	9/26/19	(Federal Funds	Persol Holdings Co	(35)
				Effective Rate	Ltd—Monthly
				US plus 0.25%) —
				Monthly
12,184	12,390	—	9/27/19	(Federal Funds	Perusahaan Gas	206
				Effective Rate	Negara Persero
				US plus 0.75%) —	Tbk—Monthly
				Monthly
12,321	12,225	—	9/25/19	(Federal Funds	Phison Electronics	(96)
				Effective Rate US	Corp—Monthly
				plus 0.35%) —
				Monthly
42,950	41,449	—	9/25/19	(Federal Funds	Pirelli & C Spa—	(1,504)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
127,303	124,198	—	9/25/19	(Federal Funds	Pitney Bowes Inc—	(3,111)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
12,629	12,109	—	9/25/19	(Federal Funds	Pldt Inc-Spon Adr—	(521)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
131,730	128,335	—	9/25/19	(Federal Funds	Pnc Financial	(3,400)
				Effective Rate	Services Group—
				US plus 0.25%) —	Monthly
				Monthly
20,152	19,371	—	9/25/19	(Federal Funds	Polskie Gornictwo	(782)
				Effective Rate	Naftowe I—Monthly
				US plus 0.70%) —
				Monthly
12,097	12,018	—	9/25/19	(Federal Funds	Posco—Monthly	(80)
				Effective Rate US
				plus 0.35%) —
				Monthly

54 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$20,996	$21,261	$—	9/25/19	(Federal Funds	Power Assets	$264
				Effective Rate	Holdings Ltd—
				US plus 0.25%) —	Monthly
				Monthly
17,199	16,684	—	9/25/19	(Federal Funds	Powszechny Zaklad	(516)
				Effective Rate	Ubezpieczen Sa—
				US plus 0.70%) —	Monthly
				Monthly
2,707	2,711	—	9/27/19	(Federal Funds	Ppb Group Berhad—	4
				Effective Rate	Monthly
				US plus 0.75%) —
				Monthly
114,711	113,532	—	9/25/19	(Federal Funds	Prologis Inc—	(1,184)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
36,521	35,375	—	9/25/19	(Federal Funds	Prysmian Spa—	(1,148)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
41,890	41,129	—	9/25/19	(Federal Funds	Ps Business Parks	(762)
				Effective Rate	Inc/Ca—Monthly
				US plus 0.25%) —
				Monthly
33,862	34,202	—	9/25/19	(Federal Funds	Publicis Groupe	338
				Effective Rate	Sa—Monthly
				US plus 0.25%) —
				Monthly
34,675	34,390	—	9/25/19	(Federal Funds	Puma Se—Monthly	(286)
				Effective Rate
				US plus 0.25%) —
				Monthly
23,930	23,085	—	9/25/19	(Federal Funds	Pvh Corp—Monthly	(843)
				Effective Rate
				US plus 0.25%) —
				Monthly
1,995	1,925	—	9/26/19	(Federal Funds	Qatar Islamic	(70)
				Effective Rate	Bank—Monthly
				US plus 1.20%) —
				Monthly
33,553	33,476	—	9/25/19	(Federal Funds	Raiffeisen Bank	(78)
				Effective Rate	International Ag—
				US plus 0.25%) —	Monthly
				Monthly
4,367	4,083	—	9/25/19	(Federal Funds	Ramsay Health Care	(284)
				Effective Rate	Ltd—Monthly
				US plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 55

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$81,914	$84,698	$—	9/25/19	(Federal Funds	Realogy Holdings	$2,780
				Effective Rate	Corp—Monthly
				US plus 0.25%) —
				Monthly
11,520	11,920	—	9/25/19	(Federal Funds	Realtek	400
				Effective Rate US	Semiconductor
				plus 0.35%) —	Corp—Monthly
				Monthly
103,064	103,590	—	9/25/19	(Federal Funds	Recordati Spa—	521
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
37,562	36,432	—	9/25/19	(Federal Funds	Relx PLC—Monthly	(1,132)
				Effective Rate
				US plus 0.25%) —
				Monthly
153,872	153,872	—	9/25/19	(Federal Funds	Regal	(7)
				Effective Rate	Entertainment
				US plus 0.25%) —	Group—Monthly
				Monthly
116,033	113,958	—	9/25/19	(Federal Funds	Reinsurance Group	(2,080)
				Effective Rate	Of America—
				US plus 0.25%) —	Monthly
				Monthly
21,329	20,633	—	9/25/19	(Federal Funds	Relx Nv—Monthly	(697)
				Effective Rate
				US plus 0.25%) —
				Monthly
9,460	9,202	—	9/25/19	(Federal Funds	Rentokil Initial Plc—	(259)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
34,991	33,859	—	9/25/19	(Federal Funds	Retail Properties Of	(1,134)
				Effective Rate	Ame — A—Monthly
				US plus 0.25%) —
				Monthly
12,296	11,450	—	9/25/19	(Federal Funds	Richter Gedeon	(846)
				Effective Rate	Nyrt—Monthly
				US plus 0.70%) —
				Monthly
28,704	28,130	—	9/25/19	(Federal Funds	Roche Holding	(576)
				Effective Rate	Ag-Br—Monthly
				US plus 0.25%) —
				Monthly
73,297	71,704	—	9/25/19	(Federal Funds	Roche Holding	(1,597)
				Effective Rate	Ag-Genusschein—
				US plus 0.25%) —	Monthly
				Monthly

56 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$116,601	$111,915	$—	9/25/19	(Federal Funds	Rockwell	$(4,692)
				Effective Rate	Automation Inc—
				US plus 0.25%) —	Monthly
				Monthly
40,463	40,352	—	9/25/19	(Federal Funds	Rockwell Collins	(114)
				Effective Rate	Inc—Monthly
				US plus 0.25%) —
				Monthly
21,978	22,803	—	9/26/19	(Federal Funds	Rohm Co Ltd—	824
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
78,911	77,075	—	9/25/19	(Federal Funds	Ross Stores Inc—	(1,839)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
99,886	96,976	—	9/25/19	(Federal Funds	Royal Caribbean	(2,915)
				Effective Rate	Cruises Ltd—
				US plus 0.25%) —	Monthly
				Monthly
39,350	39,535	—	9/25/19	(Federal Funds	Royal Dutch Shell	183
				Effective Rate	Plc—Monthly
				US plus 0.25%) —
				Monthly
39,014	39,079	—	9/25/19	(Federal Funds	Royal Dutch Shell	64
				Effective Rate	Plc—Monthly
				US plus 0.25%) —
				Monthly
3,754	3,776	—	9/25/19	(Federal Funds	Rtl Group—Monthly	21
				Effective Rate
				US plus 0.25%) —
				Monthly
54,801	54,960	—	9/25/19	(Federal Funds	Rtl Group—Monthly	157
				Effective Rate
				US plus 0.25%) —
				Monthly
133,764	132,726	—	9/25/19	(Federal Funds	S&P Global Inc—	(1,044)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
11,349	11,097	—	9/25/19	(Federal Funds	S.A.C.I. Falabella—	(252)
				Effective Rate	Monthly
				US plus 1.25%) —
				Monthly
34,010	32,824	—	9/25/19	(Federal Funds	Sabre Corp—	(1,188)
				Effective Rate US	Monthly
				plus 0.30%) —
				Monthly

PanAgora Market Neutral Fund 57

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$111,935	$111,753	$—	9/25/19	(Federal Funds	Safran Sa—Monthly	$(186)
				Effective Rate
				US plus 0.25%) —
				Monthly
40,677	39,804	—	9/25/19	(Federal Funds	Sage Group Plc/	(876)
				Effective Rate	The—Monthly
				US plus 0.25%) —
				Monthly
26,263	26,074	—	9/25/19	(Federal Funds	Samsung	(190)
				Effective Rate US	Electronics Co Ltd—
				plus 0.35%) —	Monthly
				Monthly
1,358	1,354	—	9/26/19	(Federal Funds	San Miguel Corp—	(5)
				Effective Rate	Monthly
				US plus 0.75%) —
				Monthly
64,556	64,006	—	9/25/19	(Federal Funds	Sanofi—Monthly	(553)
				Effective Rate
				US plus 0.25%) —
				Monthly
32,845	33,222	—	9/25/19	(Federal Funds	Sap Se—Monthly	376
				Effective Rate
				US plus 0.25%) —
				Monthly
8,960	8,518	—	9/27/19	(Federal Funds	Sapura Energy	(442)
				Effective Rate	Bhd—Monthly
				US plus 0.75%) —
				Monthly
75,576	75,473	—	9/26/19	(Federal Funds	Sats Ltd—Monthly	(107)
				Effective Rate US
				plus 0.55%) —
				Monthly
33,556	33,804	—	9/25/19	(Federal Funds	Sberbank	247
				Effective Rate	Pjsc -Sponsored
				US plus 0.25%) —	Adr—Monthly
				Monthly
32,104	31,855	—	9/25/19	(Federal Funds	Scana Corp—	(250)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
51,391	50,722	—	9/25/19	(Federal Funds	Schaeffler Ag—	(671)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
31,492	30,573	—	9/25/19	(Federal Funds	Schibsted	(920)
				Effective Rate	Asa-Cl A—Monthly
				US plus 0.25%) —
				Monthly

58 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$127,619	$124,207	$—	9/25/19	(Federal Funds	Schindler Holding	$(3,417)
				Effective Rate	Ag-Reg—Monthly
				US plus 0.25%) —
				Monthly
128,592	125,449	—	9/25/19	(Federal Funds	Schindler Holding-	(3,148)
				Effective Rate	Part Cert—Monthly
				US plus 0.25%) —
				Monthly
33,259	32,819	—	9/25/19	(Federal Funds	Charles Schwab	(441)
				Effective Rate	Corp/The—Monthly
				US plus 0.25%) —
				Monthly
74,720	74,554	—	9/25/19	(Federal Funds	Scor Se—Monthly	(170)
				Effective Rate
				US plus 0.25%) —
				Monthly
21,154	21,477	—	9/25/19	(Federal Funds	Scripps Networks	393
				Effective Rate	Inter-Cl A—Monthly
				US plus 0.25%) —
				Monthly
33,338	32,748	—	9/26/19	(Federal Funds	Secom Co Ltd—	(591)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
35,543	35,065	—	9/26/19	(Federal Funds	Sega Sammy	(480)
				Effective Rate	Holdings Inc—
				US plus 0.25%) —	Monthly
				Monthly
28,756	28,874	—	9/26/19	(Federal Funds	Seiko Epson Corp—	116
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
86,583	82,861	—	9/25/19	(Federal Funds	Senior Housing Prop	(3,725)
				Effective Rate	Trust—Monthly
				US plus 0.25%) —
				Monthly
33,262	33,445	—	9/26/19	(Federal Funds	Seven & I Holdings	518
				Effective Rate	Co Ltd—Monthly
				US plus 0.25%) —
				Monthly
8,398	8,415	—	9/25/19	(Federal Funds	Shanghai Industrial	16
				Effective Rate	Hldg Ltd—Monthly
				US plus 0.25%) —
				Monthly
14,029	12,472	—	9/25/19	(Federal Funds	Shimao Property	(1,558)
				Effective Rate	Holdings Ltd—
				US plus 0.25%) —	Monthly
				Monthly

PanAgora Market Neutral Fund 59

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$4,522	$4,291	$—	9/25/19	(Federal Funds	Sibanye Stillwater-	$(232)
				Effective Rate	Spons Adr—Monthly
				US plus 0.25%) —
				Monthly
10,977	11,330	—	9/25/19	(Federal Funds	Sihuan	352
				Effective Rate	Pharmaceutical
				US plus 0.25%) —	Holdings Group
				Monthly	Ltd—Monthly
98,964	98,788	—	9/25/19	(Federal Funds	Sika Ag-Br—Monthly	(180)
				Effective Rate
				US plus 0.25%) —
				Monthly
22,509	22,196	—	9/27/19	(Federal Funds	Sime Darby Bhd—	(314)
				Effective Rate	Monthly
				US plus 0.75%) —
				Monthly
10,923	10,758	—	9/25/19	(Federal Funds	Sina Corp—Monthly	(166)
				Effective Rate
				US plus 0.25%) —
				Monthly
41,040	41,093	—	9/26/19	(Federal Funds	Singapore Exchange	51
				Effective Rate US	Ltd—Monthly
				plus 0.55%) —
				Monthly
20,108	20,832	—	9/25/19	(Federal Funds	Sino Biopharma-	724
				Effective Rate	ceutical—Monthly
				US plus 0.25%) —
				Monthly
17,666	17,686	—	9/25/19	(Federal Funds	Sino Land Co Ltd—	19
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
12,118	12,105	—	9/25/19	(Federal Funds	Skandinaviska	(13)
				Effective Rate	Enskilda Ban-C—
				US plus 0.25%) —	Monthly
				Monthly
118,890	117,662	—	9/25/19	(Federal Funds	Skyworks Solutions	(1,233)
				Effective Rate	Inc—Monthly
				US plus 0.25%) —
				Monthly
42,977	42,636	—	9/25/19	(Federal Funds	Smiths Group Plc—	(344)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
34,477	35,261	—	9/25/19	(Federal Funds	Software Ag—	783
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly

60 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$21,651	$21,059	$—	9/25/19	(Federal Funds	Sonoco Products	$(422)
				Effective Rate	Co—Monthly
				US plus 0.25%) —
				Monthly
66,551	63,867	—	9/25/19	(Federal Funds	Southwestern	(2,687)
				Effective Rate	Energy Co—Monthly
				US plus 0.25%) —
				Monthly
22,231	21,557	—	9/27/19	(Federal Funds	Spar Group Ltd/	(676)
				Effective Rate	The—Monthly
				US plus 0.60%) —
				Monthly
132,270	131,092	—	9/25/19	(Federal Funds	Spirit Aerosystems	(1,184)
				Effective Rate	Hold-Cl A—Monthly
				US plus 0.25%) —
				Monthly
2,322	2,252	—	9/25/19	(Federal Funds	Sprint Corp—	(70)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
17,205	16,737	—	9/27/19	(Federal Funds	Standard Bank	(469)
				Effective Rate	Group Ltd—Monthly
				US plus 0.60%) —
				Monthly
133,525	132,688	—	9/25/19	(Federal Funds	State Street Corp—	(844)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
43,347	43,406	—	9/25/19	(Federal Funds	Stmicroelectronics	56
				Effective Rate	Nv—Monthly
				US plus 0.25%) —
				Monthly
130,340	130,412	—	9/25/19	(Federal Funds	Stmicroelectronics	67
				Effective Rate	Nv—Monthly
				US plus 0.25%) —
				Monthly
17,057	16,991	—	9/25/19	(Federal Funds	Stockland—Monthly	(67)
				Effective Rate
				US plus 0.25%) —
				Monthly
21,131	21,255	—	9/26/19	(Federal Funds	Subaru Corp—	123
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
104	108	—	9/26/19	(Federal Funds	Sumco Corp—	4
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 61

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$33,221	$32,670	$—	9/26/19	(Federal Funds	Suntory Beverage &	$(553)
				Effective Rate	Food Ltd—Monthly
				US plus 0.25%) —
				Monthly
12,422	12,250	—	9/25/19	(Federal Funds	Surgutneftegas-Sp	(172)
				Effective Rate	Adr—Monthly
				US plus 0.25%) —
				Monthly
35,537	36,943	—	9/26/19	(Federal Funds	Suzuken Co Ltd—	1,404
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
25,674	25,396	—	9/25/19	(Federal Funds	Svb Financial	(280)
				Effective Rate	Group—Monthly
				US plus 0.25%) —
				Monthly
41,733	40,715	—	9/25/19	(Federal Funds	Svenska Cellulosa	(1,020)
				Effective Rate	Ab Sca—Monthly
				US plus 0.25%) —
				Monthly
99,398	97,730	—	9/25/19	(Federal Funds	Swedish Match Ab—	(1,672)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
10,467	10,604	—	9/25/19	(Federal Funds	Synnex Technology	137
				Effective Rate US	Intl Corp—Monthly
				plus 0.35%) —
				Monthly
126,667	125,481	—	9/25/19	(Federal Funds	Synopsys Inc—	(1,191)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
131,148	126,602	—	9/25/19	(Federal Funds	Synovus Financial	(4,552)
				Effective Rate	Corp—Monthly
				US plus 0.25%) —
				Monthly
20,146	20,430	—	9/26/19	(Federal Funds	Taisei Corp—	283
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
107,034	108,664	—	9/25/19	(Federal Funds	Talanx Ag—Monthly	1,625
				Effective Rate
				US plus 0.25%) —
				Monthly
69,731	69,390	—	9/25/19	(Federal Funds	Tapestry Inc—	(341)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly

62 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$13,592	$14,213	$—	9/25/19	(Federal Funds	Tav Havalimanlari	$620
				Effective Rate	Holding As—
				US plus 0.70%) —	Monthly
				Monthly
31,266	30,121	—	9/25/19	(Federal Funds	Taylor Wimpey Plc—	(1,146)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
55,072	54,796	—	9/25/19	(Federal Funds	Tdc A S—Monthly	(279)
				Effective Rate
				US plus 0.25%) —
				Monthly
4,492	4,530	—	9/25/19	(Federal Funds	Teco Electric	37
				Effective Rate US	& Machinery—
				plus 0.35%) —	Monthly
				Monthly
16,232	16,042	—	9/25/19	(Federal Funds	Telenet Group	(191)
				Effective Rate	Holding Nv—
				US plus 0.25%) —	Monthly
				Monthly
85,567	84,369	—	9/25/19	(Federal Funds	Telenor Asa—	(1,202)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
114,344	118,441	—	9/25/19	(Federal Funds	Telephone And Data	4,093
				Effective Rate	Systems—Monthly
				US plus 0.25%) —
				Monthly
78,522	75,294	—	9/25/19	(Federal Funds	Telstra Corp Ltd—	(761)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
95,078	93,854	—	9/25/19	(Federal Funds	Teradata Corp—	(1,224)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
56,679	56,017	—	9/25/19	(Federal Funds	Texas Instruments	(664)
				Effective Rate	Inc—Monthly
				US plus 0.25%) —
				Monthly
10,195	9,947	—	9/25/19	(Federal Funds	Time Warner Inc—	(249)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
88,155	83,395	—	9/25/19	(Federal Funds	Timken Co—	(4,764)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 63

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$31,199	$31,579	$—	9/26/19	(Federal Funds	Tohoku Electric	$379
				Effective Rate	Power Co Inc—
				US plus 0.25%) —	Monthly
				Monthly
32,223	32,578	—	9/26/19	(Federal Funds	Tokio Marine	353
				Effective Rate	Holdings Inc—
				US plus 0.25%) —	Monthly
				Monthly
28,789	28,988	—	9/26/19	(Federal Funds	Tokyo Gas Co Ltd—	197
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
9,996	10,065	—	9/26/19	(Federal Funds	Tokyo Gas Co., Ltd—	68
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
38,267	37,112	—	9/26/19	(Federal Funds	Tokyu Fudosan	(1,157)
				Effective Rate	Holdings Corp—
				US plus 0.25%) —	Monthly
				Monthly
125,639	123,962	—	9/25/19	(Federal Funds	Toro Co—Monthly	(1,682)
				Effective Rate
				US plus 0.25%) —
				Monthly
23,515	23,916	—	9/26/19	(Federal Funds	Toyo Seikan Group	400
				Effective Rate	Holdings Ltd—
				US plus 0.25%) —	Monthly
				Monthly
19,696	19,634	—	9/26/19	(Federal Funds	Toyo Suisan Kaisha	(64)
				Effective Rate	Ltd—Monthly
				US plus 0.25%) —
				Monthly
22,040	21,997	—	9/26/19	(Federal Funds	Toyoda Gosei Co	(44)
				Effective Rate	Ltd—Monthly
				US plus 0.25%) —
				Monthly
37,091	36,817	—	9/26/19	(Federal Funds	Toyota Motor	(276)
				Effective Rate	Corp—Monthly
				US plus 0.25%) —
				Monthly
5,698	5,809	—	9/25/19	(Federal Funds	Transcend	110
				Effective Rate US	Information Inc—
				plus 0.35%) —	Monthly
				Monthly
12,732	12,779	—	9/25/19	(Federal Funds	Travelsky	47
				Effective Rate	Technology Ltd-H—
				US plus 0.25%) —	Monthly
				Monthly

64 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$39,069	$38,378	$—	9/25/19	(Federal Funds	Tribune Media	$(692)
				Effective Rate	Co — A—Monthly
				US plus 0.25%) —
				Monthly
120,366	116,407	—	9/25/19	(Federal Funds	Trimble Inc—	(3,965)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
17,965	16,749	—	9/27/19	(Federal Funds	Truworths	(1,217)
				Effective Rate	International Ltd—
				US plus 0.60%) —	Monthly
				Monthly
74,825	73,717	—	9/25/19	(Federal Funds	Tui Ag-Di—Monthly	(1,111)
				Effective Rate
				US plus 0.25%) —
				Monthly
109,349	102,711	—	9/25/19	(Federal Funds	Tupperware Brands	(6,642)
				Effective Rate	Corp—Monthly
				US plus 0.25%) —
				Monthly
16,641	16,338	—	9/25/19	(Federal Funds	Tupras Turkiye	(304)
				Effective Rate	Petrol Rafinerileri
				US plus 0.70%) —	As—Monthly
				Monthly
16,129	15,917	—	9/25/19	(Federal Funds	Turkiye Garanti	(214)
				Effective Rate	Bankasi As—
				US plus 0.70%) —	Monthly
				Monthly
16,637	16,756	—	9/25/19	(Federal Funds	Turkiye Is	118
				Effective Rate	Bankasi-C—Monthly
				US plus 0.70%) —
				Monthly
117,416	110,192	—	9/25/19	(Federal Funds	Union Pacific Corp—	(6,613)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
11,400	11,817	—	9/25/19	(Federal Funds	Uni-President	416
				Effective Rate US	Enterprises Corp—
				plus 0.35%) —	Monthly
				Monthly
18,741	18,632	—	9/25/19	(Federal Funds	United Co Rusal	(110)
				Effective Rate	Plc—Monthly
				US plus 0.25%) —
				Monthly
53,280	53,032	—	9/25/19	(Federal Funds	United Internet Ag—	(251)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 65

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$106,843	$104,772	$—	9/25/19	(Federal Funds	United States Steel	$(2,076)
				Effective Rate	Corp—Monthly
				US plus 0.25%) —
				Monthly
34,138	33,954	—	9/25/19	(Federal Funds	United Technologies	(186)
				Effective Rate US	Corp—Monthly
				plus 0.30%) —
				Monthly
4,602	4,402	—	9/27/19	(Federal Funds	United Tractors Tbk	(201)
				Effective Rate	Pt—Monthly
				US plus 0.75%) —
				Monthly
32,344	32,227	—	9/25/19	(Federal Funds	Upm-Kymmene	(119)
				Effective Rate	Oyj—Monthly
				US plus 0.25%) —
				Monthly
33,810	32,818	—	9/25/19	(Federal Funds	Usg Corp—Monthly	(993)
				Effective Rate US
				plus 0.30%) —
				Monthly
22,470	22,803	—	9/26/19	(Federal Funds	Uss Co Ltd—	332
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
90,882	91,043	—	9/25/19	(Federal Funds	Validus Holdings	157
				Effective Rate	Ltd—Monthly
				US plus 0.25%) —
				Monthly
32,711	32,068	—	9/25/19	(Federal Funds	Valmont Industries	(644)
				Effective Rate US	Inc—Monthly
				plus 0.30%) —
				Monthly
44,402	49,836	—	9/25/19	(Federal Funds	Veeva Systems	5,432
				Effective Rate	Inc-Class A—
				US plus 0.25%) —	Monthly
				Monthly
64,460	72,349	—	9/25/19	(Federal Funds	Veeva Systems Inc-	7,886
				Effective Rate	Class A—Monthly
				US plus 0.25%) —
				Monthly
28,237	26,624	—	9/25/19	(Federal Funds	Venator Materials	(1,615)
				Effective Rate	Plc—Monthly
				US plus 0.25%) —
				Monthly
50,452	52,085	—	9/26/19	(Federal Funds	Venture Corp Ltd—	1,629
				Effective Rate US	Monthly
				plus 0.55%) —
				Monthly

66 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$43,275	$42,599	$—	9/25/19	(Federal Funds	Veolia	$(677)
				Effective Rate	Environnement
				US plus 0.25%) —	Sa—Monthly
				Monthly
64,425	63,091	—	9/25/19	(Federal Funds	Vertex	(1,336)
				Effective Rate	Pharmaceuticals
				US plus 0.25%) —	Inc—Monthly
				Monthly
125,728	123,747	—	9/25/19	(Federal Funds	Vestas Wind	(1,987)
				Effective Rate	Systems A/S—
				US plus 0.25%) —	Monthly
				Monthly
8,630	8,596	—	9/25/19	(Federal Funds	Vicinity Centres—	(34)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
27,534	27,170	—	9/25/19	(Federal Funds	Visa Inc-Class A	(366)
				Effective Rate	Shares—Monthly
				US plus 0.25%) —
				Monthly
27,653	26,601	—	9/25/19	(Federal Funds	Vitrolife Ab—	(1,053)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
8,717	8,508	—	9/25/19	(Federal Funds	Vornado Realty	(209)
				Effective Rate	Trust—Monthly
				US plus 0.25%) —
				Monthly
106,485	104,167	—	9/25/19	(Federal Funds	Wabco Holdings	(2,323)
				Effective Rate	Inc—Monthly
				US plus 0.25%) —
				Monthly
54,503	53,183	—	9/25/19	(Federal Funds	Walgreens Boots	(1,322)
				Effective Rate	Alliance Inc—
				US plus 0.25%) —	Monthly
				Monthly
12,191	11,926	—	9/25/19	(Federal Funds	Walmart De Mexico	(265)
				Effective Rate US	Sab De Cv—Monthly
				plus 0.90%) —
				Monthly
29,391	28,854	—	9/25/19	(Federal Funds	Waters Corp—	(538)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
33,978	33,405	—	9/25/19	(Federal Funds	Watsco Inc—	(575)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 67

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$130,315	$129,726	$—	9/25/19	(Federal Funds	Wellcare Health	$(594)
				Effective Rate	Plans Inc—Monthly
				US plus 0.25%) —
				Monthly
30,756	30,610	—	9/25/19	(Federal Funds	Wendel Sa—	(147)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
17,467	16,908	—	9/25/19	(Federal Funds	Wesfarmers Ltd—	(136)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
52,604	50,014	—	9/25/19	(Federal Funds	West Fraser Timber	(2,592)
				Effective Rate	Co Ltd—Monthly
				US plus 0.25%) —
				Monthly
45,955	44,605	—	9/25/19	(Federal Funds	Western Alliance	(1,353)
				Effective Rate	Bancorp—Monthly
				US plus 0.25%) —
				Monthly
46,087	45,696	—	9/25/19	(Federal Funds	Western Digital	(391)
				Effective Rate	Corp—Monthly
				US plus 0.25%) —
				Monthly
37,476	37,499	—	9/25/19	(Federal Funds	Weston (George)	20
				Effective Rate	Ltd—Monthly
				US plus 0.25%) —
				Monthly
88,670	88,172	—	9/25/19	(Federal Funds	Wgl Holdings Inc—	(501)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
42,012	43,385	—	9/25/19	(Federal Funds	Wh Group Ltd—	1,371
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
18,472	18,721	—	9/25/19	(Federal Funds	Wharf Holdings Ltd/	249
				Effective Rate	The—Monthly
				US plus 0.25%) —
				Monthly
78,955	80,195	—	9/25/19	(Federal Funds	Wheelock & Co Ltd—	1,237
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
129,153	125,317	—	9/25/19	(Federal Funds	Wihlborgs	(3,843)
				Effective Rate	Fastigheter Ab—
				US plus 0.25%) —	Monthly
				Monthly

68 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$4,381	$4,379	$—	9/25/19	(Federal Funds	Wistron Corp—	$(3)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
22,248	21,452	—	9/25/19	(Federal Funds	Wolters Kluwer Nv—	(796)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
15,092	15,349	—	9/25/19	(Federal Funds	Woodside	256
				Effective Rate	Petroleum Ltd—
				US plus 0.25%) —	Monthly
				Monthly
82,896	81,335	—	9/25/19	(Federal Funds	Wr Grace & Co—	(1,396)
				Effective Rate US	Monthly
				plus 0.30%) —
				Monthly
59,039	57,018	—	9/25/19	(Federal Funds	Ww Grainger Inc—	(2,024)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
20,862	21,085	—	9/25/19	(Federal Funds	Wynn Macau Ltd—	223
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
33,800	33,500	—	9/25/19	(Federal Funds	Wynn Resorts Ltd—	(302)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
57,189	55,572	—	9/25/19	(Federal Funds	Xcel Energy Inc—	(1,620)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
21,225	21,791	—	9/25/19	(Federal Funds	Xinyi Glass Holdings	565
				Effective Rate	Ltd—Monthly
				US plus 0.25%) —
				Monthly
7,042	6,989	—	9/25/19	(Federal Funds	Xpo Logistics Inc—	(54)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
35,645	35,101	—	9/26/19	(Federal Funds	Yamaha Motor Co	(545)
				Effective Rate	Ltd—Monthly
				US plus 0.25%) —
				Monthly
40,949	42,006	—	9/26/19	(Federal Funds	Yangzijiang	1,054
				Effective Rate US	Shipbuilding
				plus 0.55%) —	Holdings Ltd—
				Monthly	Monthly

PanAgora Market Neutral Fund 69

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$20,248	$17,972	$—	9/25/19	(Federal Funds	Yanzhou Coal Mining	$(2,276)
				Effective Rate	Co Ltd—Monthly
				US plus 0.25%) —
				Monthly
16,281	16,338	—	9/25/19	(Federal Funds	Yuanta Financial	56
				Effective Rate US	Holding Co Ltd—
				plus 0.35%) —	Monthly
				Monthly
18,379	19,264	—	9/25/19	(Federal Funds	Yue Yuen Industrial	885
				Effective Rate	Holdings Ltd—
				US plus 0.25%) —	Monthly
				Monthly
17,660	16,941	—	9/25/19	(Federal Funds	Yuhan Corp—	(720)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
8,677	8,871	—	9/25/19	(Federal Funds	Yulon Nissan Motor	194
				Effective Rate US	Co Ltd—Monthly
				plus 0.35%) —
				Monthly
34,650	33,884	—	9/25/19	(Federal Funds	Yy Inc-Adr—Monthly	(767)
				Effective Rate
				US plus 0.25%) —
				Monthly
142,823	139,936	—	9/25/19	(Federal Funds	Zebra Technologies	(2,894)
				Effective Rate	Corp-Cl A—Monthly
				US plus 0.25%) —
				Monthly
35,406	34,576	—	9/25/19	(Federal Funds	Zions	(832)
				Effective Rate US	Bancorporation—
				plus 0.30%) —	Monthly
				Monthly
80,197	79,234	—	9/25/19	(Federal Funds	Zurich Insurance	(967)
				Effective Rate	Group Ag—Monthly
				US plus 0.25%) —
				Monthly
132,888	127,366	—	9/25/19	(Federal Funds	Zynga Inc — Cl A—	(5,528)
				Effective Rate	Monthly
				US plus 0.25%) —
				Monthly
6,650	6,346	—	9/25/19	Federal Funds	1&1 Drillisch Ag—	304
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
14,029	13,942	—	9/25/19	Federal Funds	Aak Ab—Monthly	87
				Effective Rate US
				minus 0.30%—
				Monthly

70 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$124,297	$122,022	$—	9/25/19	Federal Funds	Abiomed Inc—	$2,280
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
93,119	92,608	—	9/25/19	Federal Funds	Abn Amro Group	514
				Effective Rate US	Nv-Cva—Monthly
				minus 0.30%—
				Monthly
6,666	6,783	—	9/26/19	Federal Funds	Aboitiz Equity	(117)
				Effective Rate US	Ventures Inc—
				minus 2.50%—	Monthly
				Monthly
77,256	76,314	—	9/25/19	Federal Funds	Acadia Healthcare	944
				Effective Rate US	Co Inc—Monthly
				minus 0.23%—
				Monthly
80,514	78,196	—	9/25/19	Federal Funds	Adient Plc—Monthly	2,320
				Effective Rate US
				minus 0.40%—
				Monthly
39,604	37,430	—	9/25/19	Federal Funds	Admiral Group Plc—	2,174
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
27,947	27,535	—	9/25/19	Federal Funds	Adp—Monthly	413
				Effective Rate US
				minus 0.30%—
				Monthly
11,329	11,465	—	9/25/19	Federal Funds	Advantech Co Ltd—	(137)
				Effective Rate US	Monthly
				minus 2.00%—
				Monthly
112,124	108,341	—	9/25/19	Federal Funds	Aecom—Monthly	3,787
				Effective Rate US
				minus 0.23%—
				Monthly
15,439	15,237	—	9/26/19	Federal Funds	Aeon Co Ltd—	76
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
6,260	6,182	—	9/25/19	Federal Funds	Aguas Andinas	76
				Effective Rate US	Sa-A—Monthly
				minus 7.50%—
				Monthly
20,504	20,997	—	9/25/19	Federal Funds	Aib Group Plc—	(493)
				Effective Rate US	Monthly
				minus 1.88%—
				Monthly

PanAgora Market Neutral Fund 71

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$13,679	$13,743	$—	9/25/19	Federal Funds	Akbank Turk As—	$(64)
				Effective Rate US	Monthly
				minus 0.75%—
				Monthly
3,078	3,150	—	9/27/19	Federal Funds	Akr Corporindo Tbk	(73)
				Effective Rate US	Pt—Monthly
				minus 4.50%—
				Monthly
16,295	14,864	—	9/25/19	Federal Funds	Albemarle Corp—	1,431
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
6,941	6,915	—	9/25/19	Federal Funds	Alexandria Real	26
				Effective Rate US	Estate Equit—
				minus 0.23%—	Monthly
				Monthly
133,603	128,064	—	9/25/19	Federal Funds	Alibaba Group	5,543
				Effective Rate US	Holding Ltd—
				minus 0.23%—	Monthly
				Monthly
4,985	4,920	—	9/25/19	Federal Funds	Alibaba Health	65
				Effective Rate US	Information
				minus 4.38%—	Technology Ltd—
				Monthly	Monthly
11,045	10,939	—	9/25/19	Federal Funds	Alibaba Pictures	106
				Effective Rate US	Group Ltd—Monthly
				minus 1.50%—
				Monthly
72,197	71,526	—	9/25/19	Federal Funds	Alleghany Corp—	672
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly
3,660	3,738	—	9/26/19	Federal Funds	Alliance Global	(78)
				Effective Rate US	Group Inc—Monthly
				minus 2.50%—
				Monthly
9,806	9,657	—	9/25/19	Federal Funds	Alrosa Pjsc—	149
				Effective Rate US	Monthly
				minus 0.75%—
				Monthly
86,596	87,015	—	9/25/19	Federal Funds	Alstom—Monthly	(417)
				Effective Rate US
				minus 0.30%—
				Monthly
34,118	35,010	—	9/25/19	Federal Funds	Altice Nv — A—	(891)
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly

72 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,524	$9,749	$—	9/25/19	Federal Funds	Altice Nv — B—	$(225)
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
67,916	65,342	—	9/25/19	Federal Funds	Altria Group Inc—	2,576
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
8,818	8,728	—	9/25/19	Federal Funds	Ambev Sa-Adr—	91
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
100,324	97,352	—	9/25/19	Federal Funds	Amerco—Monthly	2,975
				Effective Rate US
				minus 0.23%—
				Monthly
36,120	35,872	—	9/25/19	Federal Funds	American Electric	247
				Effective Rate US	Power Co Inc—
				minus 0.23%—	Monthly
				Monthly
4,609	4,419	—	9/25/19	Federal Funds	Amorepacific	190
				Effective Rate US	Corp—Monthly
				minus 0.50%—
				Monthly
4,388	4,189	—	9/25/19	Federal Funds	Amorepacific	200
				Effective Rate US	Group—Monthly
				minus 0.50%—
				Monthly
88,806	87,826	—	9/25/19	Federal Funds	Amphenol	983
				Effective Rate US	Corp-Cl A—Monthly
				minus 0.23%—
				Monthly
64,287	63,645	—	9/25/19	Federal Funds	Amundi Sa—	645
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
9,611	9,290	—	9/25/19	Federal Funds	Anadolu Efes	321
				Effective Rate US	Biracilik Ve—
				minus 0.88%—	Monthly
				Monthly
14,775	14,503	—	9/27/19	Federal Funds	Anglo American	272
				Effective Rate US	Platinum Ltd—
				minus 0.90%—	Monthly
				Monthly
3,967	3,773	—	9/25/19	Federal Funds	Anglogold Ashanti-	194
				Effective Rate US	Spon Adr—Monthly
				minus 0.23%—
				Monthly

PanAgora Market Neutral Fund 73

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$28,098	$26,792	$—	9/25/19	Federal Funds	Antofagasta Plc—	$1,307
				Effective Rate US	Monthly
				minus 0.63%—
				Monthly
13,465	12,838	—	9/25/19	Federal Funds	Antofagasta Plc—	627
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
93,432	91,489	—	9/25/19	Federal Funds	Aon Plc—Monthly	1,946
				Effective Rate US
				minus 0.40%—
				Monthly
41,225	40,843	—	9/25/19	Federal Funds	Ap Moller-Maersk	382
				Effective Rate US	A/S—Monthly
				minus 0.30%—
				Monthly
39,798	39,412	—	9/25/19	Federal Funds	Ap Moller-Maersk	387
				Effective Rate US	A/S—Monthly
				minus 0.30%—
				Monthly
69,055	67,457	—	9/25/19	Federal Funds	Aqua America Inc—	1,600
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
10,562	10,413	—	9/25/19	Federal Funds	Arca Continental	149
				Effective Rate US	Sab De Cv—Monthly
				minus 0.50%—
				Monthly
36,365	35,956	—	9/25/19	Federal Funds	Archer-Daniels-	409
				Effective Rate US	Midland Co—
				minus 0.40%—	Monthly
				Monthly
23,527	24,039	—	9/26/19	Federal Funds	Ascendas Real	(512)
				Effective Rate US	Estate Inv Trt—
				minus 0.50%—	Monthly
				Monthly
2,908	2,913	—	9/25/19	Federal Funds	Asia Cement Corp—	(5)
				Effective Rate US	Monthly
				minus 0.88%—
				Monthly
54,814	54,798	—	9/25/19	Federal Funds	Assa Abloy Ab-B—	17
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
85,703	82,231	—	9/25/19	Federal Funds	Assured Guaranty	3,474
				Effective Rate US	Ltd—Monthly
				minus 0.23%—
				Monthly

74 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$11,879	$11,629	$—	9/27/19	Federal Funds	Astra International	$249
				Effective Rate US	Tbk Pt—Monthly
				minus 4.00%—
				Monthly
11,538	11,180	—	9/25/19	Federal Funds	At&T Inc—Monthly	358
				Effective Rate US
				minus 0.25%—
				Monthly
121,806	119,286	—	9/25/19	Federal Funds	Atmos Energy	2,523
				Effective Rate US	Corp—Monthly
				minus 0.23%—
				Monthly
132,039	127,231	—	9/25/19	Federal Funds	Autoliv Inc—Monthly	4,812
				Effective Rate US
				minus 0.23%—
				Monthly
127,804	125,007	—	9/25/19	Federal Funds	Automatic Data	2,801
				Effective Rate US	Processing—
				minus 0.23%—	Monthly
				Monthly
82,329	79,282	—	9/25/19	Federal Funds	Autonation Inc—	3,051
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
14,318	14,094	—	9/25/19	Federal Funds	Avanza Bank	224
				Effective Rate US	Holding Ab—
				minus 0.88%—	Monthly
				Monthly
7,516	7,800	—	9/25/19	Federal Funds	Avichina Industry &	(284)
				Effective Rate US	Tech-H—Monthly
				minus 0.50%—
				Monthly
60,190	59,455	—	9/25/19	Federal Funds	Axis Capital	737
				Effective Rate US	Holdings Ltd—
				minus 0.23%—	Monthly
				Monthly
21,652	20,504	—	9/26/19	Federal Funds	B3 Sa-Brasil Bolsa	1,148
				Effective Rate US	Balcao—Monthly
				minus 1.00%—
				Monthly
125,490	125,083	—	9/25/19	Federal Funds	Ball Corp—Monthly	98
				Effective Rate US
				minus 0.23%—
				Monthly
16,609	15,428	—	9/25/19	Federal Funds	Banco De Credito	1,178
				Effective Rate US	E Inversiones Sa—
				minus 7.50%—	Monthly
				Monthly

PanAgora Market Neutral Fund 75

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$10,656	$10,463	$—	9/26/19	Federal Funds	Bangkok Dusit Med	$193
				Effective Rate US	Service-F—Monthly
				minus 1.50%—
				Monthly
82,550	82,765	—	9/25/19	Federal Funds	Bank Of East Asia	(212)
				Effective Rate US	Ltd—Monthly
				minus 0.50%—
				Monthly
126,555	123,425	—	9/25/19	Federal Funds	Bank Of Hawaii	2,352
				Effective Rate US	Corp—Monthly
				minus 0.23%—
				Monthly
22,622	22,379	—	9/26/19	Federal Funds	Bank Of Kyoto Ltd/	244
				Effective Rate US	The—Monthly
				minus 0.40%—
				Monthly
31,105	30,717	—	9/25/19	Federal Funds	Bank Of Queensland	390
				Effective Rate US	Ltd—Monthly
				minus 0.45%—
				Monthly
15,475	15,017	—	9/25/19	Federal Funds	Bank Of The	460
				Effective Rate US	Ozarks—Monthly
				minus 0.23%—
				Monthly
9,340	9,276	—	9/25/19	Federal Funds	Bank Pekao Sa—	64
				Effective Rate US	Monthly
				minus 0.75%—
				Monthly
20,556	19,618	—	9/25/19	Federal Funds	Bankia Sa—Monthly	939
				Effective Rate US
				minus 0.30%—
				Monthly
21,654	21,730	—	9/25/19	Federal Funds	Barclays Plc—	(76)
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
83,713	82,806	—	9/25/19	Federal Funds	Bayerische Motoren	909
				Effective Rate US	Werke Ag—Monthly
				minus 0.30%—
				Monthly
18,901	18,859	—	9/25/19	Federal Funds	Bayerische Motoren	42
				Effective Rate US	Werke-Prf—Monthly
				minus 0.30%—
				Monthly
13,759	13,436	—	9/26/19	Federal Funds	Bb Seguridade	323
				Effective Rate US	Participacoes Sa—
				minus 1.00%—	Monthly
				Monthly

76 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$10,140	$10,965	$—	9/26/19	Federal Funds	Berli Jucker Pub	$(826)
				Effective Rate US	Co-Forgn—Monthly
				minus 3.88%—
				Monthly
68,474	68,461	—	9/25/19	Federal Funds	Bioverativ Inc—	15
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
20,827	20,809	—	9/25/19	Federal Funds	Bnp Paribas Sa—	19
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
143,599	140,069	—	9/25/19	Federal Funds	Bok Financial	3,534
				Effective Rate US	Corporation—
				minus 0.23%—	Monthly
				Monthly
91,974	93,389	—	9/25/19	Federal Funds	Bollore—Monthly	(1,413)
				Effective Rate US
				minus 0.30%—
				Monthly
84,119	84,114	—	9/25/19	Federal Funds	Boral Ltd—Monthly	7
				Effective Rate US
				minus 0.50%—
				Monthly
41,270	40,116	—	9/25/19	Federal Funds	Boskalis	1,155
				Effective Rate US	Westminster—
				minus 0.30%—	Monthly
				Monthly
116,363	114,846	—	9/25/19	Federal Funds	Boston Scientific	1,521
				Effective Rate US	Corp—Monthly
				minus 0.23%—
				Monthly
9,124	8,813	—	9/26/19	Federal Funds	Br Malls	311
				Effective Rate US	Participacoes Sa—
				minus 1.00%—	Monthly
				Monthly
5,278	5,426	—	9/27/19	Federal Funds	Brait Se—Monthly	(148)
				Effective Rate US
				minus 1.13%—
				Monthly
24,449	24,253	—	9/25/19	Federal Funds	Brambles Ltd—	197
				Effective Rate US	Monthly
				minus 0.50%—
				Monthly
8,416	8,740	—	9/25/19	Federal Funds	Brf Sa-Adr—Monthly	(323)
				Effective Rate US
				minus 0.23%—
				Monthly

PanAgora Market Neutral Fund 77

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$41,294	$39,757	$—	9/27/19	Federal Funds	British American	$1,537
				Effective Rate US	Tobacco Plc—
				minus 0.90%—	Monthly
				Monthly
82,754	78,598	—	9/25/19	Federal Funds	British American	4,159
				Effective Rate US	Tobacco Plc—
				minus 0.30%—	Monthly
				Monthly
119,347	118,649	—	9/25/19	Federal Funds	Broadridge	701
				Effective Rate US	Financial Solutio—
				minus 0.23%—	Monthly
				Monthly
14,983	15,096	—	9/25/19	Federal Funds	Brown-Forman	(113)
				Effective Rate US	Corp-Class A—
				minus 0.23%—	Monthly
				Monthly
94,637	91,922	—	9/25/19	Federal Funds	Bwx Technologies	2,719
				Effective Rate US	Inc—Monthly
				minus 0.23%—
				Monthly
9,357	9,258	—	9/25/19	Federal Funds	Byd Co Ltd-H—	99
				Effective Rate US	Monthly
				minus 2.13%—
				Monthly
113,745	112,219	—	9/25/19	Federal Funds	C. H. Robinson	1,530
				Effective Rate US	Worldwide Inc—
				minus 0.23%—	Monthly
				Monthly
21,012	20,429	—	9/25/19	Federal Funds	Cable One Inc—	583
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
5,598	5,352	—	9/25/19	Federal Funds	Capita Plc—Monthly	246
				Effective Rate US
				minus 0.30%—
				Monthly
81,874	83,698	—	9/26/19	Federal Funds	Capitaland	(1,821)
				Effective Rate US	Commercial Trust—
				minus 0.50%—	Monthly
				Monthly
40,711	41,687	—	9/26/19	Federal Funds	Capitaland Mall	(976)
				Effective Rate US	Trust—Monthly
				minus 0.35%—
				Monthly
13,072	12,271	—	9/27/19	Federal Funds	Capitec Bank	801
				Effective Rate US	Holdings Ltd—
				minus 0.90%—	Monthly
				Monthly

78 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$17,717	$17,891	$—	9/25/19	Federal Funds	Car Inc—Monthly	$(178)
				Effective Rate US
				minus 10.25%—
				Monthly
53,708	52,880	—	9/25/19	Federal Funds	Carmax Inc—	830
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
108,517	106,502	—	9/25/19	Federal Funds	Carrefour Sa—	2,019
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
19,897	19,708	—	9/25/19	Federal Funds	Castellum Ab—	188
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
55,008	55,919	—	9/25/19	Federal Funds	Cathay Pacific	(912)
				Effective Rate US	Airways—Monthly
				minus 1.63%—
				Monthly
104,539	105,177	—	9/25/19	Federal Funds	Cboe Global	(636)
				Effective Rate US	Markets Inc—
				minus 0.23%—	Monthly
				Monthly
19,434	17,576	—	9/25/19	Federal Funds	Ccc Sa—Monthly	1,858
				Effective Rate US
				minus 2.00%—
				Monthly
9,054	8,933	—	9/25/19	Federal Funds	Cencosud Sa—	119
				Effective Rate US	Monthly
				minus 7.50%—
				Monthly
19,934	19,748	—	9/25/19	Federal Funds	Centennial	187
				Effective Rate US	Resource
				minus 0.23%—	Develo-A—Monthly
				Monthly
9,980	9,912	—	9/26/19	Federal Funds	Centrais Eletricas	68
				Effective Rate US	Brasilier—Monthly
				minus 1.00%—
				Monthly
10,833	10,666	—	9/25/19	Federal Funds	Cez As—Monthly	168
				Effective Rate US
				minus 0.50%—
				Monthly
6,740	6,678	—	9/26/19	Federal Funds	Charoen Pokphand	62
				Effective Rate US	Food-Forgn—
				minus 1.50%—	Monthly
				Monthly

PanAgora Market Neutral Fund 79

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$812	$801	$—	9/27/19	Federal Funds	Charoen Pokphand	$12
				Effective Rate US	Indonesi Pt—
				minus 4.00%—	Monthly
				Monthly
164,689	157,288	—	9/25/19	Federal Funds	Charter	7,407
				Effective Rate US	Communications
				minus 0.23%—	Inc-A—Monthly
				Monthly
6,777	6,878	—	9/25/19	Federal Funds	Cheng Shin Rubber	(100)
				Effective Rate US	Ind Co Ltd—Monthly
				minus 1.25%—
				Monthly
33,578	32,793	—	9/25/19	Federal Funds	Chevron Corp—	787
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
24,986	24,966	—	9/26/19	Federal Funds	Chiba Bank Ltd/	21
				Effective Rate US	The—Monthly
				minus 0.40%—
				Monthly
16,214	15,323	—	9/25/19	Federal Funds	China Citic Bank	891
				Effective Rate US	Corp Ltd-H—
				minus 0.50%—	Monthly
				Monthly
15,735	15,097	—	9/25/19	Federal Funds	China Coal Energy	638
				Effective Rate US	Co-H—Monthly
				minus 0.75%—
				Monthly
14,059	13,390	—	9/25/19	Federal Funds	China Everbright	669
				Effective Rate US	Bank Co L-H—
				minus 0.50%—	Monthly
				Monthly
15,438	15,184	—	9/25/19	Federal Funds	China Hongqiao	251
				Effective Rate US	Group Ltd—Monthly
				minus 7.75%—
				Monthly
5,662	5,482	—	9/25/19	Federal Funds	China International	180
				Effective Rate US	Capital Corp Ltd—
				minus 4.38%—	Monthly
				Monthly
12,783	12,242	—	9/25/19	Federal Funds	China Jinmao	541
				Effective Rate US	Holdings Group—
				minus 0.50%—	Monthly
				Monthly
9,108	8,913	—	9/25/19	Federal Funds	China Life Insurance	195
				Effective Rate US	Co-H—Monthly
				minus 0.50%—
				Monthly

80 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,324	$9,303	$—	9/25/19	Federal Funds	China Longyuan	$21
				Effective Rate US	Power Group-H—
				minus 0.50%—	Monthly
				Monthly
13,320	13,214	—	9/25/19	Federal Funds	China Mengniu Dairy	107
				Effective Rate US	Co Ltd—Monthly
				minus 0.40%—
				Monthly
9,894	9,408	—	9/25/19	Federal Funds	China Minsheng	486
				Effective Rate US	Banking-H—
				minus 0.50%—	Monthly
				Monthly
8,271	8,051	—	9/25/19	Federal Funds	China Petroleum	220
				Effective Rate US	& Chemical-H—
				minus 0.50%—	Monthly
				Monthly
6,105	6,042	—	9/25/19	Federal Funds	China Power	63
				Effective Rate US	International—
				minus 0.50%—	Monthly
				Monthly
8,253	8,173	—	9/25/19	Federal Funds	China State	79
				Effective Rate US	Construction Int—
				minus 0.50%—	Monthly
				Monthly
42,586	41,924	—	9/25/19	Federal Funds	Chocoladefabriken	664
				Effective Rate US	Lindt-Pc—Monthly
				minus 0.30%—
				Monthly
105,337	104,471	—	9/25/19	Federal Funds	Chr Hansen Holding	869
				Effective Rate US	A/S—Monthly
				minus 0.30%—
				Monthly
30,332	31,208	—	9/26/19	Federal Funds	Chugai	(875)
				Effective Rate US	Pharmaceutical Co
				minus 0.30%—	Ltd—Monthly
				Monthly
17,600	17,586	—	9/26/19	Federal Funds	Chugoku Electric	15
				Effective Rate US	Power Co., Inc. —
				minus 0.30%—	Monthly
				Monthly
8,176	8,024	—	9/25/19	Federal Funds	Cia Cervecerias	153
				Effective Rate US	Unidas Sa—Monthly
				minus 0.77%—
				Monthly
6,081	5,864	—	9/25/19	Federal Funds	Cia Paranaense	217
				Effective Rate US	Ener-Sp Adr P—
				minus 0.23%—	Monthly
				Monthly

PanAgora Market Neutral Fund 81

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT 2/28/18 (UNAUDITED) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$16,168	$15,968	$—	9/26/19	Federal Funds	Cia Siderurgica	$198
				Effective Rate US	Nacional Sa—
				minus 4.00%—	Monthly
				Monthly
15,679	15,589	—	9/25/19	Federal Funds	Cincinnati Financial	90
				Effective Rate US	Corp—Monthly
				minus 0.40%—
				Monthly
76,562	75,289	—	9/25/19	Federal Funds	Cinemark Holdings	1,276
				Effective Rate US	Inc—Monthly
				minus 0.40%—
				Monthly
15,333	15,433	—	9/26/19	Federal Funds	City Developments	(100)
				Effective Rate US	Ltd—Monthly
				minus 0.50%—
				Monthly
8,044	7,953	—	9/25/19	Federal Funds	Cj Logistics Corp—	91
				Effective Rate US	Monthly
				minus 1.50%—
				Monthly
10,072	10,031	—	9/25/19	Federal Funds	Clariant Ag-Reg—	40
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
115,447	112,892	—	9/25/19	Federal Funds	Clean Harbors Inc—	2,559
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
38,112	38,079	—	9/25/19	Federal Funds	Clorox Co/The—	34
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly
26,403	25,691	—	9/25/19	Federal Funds	Cnh Industrial Nv—	714
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
73,974	68,426	—	9/25/19	Federal Funds	Cobham Plc—	5,550
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
31,289	30,514	—	9/26/19	Federal Funds	Coca-Cola Bottlers	776
				Effective Rate US	Japan Holdings
				minus 0.30%—	Inc—Monthly
				Monthly
9,537	9,507	—	9/25/19	Federal Funds	Cognex Corp—	30
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly

82 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$6,279	$6,123	$—	9/25/19	Federal Funds	Colbun Sa—Monthly	$156
				Effective Rate US
				minus 7.50%—
				Monthly
68,722	66,916	—	9/25/19	Federal Funds	Colony Northstar	1,808
				Effective Rate US	Inc-Class A—
				minus 0.23%—	Monthly
				Monthly
42,867	41,884	—	9/25/19	Federal Funds	Coloplast-B—	985
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
9,459	9,301	—	9/25/19	Federal Funds	Commerce	160
				Effective Rate US	Bancshares Inc—
				minus 0.23%—	Monthly
				Monthly
79,190	76,219	—	9/25/19	Federal Funds	Compass Minerals	2,063
				Effective Rate US	Internation—
				minus 0.23%—	Monthly
				Monthly
11,465	11,035	—	9/25/19	Federal Funds	Compass Minerals	298
				Effective Rate US	International Inc—
				minus 0.91%—	Monthly
				Monthly
50,359	49,010	—	9/25/19	Federal Funds	Concho Resources	1,350
				Effective Rate US	Inc—Monthly
				minus 0.23%—
				Monthly
99,426	98,259	—	9/25/19	Federal Funds	Constellation	1,170
				Effective Rate US	Brands Inc-A—
				minus 0.23%—	Monthly
				Monthly
14,465	14,378	—	9/25/19	Federal Funds	Corelogic Inc/	87
				Effective Rate US	United States—
				minus 0.40%—	Monthly
				Monthly
107,638	100,754	—	9/25/19	Federal Funds	Coty Inc-Cl A—	6,235
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
82,620	80,730	—	9/25/19	Federal Funds	Covanta Holding	1,892
				Effective Rate US	Corp—Monthly
				minus 0.23%—
				Monthly
79,558	78,673	—	9/25/19	Federal Funds	Credit Acceptance	885
				Effective Rate US	Corp—Monthly
				minus 1.37%—
				Monthly

PanAgora Market Neutral Fund 83

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$46,729	$46,935	$—	9/25/19	Federal Funds	Croda International	$(204)
				Effective Rate US	Plc—Monthly
				minus 0.30%—
				Monthly
10,548	10,300	—	9/25/19	Federal Funds	Ctrip. Com	249
				Effective Rate US	International-Adr—
				minus 0.23%—	Monthly
				Monthly
50,900	50,527	—	9/25/19	Federal Funds	Cvs Health Corp—	374
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly
16,734	16,525	—	9/26/19	Federal Funds	Cyberdyne Inc—	200
				Effective Rate US	Monthly
				minus 21.13%—
				Monthly
49,514	48,154	—	9/25/19	Federal Funds	Cyrusone Inc—	1,362
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
17,745	18,195	—	9/26/19	Federal Funds	Daifuku Co Ltd—	(450)
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
20,534	20,509	—	9/26/19	Federal Funds	Daikin Industries	25
				Effective Rate US	Ltd—Monthly
				minus 0.40%—
				Monthly
17,000	16,900	—	9/26/19	Federal Funds	Dairy Farm	100
				Effective Rate US	International
				minus 2.38%—	Holdings Ltd—
				Monthly	Monthly
42,125	40,961	—	9/26/19	Federal Funds	Daiwa House Reit	363
				Effective Rate US	Investment—
				minus 0.40%—	Monthly
				Monthly
34,988	33,930	—	9/25/19	Federal Funds	Danaher Corp—	1,059
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
131,958	126,766	—	9/25/19	Federal Funds	Deere & Co—	5,197
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
97,840	96,427	—	9/25/19	Federal Funds	Delta Air Lines Inc—	1,416
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly

84 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$4,710	$4,761	$—	9/25/19	Federal Funds	Delta Electronics	$(51)
				Effective Rate US	Inc—Monthly
				minus 0.40%—
				Monthly
25,382	25,650	—	9/26/19	Federal Funds	Dena Co Ltd—	(268)
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly
38,555	37,962	—	9/25/19	Federal Funds	Deutsche Bank Ag—	594
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
27,257	27,232	—	9/25/19	Federal Funds	Deutsche Boerse	25
				Effective Rate US	Ag—Monthly
				minus 0.30%—
				Monthly
9,379	9,267	—	9/27/19	Federal Funds	Digi.Com Bhd—	111
				Effective Rate US	Monthly
				minus 4.00%—
				Monthly
21,535	21,336	—	9/25/19	Federal Funds	Digital Realty Trust	200
				Effective Rate US	Inc—Monthly
				minus 0.40%—
				Monthly
7,274	7,028	—	9/25/19	Federal Funds	Discovery Com-	246
				Effective Rate US	munications-A—
				minus 0.56%—	Monthly
				Monthly
15,996	15,585	—	9/27/19	Federal Funds	Discovery Ltd—	411
				Effective Rate US	Monthly
				minus 0.90%—
				Monthly
9,602	9,108	—	9/25/19	Federal Funds	Distribuidora	495
				Effective Rate US	Internacional—
				minus 0.50%—	Monthly
				Monthly
32,040	31,226	—	9/25/19	Federal Funds	Dometic Group Ab—	814
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
40,807	39,776	—	9/25/19	Federal Funds	Dominion Energy	1,032
				Effective Rate US	Inc—Monthly
				minus 0.23%—
				Monthly
41,707	39,903	—	9/25/19	Federal Funds	Domino’s Pizza	1,803
				Effective Rate US	Enterprises L—
				minus 1.38%—	Monthly
				Monthly

PanAgora Market Neutral Fund 85

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$44,920	$43,815	$—	9/25/19	Federal Funds	Domino’s Pizza Inc—	$1,107
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
27,340	28,162	—	9/26/19	Federal Funds	Don Quijote	(821)
				Effective Rate US	Holdings Co Ltd—
				minus 0.40%—	Monthly
				Monthly
949	898	—	9/25/19	Federal Funds	Dongwon Systems	51
				Effective Rate US	Corp—Monthly
				minus 7.13%—
				Monthly
15,530	15,345	—	9/25/19	Federal Funds	Dsv A/S—Monthly	186
				Effective Rate US
				minus 0.30%—
				Monthly
103,513	101,748	—	9/25/19	Federal Funds	Dufry Ag-Reg—	1,769
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
66,928	65,447	—	9/25/19	Federal Funds	Ebay Inc—Monthly	1,483
				Effective Rate US
				minus 0.40%—
				Monthly
85,134	84,140	—	9/25/19	Federal Funds	Ecolab Inc—Monthly	997
				Effective Rate US
				minus 0.23%—
				Monthly
87,119	87,177	—	9/25/19	Federal Funds	Edf—Monthly	(55)
				Effective Rate US
				minus 0.30%—
				Monthly
6,398	6,146	—	9/25/19	Federal Funds	El Puerto De	253
				Effective Rate US	Liverpool Sab De
				minus 0.50%—	Cv—Monthly
				Monthly
42,429	42,180	—	9/27/19	Federal Funds	Elbit Systems Ltd—	249
				Effective Rate US	Monthly
				minus 2.75%—
				Monthly
17,239	16,559	—	9/25/19	Federal Funds	Eli Lilly & Co—	680
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly
6,698	6,560	—	9/25/19	Federal Funds	Emera Inc—Monthly	138
				Effective Rate US
				minus 0.25%—
				Monthly

86 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$67,648	$65,375	$—	9/25/19	Federal Funds	Emerson Electric	$2,274
				Effective Rate US	Co—Monthly
				minus 0.40%—
				Monthly
7,268	7,401	—	9/25/19	Federal Funds	Emlak Konut	(133)
				Effective Rate US	Gayrimenkul Yati—
				minus 0.75%—	Monthly
				Monthly
15,588	14,784	—	9/25/19	Federal Funds	Empresa Nacional	801
				Effective Rate US	De Telecom—
				minus 7.50%—	Monthly
				Monthly
5,411	5,336	—	9/25/19	Federal Funds	Enka Insaat Ve	74
				Effective Rate US	Sanayi As—Monthly
				minus 2.00%—
				Monthly
80,366	74,442	—	9/25/19	Federal Funds	Eog Resources Inc—	5,926
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
55,791	54,326	—	9/25/19	Federal Funds	Essilor	1,468
				Effective Rate US	International—
				minus 0.30%—	Monthly
				Monthly
19,731	19,519	—	9/25/19	Federal Funds	Eurazeo Sa—	212
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
60,090	58,239	—	9/25/19	Federal Funds	Eurofins Scientific—	1,852
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
21,935	20,669	—	9/25/19	Federal Funds	Extraction Oil & Gas	1,267
				Effective Rate US	Inc—Monthly
				minus 0.23%—
				Monthly
1,797	1,637	—	9/26/19	Federal Funds	Ezdan Holding	160
				Effective Rate US	Group—Monthly
				minus 3.50%—
				Monthly
71,211	70,097	—	9/25/19	Federal Funds	Factset Research	923
				Effective Rate US	Systems Inc—
				minus 0.40%—	Monthly
				Monthly

PanAgora Market Neutral Fund 87

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$73,318	$70,481	$—	9/25/19	Federal Funds	Fairfax Financial	$2,840
				Effective Rate US	Hldgs Ltd—Monthly
				minus 0.25%—
				Monthly
43,475	41,460	—	9/25/19	Federal Funds	Fairfax Financial	2,017
				Effective Rate US	Holdings Ltd—
				minus 0.40%—	Monthly
				Monthly
5,760	5,758	—	9/25/19	Federal Funds	Far East Horizon	2
				Effective Rate US	Ltd—Monthly
				minus 0.40%—
				Monthly
130,508	127,388	—	9/25/19	Federal Funds	Fastenal Co—	3,124
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
16,657	16,700	—	9/25/19	Federal Funds	Fastighets Ab	(43)
				Effective Rate US	Balder—Monthly
				minus 0.30%—
				Monthly
70,698	73,189	—	9/25/19	Federal Funds	Ferroglobe Plc—	(2,488)
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
15,552	15,454	—	9/25/19	Federal Funds	Fibria Celulose Sa—	99
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
34,801	34,325	—	9/25/19	Federal Funds	Fireeye Inc—	477
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
8,442	8,591	—	9/27/19	Federal Funds	First Abu Dhabi	(150)
				Effective Rate US	Bank Pjsc—Monthly
				minus 3.50%—
				Monthly
53,241	52,537	—	9/25/19	Federal Funds	First Capital Realty	705
				Effective Rate US	Inc—Monthly
				minus 0.25%—
				Monthly
13,769	13,545	—	9/25/19	Federal Funds	First Horizon	224
				Effective Rate US	National Corp—
				minus 0.23%—	Monthly
				Monthly
110,747	107,116	—	9/25/19	Federal Funds	First Quantum	3,635
				Effective Rate US	Minerals Ltd—
				minus 0.25%—	Monthly
				Monthly

88 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$20,376	$19,672	$—	9/25/19	Federal Funds	First Solar Inc—	$705
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
38,372	38,057	—	9/25/19	Federal Funds	Fletcher Building	315
				Effective Rate US	Ltd—Monthly
				minus 0.40%—
				Monthly
6,830	6,678	—	9/25/19	Federal Funds	Flowers Foods Inc—	152
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
50,535	47,644	—	9/25/19	Federal Funds	Flowserve Corp—	2,892
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly
5,604	5,402	—	9/27/19	Federal Funds	Fortress Reit Ltd-A—	202
				Effective Rate US	Monthly
				minus 0.90%—
				Monthly
85,884	84,360	—	9/25/19	Federal Funds	Fortum Oyj—	1,526
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
10,841	10,878	—	9/25/19	Federal Funds	Foxconn	(38)
				Effective Rate US	Technology Co
				minus 0.40%—	Ltd—Monthly
				Monthly
10,987	12,651	—	9/25/19	Federal Funds	Fullshare Holdings	(1,667)
				Effective Rate US	Ltd—Monthly
				minus 11.88%—
				Monthly
15,883	15,575	—	9/27/19	Federal Funds	Gamuda Bhd—	307
				Effective Rate US	Monthly
				minus 3.00%—
				Monthly
112,298	107,966	—	9/25/19	Federal Funds	Gartner Inc—	4,334
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly
6,016	5,950	—	9/25/19	Federal Funds	Gazprom Pao -Spon	67
				Effective Rate US	Adr—Monthly
				minus 0.50%—
				Monthly
69,046	63,622	—	9/25/19	Federal Funds	Gecina Sa—Monthly	5,425
				Effective Rate US
				minus 0.63%—
				Monthly

PanAgora Market Neutral Fund 89

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$34,896	$33,610	$—	9/25/19	Federal Funds	General Electric	$1,288
				Effective Rate US	Co—Monthly
				minus 0.23%—
				Monthly
45,912	45,755	—	9/25/19	Federal Funds	Genmab A/S—	159
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
12,262	12,243	—	9/27/19	Federal Funds	Genting Malaysia	18
				Effective Rate US	Bhd—Monthly
				minus 3.00%—
				Monthly
4,976	5,157	—	9/27/19	Federal Funds	Genting Plantations	(181)
				Effective Rate US	Bhd—Monthly
				minus 7.50%—
				Monthly
64,512	62,451	—	9/25/19	Federal Funds	Genuine Parts Co—	2,063
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
16,673	16,551	—	9/25/19	Federal Funds	Getinge Ab—	123
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
108,350	107,274	—	9/25/19	Federal Funds	Givaudan-Reg—	1,080
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
14,484	14,591	—	9/25/19	Federal Funds	Globalwafers Co	(113)
				Effective Rate US	Ltd—Monthly
				minus 8.50%—
				Monthly
53,719	53,510	—	9/25/19	Federal Funds	Goodman Group—	211
				Effective Rate US	Monthly
				minus 0.45%—
				Monthly
11,676	11,299	—	9/27/19	Federal Funds	Growthpoint	377
				Effective Rate US	Properties Ltd—
				minus 0.90%—	Monthly
				Monthly
4,509	4,272	—	9/25/19	Federal Funds	Grupo Carso Sab De	236
				Effective Rate US	Cv—Monthly
				minus 0.75%—
				Monthly
6,157	5,628	—	9/25/19	Federal Funds	Grupo Elektra Sab	528
				Effective Rate US	De Cv—Monthly
				minus 3.25%—
				Monthly

90 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,691	$8,114	$—	9/25/19	Federal Funds	Grupo Televisa	$577
				Effective Rate US	Sa-Spon Adr—
				minus 0.23%—	Monthly
				Monthly
46,874	46,430	—	9/25/19	Federal Funds	Hang Seng Bank	445
				Effective Rate US	Ltd—Monthly
				minus 0.50%—
				Monthly
10,556	10,078	—	9/25/19	Federal Funds	Hanssem Co Ltd—	478
				Effective Rate US	Monthly
				minus 0.88%—
				Monthly
6,520	6,703	—	9/25/19	Federal Funds	Hanwha Techwin Co	(182)
				Effective Rate US	Ltd—Monthly
				minus 0.50%—
				Monthly
33,545	32,828	—	9/25/19	Federal Funds	Hawaiian Electric	718
				Effective Rate US	Inds—Monthly
				minus 0.23%—
				Monthly
125,825	124,857	—	9/25/19	Federal Funds	Hca Healthcare	534
				Effective Rate US	Inc—Monthly
				minus 0.23%—
				Monthly
40,804	39,089	—	9/25/19	Federal Funds	Healthcare Trust Of	1,716
				Effective Rate US	Ame-Cl A—Monthly
				minus 0.23%—
				Monthly
107,025	104,942	—	9/25/19	Federal Funds	Healthscope Ltd—	2,084
				Effective Rate US	Monthly
				minus 0.50%—
				Monthly
80,940	84,680	—	9/25/19	Federal Funds	Heico Corp—	(3,736)
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
49,752	51,566	—	9/25/19	Federal Funds	Heico Corp-	(1,812)
				Effective Rate US	Class A—Monthly
				minus 0.23%—
				Monthly
85,704	82,043	—	9/25/19	Federal Funds	Helmerich &	3,663
				Effective Rate US	Payne—Monthly
				minus 0.23%—
				Monthly
9,779	9,776	—	9/25/19	Federal Funds	Hengan	3
				Effective Rate US	International Group
				minus 0.40%—	Co Ltd—Monthly
				Monthly

PanAgora Market Neutral Fund 91

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$2,487	$2,411	$—	9/25/19	Federal Funds	Henkel Ag & Co	$75
				Effective Rate US	Kgaa—Monthly
				minus 0.30%—
				Monthly
8,501	8,265	—	9/25/19	Federal Funds	Henkel Ag & Co Kgaa	236
				Effective Rate US	Vorzug—Monthly
				minus 0.30%—
				Monthly
37,853	37,154	—	9/25/19	Federal Funds	Hess Corp—Monthly	699
				Effective Rate US
				minus 0.40%—
				Monthly
93,937	94,140	—	9/25/19	Federal Funds	Hewlett Packard	(200)
				Effective Rate US	Enterprise—
				minus 0.23%—	Monthly
				Monthly
7,637	7,561	—	9/25/19	Federal Funds	Highwealth	76
				Effective Rate US	Construction
				minus 2.50%—	Corp—Monthly
				Monthly
26,073	25,968	—	9/26/19	Federal Funds	Hikari Tsushin Inc—	105
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
19,850	20,194	—	9/27/19	Federal Funds	Hm Sampoerna Tbk	(346)
				Effective Rate US	Pt—Monthly
				minus 4.75%—
				Monthly
26,495	25,184	—	9/25/19	Federal Funds	Hollyfrontier Corp—	1,118
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
12,802	12,724	—	9/25/19	Federal Funds	Hormel Foods	77
				Effective Rate US	Corp—Monthly
				minus 0.23%—
				Monthly
8,958	8,838	—	9/25/19	Federal Funds	Hotel Shilla Co Ltd—	120
				Effective Rate US	Monthly
				minus 2.88%—
				Monthly
123,613	129,344	—	9/25/19	Federal Funds	Howard Hughes	(5,728)
				Effective Rate US	Corp/The—Monthly
				minus 0.23%—
				Monthly
136,655	136,247	—	9/25/19	Federal Funds	Hp Inc—Monthly	413
				Effective Rate US
				minus 0.23%—
				Monthly

92 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,472	$8,357	$—	9/25/19	Federal Funds	Htc Corp—Monthly	$111
				Effective Rate US
				minus 8.13%—
				Monthly
9,843	9,986	—	9/25/19	Federal Funds	Hua Nan Financial	(142)
				Effective Rate US	Holdings C—
				minus 0.50%—	Monthly
				Monthly
8,411	8,695	—	9/25/19	Federal Funds	Huaneng Power	(283)
				Effective Rate US	International Inc—
				minus 0.40%—	Monthly
				Monthly
7,284	7,366	—	9/25/19	Federal Funds	Huaneng	(82)
				Effective Rate US	Renewables
				minus 0.50%—	Corp-H—Monthly
				Monthly
2,026	2,016	—	9/25/19	Federal Funds	Jb Hunt Transport	11
				Effective Rate US	Services Inc—
				minus 0.40%—	Monthly
				Monthly
67,903	66,505	—	9/25/19	Federal Funds	Huntington	1,400
				Effective Rate US	Bancshares Inc/
				minus 0.40%—	Oh—Monthly
				Monthly
3,736	3,750	—	9/25/19	Federal Funds	Hyundai Heavy	(15)
				Effective Rate US	Industries—Monthly
				minus 1.50%—
				Monthly
6,119	6,170	—	9/25/19	Federal Funds	Hyundai Wia Corp—	(51)
				Effective Rate US	Monthly
				minus 1.50%—
				Monthly
29,343	28,700	—	9/25/19	Federal Funds	Ica Gruppen Ab—	643
				Effective Rate US	Monthly
				minus 0.88%—
				Monthly
9,279	9,053	—	9/27/19	Federal Funds	Ihh Healthcare	226
				Effective Rate US	Bhd—Monthly
				minus 3.00%—
				Monthly
44,997	45,501	—	9/26/19	Federal Funds	Iida Group Holdings	(503)
				Effective Rate US	Co Ltd—Monthly
				minus 0.30%—
				Monthly
42,779	41,408	—	9/25/19	Federal Funds	Iliad Sa—Monthly	1,372
				Effective Rate US
				minus 0.30%—
				Monthly

PanAgora Market Neutral Fund 93

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$7,699	$7,896	$—	9/27/19	Federal Funds	Indocement	$(199)
				Effective Rate US	Tunggal Prakarsa
				minus 4.00%—	Tbk Pt—Monthly
				Monthly
11,946	12,869	—	9/26/19	Federal Funds	Indorama Ventures	(924)
				Effective Rate US	Pcl—Monthly
				minus 1.50%—
				Monthly
20,568	19,950	—	9/25/19	Federal Funds	Industrial Alliance	618
				Effective Rate US	Insurance—Monthly
				minus 0.25%—
				Monthly
4,837	4,677	—	9/25/19	Federal Funds	Industrias Penoles	160
				Effective Rate US	Sab De Cv—Monthly
				minus 0.50%—
				Monthly
3,044	2,894	—	9/26/19	Federal Funds	Industries Qatar	150
				Effective Rate US	Qsc—Monthly
				minus 3.50%—
				Monthly
59,266	58,214	—	9/25/19	Federal Funds	Industrivarden Ab-A	1,054
				Effective Rate US	Shs—Monthly
				minus 0.30%—
				Monthly
14,752	14,462	—	9/25/19	Federal Funds	Industrivarden Ab-C	291
				Effective Rate US	Shs—Monthly
				minus 0.30%—
				Monthly
19,400	18,974	—	9/25/19	Federal Funds	Indutrade Ab—	426
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
14,389	13,680	—	9/25/19	Federal Funds	Infraestructura	709
				Effective Rate US	Energetica N—
				minus 0.88%—	Monthly
				Monthly
66,431	67,911	—	9/25/19	Federal Funds	Insurance Australia	(1,479)
				Effective Rate US	Group—Monthly
				minus 0.50%—
				Monthly
118,300	117,286	—	9/25/19	Federal Funds	Interactive Brokers	849
				Effective Rate US	Gro-Cl A—Monthly
				minus 0.23%—
				Monthly
32,720	31,537	—	9/25/19	Federal Funds	Intercept	1,183
				Effective Rate US	Pharmaceuticals
				minus 0.23%—	Inc—Monthly
				Monthly

94 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$112,750	$110,795	$—	9/25/19	Federal Funds	Intl Business	$1,960
				Effective Rate US	Machines Corp—
				minus 0.23%—	Monthly
				Monthly
1,772	1,712	—	9/25/19	Federal Funds	Investment Ab	60
				Effective Rate US	Latour-B Shs—
				minus 0.75%—	Monthly
				Monthly
73,430	71,523	—	9/25/19	Federal Funds	Investors Bancorp	1,910
				Effective Rate US	Inc—Monthly
				minus 0.23%—
				Monthly
20,323	20,380	—	9/25/19	Federal Funds	Invitation Homes	(57)
				Effective Rate US	Inc—Monthly
				minus 0.23%—
				Monthly
7,946	7,783	—	9/27/19	Federal Funds	Ioi Corp Bhd—	163
				Effective Rate US	Monthly
				minus 3.13%—
				Monthly
30,491	29,991	—	9/25/19	Federal Funds	Iqvia Holdings Inc—	501
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
103,358	101,773	—	9/25/19	Federal Funds	Iron Mountain Inc—	1,589
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
306,503	303,941	—	9/25/19	Federal Funds	Ishares Euro Stoxx50	2,570
				Effective Rate US	Ucits D—Monthly
				minus 0.63%—
				Monthly
67,642	65,336	—	9/25/19	Federal Funds	Jack Henry &	2,102
				Effective Rate US	Associates Inc—
				minus 0.23%—	Monthly
				Monthly
58,909	57,994	—	9/25/19	Federal Funds	James Hardies	916
				Effective Rate US	Industries Nv—
				minus 0.45%—	Monthly
				Monthly
25,774	25,397	—	9/26/19	Federal Funds	Japan Post	378
				Effective Rate US	Insurance Co Ltd—
				minus 0.40%—	Monthly
				Monthly
41,925	41,385	—	9/26/19	Federal Funds	Japan Prime Realty	540
				Effective Rate US	Investment Corp—
				minus 0.40%—	Monthly
				Monthly

PanAgora Market Neutral Fund 95

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,404	$8,771	$—	9/25/19	Federal Funds	Jastrzebska Spolka	$632
				Effective Rate US	Weglowa S—
				minus 2.75%—	Monthly
				Monthly
7,466	7,214	—	9/25/19	Federal Funds	Jd.Com Inc—	253
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
34,018	34,595	—	9/26/19	Federal Funds	Jgc Corp—Monthly	(576)
				Effective Rate US
				minus 0.30%—
				Monthly
12,354	12,452	—	9/25/19	Federal Funds	Jiangsu Expressway	(98)
				Effective Rate US	Co Ltd—Monthly
				minus 0.40%—
				Monthly
60,279	57,370	—	9/25/19	Federal Funds	Johnson Controls	2,912
				Effective Rate US	Internation—
				minus 0.23%—	Monthly
				Monthly
109,956	111,880	—	9/25/19	Federal Funds	K+S Ag-Reg—	(1,926)
				Effective Rate US	Monthly
				minus 1.63%—
				Monthly
15,616	15,359	—	9/26/19	Federal Funds	Kakaku. Com Inc—	258
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
1,059	1,053	—	9/27/19	Federal Funds	Kalbe Farma Tbk	7
				Effective Rate US	Pt—Monthly
				minus 4.00%—
				Monthly
7,513	7,433	—	9/25/19	Federal Funds	Kangwon Land Inc—	80
				Effective Rate US	Monthly
				minus 0.50%—
				Monthly
25,174	25,303	—	9/26/19	Federal Funds	Kansai Paint Co	(130)
				Effective Rate US	Ltd—Monthly
				minus 0.40%—
				Monthly
7,290	7,340	—	9/26/19	Federal Funds	Kce Electronics	(50)
				Effective Rate US	Pcl-Foreign—
				minus 4.25%—	Monthly
				Monthly
6,368	6,288	—	9/26/19	Federal Funds	Keihan Holdings Co	80
				Effective Rate US	Ltd—Monthly
				minus 0.40%—
				Monthly

96 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$28,658	$28,298	$—	9/26/19	Federal Funds	Keihan Holdings Co	$361
				Effective Rate US	Ltd—Monthly
				minus 0.30%—
				Monthly
39,597	39,545	—	9/26/19	Federal Funds	Keikyu Corp—	54
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
45,958	45,921	—	9/26/19	Federal Funds	Keisei Electric	39
				Effective Rate US	Railway Co—
				minus 0.40%—	Monthly
				Monthly
40,695	40,688	—	9/25/19	Federal Funds	Kingfisher Plc—	8
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
53,562	51,994	—	9/25/19	Federal Funds	Kingspan Groupord	1,569
				Effective Rate US	Eur0.13(Dublin
				minus 0.30%—	Listing) —Monthly
				Monthly
40,415	38,685	—	9/25/19	Federal Funds	Kingston Financial	1,722
				Effective Rate US	Group Ltd—Monthly
				minus 8.38%—
				Monthly
19,368	19,306	—	9/26/19	Federal Funds	Kintetsu Group	63
				Effective Rate US	Holdings Co Ltd—
				minus 0.30%—	Monthly
				Monthly
8,863	8,682	—	9/25/19	Federal Funds	Kion Group Ag—	181
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
121,039	118,125	—	9/25/19	Federal Funds	Kirby Corp—	2,917
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
56,015	54,999	—	9/25/19	Federal Funds	Knight-Swift	949
				Effective Rate US	Transportation—
				minus 0.23%—	Monthly
				Monthly
7,445	7,411	—	9/25/19	Federal Funds	Kongsberg Gruppen	34
				Effective Rate US	Asa—Monthly
				minus 0.30%—
				Monthly
9,958	9,708	—	9/25/19	Federal Funds	Korea Aerospace	250
				Effective Rate US	Industries—Monthly
				minus 0.50%—
				Monthly

PanAgora Market Neutral Fund 97

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$6,997	$6,847	$—	9/25/19	Federal Funds	Korea Electric Power	$151
				Effective Rate US	Corp—Monthly
				minus 0.50%—
				Monthly
11,677	11,164	—	9/25/19	Federal Funds	Korea Investment	514
				Effective Rate US	Holdings Co—
				minus 0.50%—	Monthly
				Monthly
14,580	14,722	—	9/26/19	Federal Funds	Kose Corp—Monthly	(142)
				Effective Rate US
				minus 0.40%—
				Monthly
85,013	81,734	—	9/25/19	Federal Funds	Kraft Heinz Co/	3,281
				Effective Rate US	The—Monthly
				minus 0.23%—
				Monthly
13,046	13,168	—	9/25/19	Federal Funds	Kunlun Energy Co	(121)
				Effective Rate US	Ltd—Monthly
				minus 0.40%—
				Monthly
33,990	33,766	—	9/26/19	Federal Funds	Kyushu Electric	224
				Effective Rate US	Power Co Inc—
				minus 0.40%—	Monthly
				Monthly
22,585	22,492	—	9/26/19	Federal Funds	Kyushu Financial	94
				Effective Rate US	Group Inc—Monthly
				minus 0.40%—
				Monthly
43,644	43,591	—	9/25/19	Federal Funds	Lanxess Ag—	55
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
12,941	12,864	—	9/25/19	Federal Funds	Leggett & Platt Inc—	77
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly
53,120	50,648	—	9/25/19	Federal Funds	Leidos Holdings	2,472
				Effective Rate US	Inc—Monthly
				minus 0.23%—
				Monthly
11,860	11,425	—	9/25/19	Federal Funds	Lendingclub Corp—	436
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
5,152	5,227	—	9/25/19	Federal Funds	Lenovo Group Ltd—	(75)
				Effective Rate US	Monthly
				minus 0.50%—
				Monthly

98 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$33,058	$31,719	$—	9/25/19	Federal Funds	Liberty Broadband	$1,340
				Effective Rate US	Corp—Monthly
				minus 0.40%—
				Monthly
64,690	62,219	—	9/25/19	Federal Funds	Liberty Broadband	2,473
				Effective Rate US	Corp—Monthly
				minus 0.23%—
				Monthly
7,431	7,108	—	9/27/19	Federal Funds	Life Healthcare	323
				Effective Rate US	Group Holdings
				minus 0.90%—	Ltd—Monthly
				Monthly
93,826	96,441	—	9/25/19	Federal Funds	Lifepoint Health	(2,613)
				Effective Rate US	Inc—Monthly
				minus 0.23%—
				Monthly
104,377	101,382	—	9/25/19	Federal Funds	Lincoln National	2,998
				Effective Rate US	Corp—Monthly
				minus 0.23%—
				Monthly
20,540	20,360	—	9/26/19	Federal Funds	Line Corp—Monthly	177
				Effective Rate US
				minus 7.75%—
				Monthly
15,427	15,107	—	9/26/19	Federal Funds	Lion Corp—Monthly	320
				Effective Rate US
				minus 0.40%—
				Monthly
628	637	—	9/27/19	Federal Funds	Lippo Karawaci Tbk	(9)
				Effective Rate US	Pt—Monthly
				minus 6.38%—
				Monthly
3,013	2,778	—	9/25/19	Federal Funds	Live Nation	235
				Effective Rate US	Entertainment Inc—
				minus 0.40%—	Monthly
				Monthly
10,477	10,392	—	9/26/19	Federal Funds	Lojas Americanas	85
				Effective Rate US	Sa-Pref—Monthly
				minus 1.00%—
				Monthly
11,287	11,480	—	9/25/19	Federal Funds	Lotte Chilsung	(194)
				Effective Rate US	Beverage Co Ltd—
				minus 2.75%—	Monthly
				Monthly
1,913	1,928	—	9/25/19	Federal Funds	Lotte Confectionery	(15)
				Effective Rate US	Co/New—Monthly
				minus 8.20%—
				Monthly

PanAgora Market Neutral Fund 99

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$15,805	$15,498	$—	9/25/19	Federal Funds	Lotte Corp—	$304
				Effective Rate US	Monthly
				minus 8.13%—
				Monthly
12,814	12,204	—	9/25/19	Federal Funds	Lotte Shopping Co	610
				Effective Rate US	Ltd—Monthly
				minus 1.50%—
				Monthly
8,394	7,892	—	9/25/19	Federal Funds	Lpp Sa—Monthly	501
				Effective Rate US
				minus 3.00%—
				Monthly
11,507	11,541	—	9/25/19	Federal Funds	Lukoil Pjsc-Spon	(34)
				Effective Rate US	Adr—Monthly
				minus 0.88%—
				Monthly
12,456	12,002	—	9/25/19	Federal Funds	L E	455
				Effective Rate US	Lundbergforetagen
				minus 0.30%—	Ab—Monthly
				Monthly
11,874	11,752	—	9/26/19	Federal Funds	M3 Inc—Monthly	122
				Effective Rate US
				minus 0.40%—
				Monthly
23,889	23,026	—	9/25/19	Federal Funds	Macom Technology	864
				Effective Rate US	Solutions H—
				minus 0.23%—	Monthly
				Monthly
4,242	4,210	—	9/25/19	Federal Funds	Manhattan	33
				Effective Rate US	Associates Inc—
				minus 0.23%—	Monthly
				Monthly
39,865	40,561	—	9/26/19	Federal Funds	Marui Group Co	(695)
				Effective Rate US	Ltd—Monthly
				minus 0.30%—
				Monthly
15,687	15,791	—	9/26/19	Federal Funds	Maruichi Steel Tube	(104)
				Effective Rate US	Ltd—Monthly
				minus 0.30%—
				Monthly
51,753	51,819	—	9/25/19	Federal Funds	Marvell Technology	(65)
				Effective Rate US	Group Inc—Monthly
				minus 0.35%—
				Monthly
2,575	2,334	—	9/26/19	Federal Funds	Masraf Al Rayan	117
				Effective Rate US	Qsc—Monthly
				minus 3.50%—
				Monthly

100 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$11,428	$11,416	$—	9/25/19	Federal Funds	Mattel Inc—Monthly	$12
				Effective Rate US
				minus 1.12%—
				Monthly
12,730	12,523	—	9/27/19	Federal Funds	Maxis Bhd—Monthly	100
				Effective Rate US
				minus 4.13%—
				Monthly
32,039	31,257	—	9/25/19	Federal Funds	Mbia Inc—Monthly	783
				Effective Rate US
				minus 0.23%—
				Monthly
27,153	26,850	—	9/26/19	Federal Funds	Mcdonald’s	304
				Effective Rate US	Holdings Co
				minus 0.40%—	Japan—Monthly
				Monthly
5,408	5,223	—	9/25/19	Federal Funds	Mckesson Corp—	174
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
1,893	1,876	—	9/27/19	Federal Funds	Media Nusantara	17
				Effective Rate US	Citra Tbk Pt—
				minus 5.00%—	Monthly
				Monthly
83,704	81,639	—	9/25/19	Federal Funds	Medical Properties	2,067
				Effective Rate US	Trust Inc—Monthly
				minus 0.23%—
				Monthly
55,023	54,596	—	9/25/19	Federal Funds	Melrose Industries	429
				Effective Rate US	Plc—Monthly
				minus 0.30%—
				Monthly
2,074	2,073	—	9/25/19	Federal Funds	Merida Industry Co	—
				Effective Rate US	Ltd—Monthly
				minus 5.50%—
				Monthly
14,984	14,583	—	9/25/19	Federal Funds	Merlin	401
				Effective Rate US	Entertainments
				minus 0.30%—	Plc—Monthly
				Monthly
5,807	5,857	—	9/25/19	Federal Funds	Micro-Star	(50)
				Effective Rate US	International Co—
				minus 1.63%—	Monthly
				Monthly
23,698	23,171	—	9/25/19	Federal Funds	Mid-America	527
				Effective Rate US	Apartment Comm—
				minus 0.23%—	Monthly
				Monthly

PanAgora Market Neutral Fund 101

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$103,414	$94,877	$—	9/25/19	Federal Funds	Middleby Corp—	$8,541
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
20,336	19,955	—	9/26/19	Federal Funds	Minor International	382
				Effective Rate US	Pcl-For—Monthly
				minus 1.50%—
				Monthly
20,027	19,367	—	9/25/19	Federal Funds	Mirae Asset Daewoo	4,622
				Effective Rate US	Co Ltd—Monthly
				minus 0.50%—
				Monthly
23,185	23,242	—	9/26/19	Federal Funds	Misumi Group Inc—	(56)
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly
85,631	88,828	—	9/27/19	Federal Funds	Mizrahi Tefahot	(3,193)
				Effective Rate	Bank Ltd—Monthly
				US plus 0.10%—
				Monthly
61,787	61,216	—	9/25/19	Federal Funds	Modern Times	573
				Effective Rate US	Group-B Shs—
				minus 0.30%—	Monthly
				Monthly
15,675	15,592	—	9/25/19	Federal Funds	Mohawk Industries	83
				Effective Rate US	Inc—Monthly
				minus 0.40%—
				Monthly
7,175	7,137	—	9/25/19	Federal Funds	Moneta Money Bank	38
				Effective Rate US	As—Monthly
				minus 1.13%—
				Monthly
149,606	146,688	—	9/25/19	Federal Funds	Moody’S Corp—	2,923
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
53,054	49,534	—	9/25/19	Federal Funds	Mosaic Co/The—	3,474
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
66,792	66,291	—	9/25/19	Federal Funds	Mtr Corp—Monthly	502
				Effective Rate US
				minus 0.50%—
				Monthly

102 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$63,130	$62,430	$—	9/25/19	Federal Funds	Mtu Aero Engines	$702
				Effective Rate US	Ag—Monthly
				minus 0.30%—
				Monthly
22,455	20,995	—	9/25/19	Federal Funds	Nabors Industries	1,461
				Effective Rate US	Ltd—Monthly
				minus 0.23%—
				Monthly
10,268	10,245	—	9/26/19	Federal Funds	Nagoya Railroad Co	23
				Effective Rate US	Ltd—Monthly
				minus 0.40%—
				Monthly
33,372	33,296	—	9/26/19	Federal Funds	Nagoya Railroad Co	76
				Effective Rate US	Ltd—Monthly
				minus 0.40%—
				Monthly
5,418	5,535	—	9/25/19	Federal Funds	Nanya Technology	(119)
				Effective Rate US	Corp—Monthly
				minus 7.75%—
				Monthly
13,537	13,024	—	9/27/19	Federal Funds	Naspers Ltd—	513
				Effective Rate US	Monthly
				minus 0.90%—
				Monthly
114,497	113,709	—	9/25/19	Federal Funds	National	791
				Effective Rate US	Instruments Corp—
				minus 0.23%—	Monthly
				Monthly
11,377	11,088	—	9/25/19	Federal Funds	National Oilwell	289
				Effective Rate US	Varco Inc—Monthly
				minus 0.40%—
				Monthly
9,990	9,640	—	9/25/19	Federal Funds	Naver Corp—	350
				Effective Rate US	Monthly
				minus 0.50%—
				Monthly
11,551	12,035	—	9/27/19	Federal Funds	Nestle Malaysia	(484)
				Effective Rate US	Bhd—Monthly
				minus 3.00%—
				Monthly
12,615	12,277	—	9/27/19	Federal Funds	Netcare Ltd—	338
				Effective Rate US	Monthly
				minus 0.90%—
				Monthly
6,480	6,160	—	9/25/19	Federal Funds	Netease Inc—	320
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly

PanAgora Market Neutral Fund 103

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,813	$9,126	$—	9/25/19	Federal Funds	Netmarble Games	$687
				Effective Rate US	Corp—Monthly
				minus 2.50%—
				Monthly
82,789	83,501	—	9/25/19	Federal Funds	Neurocrine	(709)
				Effective Rate US	Biosciences Inc—
				minus 0.23%—	Monthly
				Monthly
129,134	125,004	—	9/25/19	Federal Funds	New York	4,133
				Effective Rate US	Community
				minus 0.23%—	Bancorp—Monthly
				Monthly
65,792	64,358	—	9/25/19	Federal Funds	Newmarket Corp—	1,436
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
11,133	10,789	—	9/25/19	Federal Funds	Nh Investment &	344
				Effective Rate US	Securities C—
				minus 0.50%—	Monthly
				Monthly
43,577	42,837	—	9/25/19	Federal Funds	Nibe Industrier Ab—	742
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
20,836	21,352	—	9/26/19	Federal Funds	Nidec Corp—	(515)
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly
19,415	19,568	—	9/26/19	Federal Funds	Nihon M&A Center	(153)
				Effective Rate US	Inc—Monthly
				minus 0.40%—
				Monthly
16,329	16,559	—	9/26/19	Federal Funds	Nintendo Co Ltd—	(230)
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly
32,527	32,613	—	9/26/19	Federal Funds	Nippon Building	(86)
				Effective Rate US	Fund Inc—Monthly
				minus 0.30%—
				Monthly
32,330	32,979	—	9/26/19	Federal Funds	Nippon Paint	(648)
				Effective Rate US	Holdings Co Ltd—
				minus 0.40%—	Monthly
				Monthly
13,191	13,506	—	9/26/19	Federal Funds	Nitori Holdings Co	(316)
				Effective Rate US	Ltd—Monthly
				minus 0.40%—
				Monthly

104 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$21,663	$21,283	$—	9/25/19	Federal Funds	Nokian Renkaat	$381
				Effective Rate US	Oyj—Monthly
				minus 0.30%—
				Monthly
13,731	13,514	—	9/25/19	Federal Funds	Novatek Pjsc—	218
				Effective Rate US	Monthly
				minus 0.88%—
				Monthly
15,203	15,435	—	9/26/19	Federal Funds	Ntt Docomo Inc—	(232)
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
2,366	2,333	—	9/25/19	Federal Funds	O2 Czech Republic	34
				Effective Rate US	As—Monthly
				minus 0.50%—
				Monthly
18,469	18,404	—	9/26/19	Federal Funds	Odakyu Electric	66
				Effective Rate US	Railway Co—
				minus 0.40%—	Monthly
				Monthly
30,634	29,742	—	9/25/19	Federal Funds	Oge Energy Corp—	894
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
3,095	3,007	—	9/25/19	Federal Funds	Omega Healthcare	89
				Effective Rate US	Investors Inc—
				minus 0.40%—	Monthly
				Monthly
113,710	111,611	—	9/25/19	Federal Funds	On Semiconductor	2,104
				Effective Rate US	Corp—Monthly
				minus 0.23%—
				Monthly
72,687	72,750	—	9/25/19	Federal Funds	Onex Corporation—	(61)
				Effective Rate US	Monthly
				minus 0.25%—
				Monthly
48,128	43,741	—	9/25/19	Federal Funds	Opko Health Inc—	4,388
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
218	220	—	9/25/19	Federal Funds	Optotech Corp—	(2)
				Effective Rate US	Monthly
				minus 5.25%—
				Monthly
46,253	45,755	—	9/25/19	Federal Funds	Oracle Corp—	498
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly

PanAgora Market Neutral Fund 105

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$18,952	$18,869	$—	9/26/19	Federal Funds	Oracle Corp	$84
				Effective Rate US	Japan—Monthly
				minus 0.40%—
				Monthly
10,069	9,897	—	9/25/19	Federal Funds	Orange Polska Sa—	173
				Effective Rate US	Monthly
				minus 0.75%—
				Monthly
69,092	67,519	—	9/25/19	Federal Funds	Orpea—Monthly	1,575
				Effective Rate US
				minus 0.30%—
				Monthly
81,442	81,049	—	9/25/19	Federal Funds	Orsted A/S—	394
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
11,651	11,543	—	9/25/19	Federal Funds	Paddy Power Betfair	108
				Effective Rate US	Plc—Monthly
				minus 0.30%—
				Monthly
43,959	43,376	—	9/25/19	Federal Funds	Paddy Power Betfair	585
				Effective Rate US	Plc—Monthly
				minus 0.30%—
				Monthly
12,319	11,910	—	9/25/19	Federal Funds	Pan Ocean Co Ltd—	408
				Effective Rate US	Monthly
				minus 3.13%—
				Monthly
24,687	24,193	—	9/25/19	Federal Funds	Pandora Media Inc—	494
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
5,173	5,050	—	9/25/19	Federal Funds	Paramount Group	123
				Effective Rate US	Inc—Monthly
				minus 0.23%—
				Monthly
6,396	6,264	—	9/25/19	Federal Funds	Park Hotels &	133
				Effective Rate US	Resorts Inc—
				minus 0.40%—	Monthly
				Monthly
31,141	31,359	—	9/26/19	Federal Funds	Park24 Co Ltd—	(218)
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
79,809	76,978	—	9/25/19	Federal Funds	Parsley Energy Inc-	2,834
				Effective Rate US	Class A—Monthly
				minus 0.23%—
				Monthly

106 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$52,391	$47,813	$—	9/25/19	Federal Funds	Patterson-Uti	$4,579
				Effective Rate US	Energy Inc—Monthly
				minus 0.23%—
				Monthly
64,959	63,306	—	9/25/19	Federal Funds	Paychex Inc—	1,654
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
45,421	42,741	—	9/25/19	Federal Funds	Pennon Group Plc—	2,681
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
120,869	115,233	—	9/25/19	Federal Funds	Penske Automotive	5,639
				Effective Rate US	Group Inc—Monthly
				minus 0.23%—
				Monthly
10,347	10,313	—	9/26/19	Federal Funds	Persol Holdings Co	35
				Effective Rate US	Ltd—Monthly
				minus 0.40%—
				Monthly
13,674	13,872	—	9/26/19	Federal Funds	Petrobras —	(197)
				Effective Rate US	Petroleo Bras-Pr—
				minus 1.00%—	Monthly
				Monthly
18,512	18,374	—	9/25/19	Federal Funds	Petrochina Co	139
				Effective Rate US	Ltd-H—Monthly
				minus 0.50%—
				Monthly
8,473	8,563	—	9/27/19	Federal Funds	Petronas Dagangan	(90)
				Effective Rate US	Bhd—Monthly
				minus 3.00%—
				Monthly
4,963	4,948	—	9/27/19	Federal Funds	Petronas Gas Bhd—	15
				Effective Rate US	Monthly
				minus 4.13%—
				Monthly
93,578	91,610	—	9/25/19	Federal Funds	Pfizer Inc—Monthly	1,971
				Effective Rate US
				minus 0.40%—
				Monthly
108,896	106,365	—	9/25/19	Federal Funds	Phillips 66—Monthly	2,534
				Effective Rate US
				minus 0.23%—
				Monthly
10,961	10,664	—	9/25/19	Federal Funds	Ping An Insurance	298
				Effective Rate US	Group Co Of China
				minus 0.40%—	Ltd—Monthly
				Monthly

PanAgora Market Neutral Fund 107

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$108,533	$105,668	$—	9/25/19	Federal Funds	Pinnacle Financial	$2,868
				Effective Rate US	Partners Inc—
				minus 0.23%—	Monthly
				Monthly
110,330	104,521	—	9/25/19	Federal Funds	Pioneer Natural	5,813
				Effective Rate US	Resources Co—
				minus 0.23%—	Monthly
				Monthly
34,433	34,028	—	9/25/19	Federal Funds	Popular Inc—	405
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
101,115	101,163	—	9/25/19	Federal Funds	Porsche Automobil	(44)
				Effective Rate US	Hldg-Prf—Monthly
				minus 0.30%—
				Monthly
18,571	17,947	—	9/27/19	Federal Funds	Psg Group Ltd—	624
				Effective Rate US	Monthly
				minus 0.90%—
				Monthly
12,115	12,111	—	9/26/19	Federal Funds	Ptt Exploration &	4
				Effective Rate US	Production Pcl—
				minus 1.50%—	Monthly
				Monthly
24,048	24,289	—	9/25/19	Federal Funds	Publicis Groupe	(240)
				Effective Rate US	Sa—Monthly
				minus 0.30%—
				Monthly
15,563	15,416	—	9/25/19	Federal Funds	Qorvo Inc—Monthly	149
				Effective Rate US
				minus 0.23%—
				Monthly
66,768	67,322	—	9/25/19	Federal Funds	Qube Holdings	(554)
				Effective Rate US	Ltd—Monthly
				minus 1.13%—
				Monthly
46,551	44,639	—	9/25/19	Federal Funds	Randgold Resources	1,913
				Effective Rate US	Ltd—Monthly
				minus 0.30%—
				Monthly
11,725	11,576	—	9/25/19	Federal Funds	Range Resources	149
				Effective Rate US	Corp—Monthly
				minus 0.23%—
				Monthly
44,707	44,558	—	9/25/19	Federal Funds	Ratos Ab-B Shs—	150
				Effective Rate US	Monthly
				minus 0.88%—
				Monthly

108 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$38,793	$37,325	$—	9/25/19	Federal Funds	Reckitt Benckiser	$1,469
				Effective Rate US	Group Plc—Monthly
				minus 0.30%—
				Monthly
14,899	14,575	—	9/26/19	Federal Funds	Recruit Holdings Co	324
				Effective Rate US	Ltd—Monthly
				minus 0.30%—
				Monthly
14,771	14,287	—	9/27/19	Federal Funds	Redefine Properties	485
				Effective Rate US	Ltd—Monthly
				minus 0.90%—
				Monthly
43,750	43,750	—	9/25/19	Federal Funds	Regal	1
				Effective Rate US	Entertainment
				minus 0.23%—	Group-A—Monthly
				Monthly
22,090	22,604	—	9/26/19	Federal Funds	Relo Group Inc—	(514)
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly
10,686	10,414	—	9/27/19	Federal Funds	Remgro Ltd—	273
				Effective Rate US	Monthly
				minus 0.90%—
				Monthly
119,202	120,374	—	9/25/19	Federal Funds	Remy Cointreau—	(1,169)
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
9,460	9,202	—	9/25/19	Federal Funds	Rentokil Initial Plc—	258
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
5,218	4,959	—	9/27/19	Federal Funds	Resilient Reit Ltd—	30
				Effective Rate US	Monthly
				minus 0.90%—
				Monthly
22,366	22,407	—	9/25/19	Federal Funds	Resurs Holding Ab—	(43)
				Effective Rate US	Monthly
				minus 3.50%—
				Monthly
88,313	86,719	—	9/25/19	Federal Funds	Rexel Sa—Monthly	1,597
				Effective Rate US
				minus 0.30%—
				Monthly
1,654	1,607	—	9/26/19	Federal Funds	Robinsons Land	47
				Effective Rate US	Co—Monthly
				minus 4.88%—
				Monthly

PanAgora Market Neutral Fund 109

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$134,961	$130,118	$—	9/25/19	Federal Funds	Roper Technologies	$4,848
				Effective Rate US	Inc—Monthly
				minus 0.23%—
				Monthly
9,472	9,313	—	9/25/19	Federal Funds	Rosneft Oil Co	159
				Effective Rate US	Pjsc-Regs Gdr—
				minus 0.50%—	Monthly
				Monthly
4,971	5,113	—	9/25/19	Federal Funds	Rostelecom Pjsc—	(142)
				Effective Rate US	Monthly
				minus 6.50%—
				Monthly
35,937	35,347	—	9/25/19	Federal Funds	Royal Bank Of	592
				Effective Rate US	Scotland Group—
				minus 0.30%—	Monthly
				Monthly
51,107	49,189	—	9/25/19	Federal Funds	Royal Gold Inc—	1,920
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
46,154	44,917	—	9/25/19	Federal Funds	Rsa Insurance	1,238
				Effective Rate US	Group Plc—Monthly
				minus 0.30%—
				Monthly
6,605	6,607	—	9/25/19	Federal Funds	Ruentex	(3)
				Effective Rate US	Development Co
				minus 2.63%—	Ltd—Monthly
				Monthly
17,547	18,204	—	9/26/19	Federal Funds	Ryohin Keikaku Co	(736)
				Effective Rate US	Ltd—Monthly
				minus 0.63%—
				Monthly
61,597	61,148	—	9/25/19	Federal Funds	Salesforce. Com	450
				Effective Rate US	Inc—Monthly
				minus 0.40%—
				Monthly
94,885	94,940	—	9/25/19	Federal Funds	Sampo Oyj-A Shs—	(53)
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
8,426	8,246	—	9/25/19	Federal Funds	Samsung Card Co—	179
				Effective Rate US	Monthly
				minus 0.50%—
				Monthly
17,731	16,846	—	9/25/19	Federal Funds	Samsung Electro-	886
				Effective Rate US	Mechanics Co—
				minus 0.50%—	Monthly
				Monthly

110 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,972	$8,606	$—	9/25/19	Federal Funds	Samsung Heavy	$366
				Effective Rate US	Industries—Monthly
				minus 0.63%—
				Monthly
9,110	8,527	—	9/25/19	Federal Funds	Samsung Sdi Co	583
				Effective Rate US	Ltd—Monthly
				minus 0.50%—
				Monthly
6,573	6,363	—	9/25/19	Federal Funds	Samsung Securities	210
				Effective Rate US	Co Ltd—Monthly
				minus 0.50%—
				Monthly
10,086	10,451	—	9/27/19	Federal Funds	Sasol Ltd—Monthly	(365)
				Effective Rate US
				minus 0.90%—
				Monthly
27,569	26,805	—	9/25/19	Federal Funds	Schibsted	764
				Effective Rate US	Asa-B Shs—Monthly
				minus 0.30%—
				Monthly
54,694	53,098	—	9/25/19	Federal Funds	Schibsted	1,598
				Effective Rate US	Asa-Cl A—Monthly
				minus 0.30%—
				Monthly
111,102	110,388	—	9/25/19	Federal Funds	Charles Schwab	553
				Effective Rate US	Corp/The—Monthly
				minus 0.23%—
				Monthly
106,144	103,855	—	9/25/19	Federal Funds	Scotts Miracle-Gro	2,293
				Effective Rate US	Co—Monthly
				minus 0.23%—
				Monthly
57,902	57,581	—	9/25/19	Federal Funds	Sealed Air Corp—	321
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly
59,473	58,743	—	9/25/19	Federal Funds	Securitas	731
				Effective Rate US	Ab-B Shs—Monthly
				minus 0.30%—
				Monthly
113,595	109,009	—	9/25/19	Federal Funds	Segro Plc—Monthly	4,590
				Effective Rate US
				minus 0.30%—
				Monthly
28,347	28,175	—	9/26/19	Federal Funds	Sekisui House Ltd—	173
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly

PanAgora Market Neutral Fund 111

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$38,996	$38,462	$—	9/26/19	Federal Funds	Sembcorp	$534
				Effective Rate US	Industries Ltd—
				minus 0.50%—	Monthly
				Monthly
11,061	11,449	—	9/25/19	Federal Funds	Semiconductor	(388)
				Effective Rate US	Manufacturing—
				minus 2.13%—	Monthly
				Monthly
13,203	12,910	—	9/25/19	Federal Funds	Severstal Pjsc—	294
				Effective Rate US	Monthly
				minus 0.88%—
				Monthly
71,808	69,585	—	9/25/19	Federal Funds	Shaftesbury Plc—	2,226
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
44,638	45,033	—	9/25/19	Federal Funds	Shangri-La Asia	(392)
				Effective Rate US	Ltd—Monthly
				minus 0.50%—
				Monthly
21,245	20,890	—	9/26/19	Federal Funds	Shimano Inc—	355
				Effective Rate US	Monthly
				minus 0.63%—
				Monthly
29,861	29,955	—	9/26/19	Federal Funds	Shin-Etsu Chemical	(93)
				Effective Rate US	Co Ltd—Monthly
				minus 0.30%—
				Monthly
41,431	41,325	—	9/26/19	Federal Funds	Shinsei Bank Ltd—	107
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
17,788	18,165	—	9/26/19	Federal Funds	Shiseido Co Ltd—	(376)
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly
57,845	59,012	—	9/25/19	Federal Funds	Shopify Inc —	(1,166)
				Effective Rate US	Class A—Monthly
				minus 0.25%—
				Monthly
6,103	6,253	—	9/26/19	Federal Funds	Siam Cement Pcl/	(150)
				Effective Rate US	The—Monthly
				minus 1.50%—
				Monthly
12,304	11,674	—	9/25/19	Federal Funds	Sibanye Gold Ltd—	630
				Effective Rate US	Monthly
				minus 2.16%—
				Monthly

112 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$45,104	$46,090	$—	9/25/19	Federal Funds	Siemens Gamesa	$(985)
				Effective Rate US	Renewable Energy
				minus 0.88%—	Sa—Monthly
				Monthly
129,862	123,092	—	9/25/19	Federal Funds	Signature Bank—	6,774
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
6,228	6,430	—	9/25/19	Federal Funds	Sillajen Inc—	(206)
				Effective Rate US	Monthly
				minus 23.38%—
				Monthly
7,770	7,166	—	9/25/19	Federal Funds	Sinclair Broadcast	605
				Effective Rate US	Group -A—Monthly
				minus 0.23%—
				Monthly
124,585	119,656	—	9/25/19	Federal Funds	Six Flags	4,930
				Effective Rate US	Entertainment
				minus 0.66%—	Corp—Monthly
				Monthly
40,804	40,308	—	9/25/19	Federal Funds	Sjm Holdings Ltd—	496
				Effective Rate US	Monthly
				minus 0.50%—
				Monthly
7,572	7,494	—	9/25/19	Federal Funds	Sk Networks Co	78
				Effective Rate US	Ltd—Monthly
				minus 6.50%—
				Monthly
70,971	69,475	—	9/25/19	Federal Funds	Skanska Ab—	1,499
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
555	541	—	9/26/19	Federal Funds	Sm Investments	13
				Effective Rate US	Corp—Monthly
				minus 2.50%—
				Monthly
8,867	8,811	—	9/26/19	Federal Funds	Sm Prime Holdings	55
				Effective Rate US	Inc—Monthly
				minus 5.13%—
				Monthly
54,899	53,553	—	9/25/19	Federal Funds	Smartcentres Real	1,080
				Effective Rate US	Estate Inv—Monthly
				minus 0.25%—
				Monthly
112,242	109,311	—	9/25/19	Federal Funds	Snc-Lavalin Group	2,935
				Effective Rate US	Inc—Monthly
				minus 0.25%—
				Monthly

PanAgora Market Neutral Fund 113

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$46,459	$45,188	$—	9/25/19	Federal Funds	Sonoco Products	$906
				Effective Rate US	Co—Monthly
				minus 0.23%—
				Monthly
15,065	15,300	—	9/26/19	Federal Funds	Sony Corp—	(235)
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly
127,996	125,497	—	9/25/19	Federal Funds	Southern Copper	2,505
				Effective Rate US	Corp—Monthly
				minus 0.23%—
				Monthly
1,276,951	1,248,232	—	9/25/19	Federal Funds	Spdr S&P 500 Etf	27,340
				Effective Rate US	Trust—Monthly
				minus 0.23%—
				Monthly
53,405	52,565	—	9/25/19	Federal Funds	Splunk Inc—Monthly	842
				Effective Rate US
				minus 0.23%—
				Monthly
2,322	2,252	—	9/25/19	Federal Funds	Sprint Corp—	70
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
44,148	44,298	—	9/25/19	Federal Funds	Ssab Ab—Monthly	(149)
				Effective Rate US
				minus 0.30%—
				Monthly
43,779	43,989	—	9/25/19	Federal Funds	Ssab Ab—Monthly	(209)
				Effective Rate US
				minus 0.30%—
				Monthly
21,618	20,835	—	9/25/19	Federal Funds	Standard Chartered	783
				Effective Rate US	Plc—Monthly
				minus 0.30%—
				Monthly
2,352	2,350	—	9/25/19	Federal Funds	Standard Foods	2
				Effective Rate US	Corp—Monthly
				minus 2.88%—
				Monthly
37,281	37,230	—	9/26/19	Federal Funds	Starhub Ltd—	51
				Effective Rate US	Monthly
				minus 0.35%—
				Monthly
88,346	88,570	—	9/25/19	Federal Funds	Statoil Asa—	(222)
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly

114 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$34,133	$33,948	$—	9/25/19	Federal Funds	Store Capital Corp—	$187
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
129,964	127,133	—	9/25/19	Federal Funds	Stryker Corp—	2,835
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
60,316	60,112	—	9/25/19	Federal Funds	Suez—Monthly	205
				Effective Rate US
				minus 0.30%—
				Monthly
104	108	—	9/26/19	Federal Funds	Sumco Corp—	(4)
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly
19,268	18,863	—	9/26/19	Federal Funds	Sumitomo Metal	406
				Effective Rate US	Mining Co Ltd—
				minus 0.40%—	Monthly
				Monthly
4,817	4,716	—	9/26/19	Federal Funds	Sumitomo Metal	101
				Effective Rate US	Mining Co Ltd—
				minus 0.40%—	Monthly
				Monthly
25,275	25,894	—	9/26/19	Federal Funds	Suntec Reit—	(619)
				Effective Rate US	Monthly
				minus 0.50%—
				Monthly
25,674	25,396	—	9/25/19	Federal Funds	Svb Financial	279
				Effective Rate US	Group—Monthly
				minus 0.23%—
				Monthly
12,941	12,845	—	9/25/19	Federal Funds	Svenska	96
				Effective Rate US	Handelsbanken-
				minus 1.25%—	B Shs—Monthly
				Monthly
113,213	110,838	—	9/25/19	Federal Funds	Swatch Group Ag/	2,379
				Effective Rate US	The-Br—Monthly
				minus 0.30%—
				Monthly
10,055	9,818	—	9/25/19	Federal Funds	Swatch Group Ag/	238
				Effective Rate US	The-Reg—Monthly
				minus 0.30%—
				Monthly
88,355	90,149	—	9/25/19	Federal Funds	Swedish Orphan	(1,793)
				Effective Rate US	Biovitrum Ab—
				minus 1.13%—	Monthly
				Monthly

PanAgora Market Neutral Fund 115

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$69,680	$69,253	$—	9/25/19	Federal Funds	Symrise Ag—	$429
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
14,017	14,279	—	9/26/19	Federal Funds	Sysmex Corp—	(261)
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly
63,404	61,688	—	9/25/19	Federal Funds	Tabcorp Holdings	1,719
				Effective Rate US	Ltd—Monthly
				minus 0.45%—
				Monthly
136,608	133,694	—	9/25/19	Federal Funds	Tableau Software	2,918
				Effective Rate US	Inc-Cl A—Monthly
				minus 0.23%—
				Monthly
6,747	6,919	—	9/25/19	Federal Funds	Taimed Biologics	(174)
				Effective Rate US	Inc—Monthly
				minus 5.00%—
				Monthly
659	664	—	9/25/19	Federal Funds	Taiwan Cement	(5)
				Effective Rate US	Corp—Monthly
				minus 0.40%—
				Monthly
7,870	8,015	—	9/25/19	Federal Funds	Taiwan Fertilizer Co	(145)
				Effective Rate US	Ltd—Monthly
				minus 1.50%—
				Monthly
11,773	11,778	—	9/26/19	Federal Funds	Taiyo Nippon Sanso	(6)
				Effective Rate US	Corp—Monthly
				minus 0.30%—
				Monthly
14,982	15,368	—	9/25/19	Federal Funds	Tal Education	(386)
				Effective Rate US	Group—Monthly
				minus 0.23%—
				Monthly
31,381	29,692	—	9/25/19	Federal Funds	Targa Resources	1,690
				Effective Rate US	Corp—Monthly
				minus 0.23%—
				Monthly
1,323	1,330	—	9/25/19	Federal Funds	Tatneft Pjsc—	(7)
				Effective Rate US	Monthly
				minus 2.25%—
				Monthly
5,327	4,907	—	9/25/19	Federal Funds	Tauron Polska	420
				Effective Rate US	Energia Sa—
				minus 0.75%—	Monthly
				Monthly

116 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$55,312	$55,458	$—	9/25/19	Federal Funds	Telecom Italia Spa—	$(144)
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
78,717	78,851	—	9/25/19	Federal Funds	Telecom	(132)
				Effective Rate US	Italia-Rsp—Monthly
				minus 0.30%—
				Monthly
44,118	43,360	—	9/25/19	Federal Funds	Telefonaktiebolaget	759
				Effective Rate US	Lm Ericsson—
				minus 0.30%—	Monthly
				Monthly
10,412	10,243	—	9/27/19	Federal Funds	Telekom Malaysia	169
				Effective Rate US	Bhd—Monthly
				minus 3.00%—
				Monthly
78,622	77,287	—	9/25/19	Federal Funds	Telus Corp—	1,337
				Effective Rate US	Monthly
				minus 0.25%—
				Monthly
50,333	48,441	—	9/25/19	Federal Funds	Tempur Sealy	1,893
				Effective Rate US	International Inc—
				minus 0.40%—	Monthly
				Monthly
45,128	44,631	—	9/25/19	Federal Funds	Tenaris Sa—Monthly	498
				Effective Rate US
				minus 0.30%—
				Monthly
5,796	5,523	—	9/25/19	Federal Funds	Tencent Holdings	273
				Effective Rate US	Ltd—Monthly
				minus 0.40%—
				Monthly
82,846	82,628	—	9/25/19	Federal Funds	Teradyne Inc—	221
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
30,782	32,445	—	9/26/19	Federal Funds	Terumo Corp—	(1,662)
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly
54,211	50,094	—	9/25/19	Federal Funds	Tesaro Inc—Monthly	4,120
				Effective Rate US
				minus 0.23%—
				Monthly
94,359	90,568	—	9/25/19	Federal Funds	Tesla Inc—Monthly	3,794
				Effective Rate US
				minus 0.23%—
				Monthly

PanAgora Market Neutral Fund 117

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$55,476	$54,404	$—	9/25/19	Federal Funds	Textron Inc—	$1,074
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly
119,879	116,805	—	9/25/19	Federal Funds	Thermo Fisher	3,078
				Effective Rate US	Scientific Inc—
				minus 0.23%—	Monthly
				Monthly
40,358	39,391	—	9/25/19	Federal Funds	Thyssenkrupp Ag—	968
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
19,612	19,540	—	9/26/19	Federal Funds	Toho Co Ltd—	(110)
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly
46,595	45,509	—	9/26/19	Federal Funds	Tokyo Century	1,088
				Effective Rate US	Corp—Monthly
				minus 0.40%—
				Monthly
33,860	33,586	—	9/26/19	Federal Funds	Toray Industries	275
				Effective Rate US	Inc—Monthly
				minus 0.40%—
				Monthly
85,312	83,971	—	9/25/19	Federal Funds	Toronto-Dominion	1,344
				Effective Rate US	Bank—Monthly
				minus 0.25%—
				Monthly
11,911	11,636	—	9/25/19	Federal Funds	Tpg Telecom Ltd—	275
				Effective Rate US	Monthly
				minus 0.63%—
				Monthly
72,580	68,522	—	9/25/19	Federal Funds	Transcanada Corp—	4,060
				Effective Rate US	Monthly
				minus 0.25%—
				Monthly
5,727	5,809	—	9/25/19	Federal Funds	Transcend	(82)
				Effective Rate US	Information Inc—
				minus 3.25%—	Monthly
				Monthly
131,051	128,010	—	9/25/19	Federal Funds	Transdigm Group	3,046
				Effective Rate US	Inc—Monthly
				minus 0.23%—
				Monthly
107,349	95,361	—	9/25/19	Federal Funds	Travis Perkins Plc—	11,991
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly

118 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$73,563	$73,677	$—	9/25/19	Federal Funds	Trelleborg	$(111)
				Effective Rate US	Ab-B Shs—Monthly
				minus 0.30%—
				Monthly
10,533	16,713	—	9/26/19	Federal Funds	True Corp Plc—	(6,181)
				Effective Rate US	Monthly
				minus 1.63%—
				Monthly
10,955	10,990	—	9/25/19	Federal Funds	Tsingtao Brewery	(35)
				Effective Rate US	Co Ltd—Monthly
				minus 0.40%—
				Monthly
30,915	31,417	—	9/26/19	Federal Funds	Tsuruha Holdings	(501)
				Effective Rate US	Inc—Monthly
				minus 0.40%—
				Monthly
4,887	4,909	—	9/25/19	Federal Funds	Turkcell Iletisim	(21)
				Effective Rate US	Hizmet As—Monthly
				minus 0.75%—
				Monthly
40,487	40,821	—	9/25/19	Federal Funds	Twilio Inc — A—	(333)
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
130,388	128,772	—	9/25/19	Federal Funds	Tyler Technologies	1,621
				Effective Rate US	Inc—Monthly
				minus 0.23%—
				Monthly
2,689	2,602	—	9/25/19	Federal Funds	Ulker Biskuvi	87
				Effective Rate US	Sanayi—Monthly
				minus 0.75%—
				Monthly
118,918	118,810	—	9/25/19	Federal Funds	Umicore Sa—	112
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
44,039	42,329	—	9/25/19	Federal Funds	Under Armour	1,712
				Effective Rate US	Inc-Class A—
				minus 0.23%—	Monthly
				Monthly
24,579	23,990	—	9/25/19	Federal Funds	Under Armour Inc-	591
				Effective Rate US	Class C—Monthly
				minus 0.23%—
				Monthly
43,680	43,854	—	9/25/19	Federal Funds	Unicredit Spa—	(173)
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly

PanAgora Market Neutral Fund 119

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$58,167	$54,919	$—	9/25/19	Federal Funds	United Bankshares	$3,251
				Effective Rate US	Inc—Monthly
				minus 0.23%—
				Monthly
4,830	4,830	—	9/25/19	Federal Funds	United	—
				Effective Rate US	Microelectronics
				minus 0.63%—	Corp—Monthly
				Monthly
47,983	46,358	—	9/25/19	Federal Funds	United Parcel	1,627
				Effective Rate US	Service-Cl B—
				minus 0.23%—	Monthly
				Monthly
23,157	22,845	—	9/25/19	Federal Funds	Universal Display	313
				Effective Rate US	Corp—Monthly
				minus 0.23%—
				Monthly
6,007	6,237	—	9/26/19	Federal Funds	Universal Robina	(232)
				Effective Rate US	Corp—Monthly
				minus 9.00%—
				Monthly
99,592	101,118	—	9/26/19	Federal Funds	Uol Group Ltd—	(1,523)
				Effective Rate US	Monthly
				minus 0.50%—
				Monthly
21,659	20,971	—	9/25/19	Federal Funds	Us Silica Holdings	689
				Effective Rate US	Inc—Monthly
				minus 0.23%—
				Monthly
51,314	49,821	—	9/25/19	Federal Funds	Vail Resorts Inc—	1,495
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly
82,791	80,712	—	9/25/19	Federal Funds	Valvoline Inc—	1,819
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
23,354	22,858	—	9/25/19	Federal Funds	Verifone Systems	497
				Effective Rate US	Inc—Monthly
				minus 0.23%—
				Monthly
66,173	64,354	—	9/25/19	Federal Funds	Verizon	1,822
				Effective Rate US	Communications
				minus 0.40%—	Inc—Monthly
				Monthly
96,797	94,549	—	9/25/19	Federal Funds	Versum Materials	2,251
				Effective Rate US	Inc—Monthly
				minus 0.23%—
				Monthly

120 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$43,823	$42,988	$—	9/25/19	Federal Funds	Vifor Pharma Ag—	$836
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
27,576	26,035	—	9/25/19	Federal Funds	Vista Outdoor Inc—	1,542
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
16,631	16,311	—	9/27/19	Federal Funds	Vodacom Group	320
				Effective Rate US	Ltd—Monthly
				minus 0.90%—
				Monthly
39,103	38,839	—	9/25/19	Federal Funds	Voestalpine Ag—	265
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
65,434	64,002	—	9/25/19	Federal Funds	Volkswagen Ag—	1,434
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
92,580	90,984	—	9/25/19	Federal Funds	Volkswagen	1,599
				Effective Rate US	Ag-Pref—Monthly
				minus 0.30%—
				Monthly
43,457	42,632	—	9/25/19	Federal Funds	Volvo Ab—Monthly	826
				Effective Rate US
				minus 0.30%—
				Monthly
43,562	42,735	—	9/25/19	Federal Funds	Volvo Ab—Monthly	829
				Effective Rate US
				minus 0.30%—
				Monthly
63,188	61,102	—	9/25/19	Federal Funds	Vulcan Materials	2,088
				Effective Rate US	Co—Monthly
				minus 0.23%—
				Monthly
114,442	111,029	—	9/25/19	Federal Funds	Wabtec Corp—	3,418
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
41,626	41,157	—	9/25/19	Federal Funds	Wallenstam Ab—	471
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
29,391	28,854	—	9/25/19	Federal Funds	Waters Corp—	538
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly

PanAgora Market Neutral Fund 121

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$13,793	$13,560	$—	9/25/19	Federal Funds	Watsco Inc—	$233
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
64,209	66,272	—	9/25/19	Federal Funds	Wayfair Inc—	(2,062)
				Effective Rate US	Monthly
				minus 0.86%—
				Monthly
7,701	7,454	—	9/25/19	Federal Funds	Weibo Corp-Spon	247
				Effective Rate US	Adr—Monthly
				minus 0.23%—
				Monthly
41,076	41,154	—	9/25/19	Federal Funds	Weir Group Plc/	(77)
				Effective Rate US	The—Monthly
				minus 0.30%—
				Monthly
47,675	45,167	—	9/25/19	Federal Funds	Welbilt Inc—Monthly	2,509
				Effective Rate US
				minus 0.23%—
				Monthly
58,890	58,612	—	9/25/19	Federal Funds	Wendel—Monthly	279
				Effective Rate US
				minus 0.30%—
				Monthly
133,459	128,079	—	9/25/19	Federal Funds	Wendy’S Co/The—	4,702
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
81,842	82,772	—	9/25/19	Federal Funds	West	(928)
				Effective Rate US	Pharmaceutical
				minus 0.23%—	Services—Monthly
				Monthly
113,233	110,218	—	9/25/19	Federal Funds	Wex Inc—Monthly	3,019
				Effective Rate US
				minus 0.23%—
				Monthly
74,601	73,283	—	9/25/19	Federal Funds	Weyerhaeuser Co—	1,320
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
7,389	7,489	—	9/25/19	Federal Funds	Wharf Holdings Ltd/	(103)
				Effective Rate US	The—Monthly
				minus 15.00%—
				Monthly
74,468	72,724	—	9/25/19	Federal Funds	Wheaton Precious	1,747
				Effective Rate US	Metals Corp—
				minus 0.25%—	Monthly
				Monthly

122 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$40,095	$39,377	$—	9/25/19	Federal Funds	Whitbread Plc—	$719
				Effective Rate US	Monthly
				minus 0.30%—
				Monthly
86,638	86,333	—	9/25/19	Federal Funds	White Mountains	308
				Effective Rate US	Insurance Gp—
				minus 0.23%—	Monthly
				Monthly
71,194	69,358	—	9/25/19	Federal Funds	Williams-Sonoma	1,837
				Effective Rate US	Inc—Monthly
				minus 0.23%—
				Monthly
15,752	15,743	—	9/25/19	Federal Funds	Wistron Corp—	9
				Effective Rate US	Monthly
				minus 0.88%—
				Monthly
6,619	6,276	—	9/25/19	Federal Funds	Wood Group (John)	344
				Effective Rate US	Plc—Monthly
				minus 0.30%—
				Monthly
85,168	88,920	—	9/25/19	Federal Funds	Worldpay Inc —	(3,750)
				Effective Rate US	Cl A—Monthly
				minus 0.23%—
				Monthly
53,488	50,486	—	9/25/19	Federal Funds	Wpx Energy Inc—	3,003
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
69,986	68,658	—	9/25/19	Federal Funds	Wyndham	1,330
				Effective Rate US	Worldwide Corp—
				minus 0.23%—	Monthly
				Monthly
7,607	7,697	—	9/25/19	Federal Funds	X 5 Retail Group	(91)
				Effective Rate US	Nv-Regs Gdr—
				minus 0.88%—	Monthly
				Monthly
57,189	55,572	—	9/25/19	Federal Funds	Xcel Energy Inc—	1,620
				Effective Rate US	Monthly
				minus 0.35%—
				Monthly
78,784	78,974	—	9/25/19	Federal Funds	Xero Ltd—Monthly	(384)
				Effective Rate US
				minus 1.88%—
				Monthly
15,673	16,059	—	9/25/19	Federal Funds	Xinjiang Goldwind	(389)
				Effective Rate US	Sci&Tec-H—Monthly
				minus 8.75%—
				Monthly

PanAgora Market Neutral Fund 123

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$129,532	$127,099	$—	9/25/19	Federal Funds	Xl Group Ltd—	$2,438
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
67,251	66,736	—	9/25/19	Federal Funds	Xpo Logistics Inc—	517
				Effective Rate US	Monthly
				minus 0.23%—
				Monthly
33,420	31,609	—	9/26/19	Federal Funds	Yahoo Japan Corp—	1,813
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly
29,070	28,896	—	9/26/19	Federal Funds	Yakult Honsha Co	174
				Effective Rate US	Ltd—Monthly
				minus 0.40%—
				Monthly
42,857	42,509	—	9/26/19	Federal Funds	Yamada Denki Co	349
				Effective Rate US	Ltd—Monthly
				minus 0.30%—
				Monthly
22,017	22,188	—	9/26/19	Federal Funds	Yamaguchi Financial	(170)
				Effective Rate US	Group In—Monthly
				minus 0.40%—
				Monthly
31,186	31,029	—	9/26/19	Federal Funds	Yamaha Corp—	156
				Effective Rate US	Monthly
				minus 0.40%—
				Monthly
13,886	14,086	—	9/26/19	Federal Funds	Yaskawa Electric	(255)
				Effective Rate US	Corp—Monthly
				minus 0.40%—
				Monthly
8,244	7,969	—	9/27/19	Federal Funds	Ytl Corp Bhd—	22
				Effective Rate US	Monthly
				minus 4.00%—
				Monthly
9,223	9,597	—	9/25/19	Federal Funds	Yulon Motor	(374)
				Effective Rate US	Company—Monthly
				minus 2.00%—
				Monthly
76,978	74,877	—	9/25/19	Federal Funds	Zalando Ag—	2,097
				Effective Rate US	Monthly
				minus 3.38%—
				Monthly
130,827	129,490	—	9/25/19	Federal Funds	Zayo Group	1,341
				Effective Rate US	Holdings Inc—
				minus 0.23%—	Monthly
				Monthly

124 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,670	$8,755	$—	9/25/19	Federal Funds	Zhen Ding	$(86)
				Effective Rate US	Technology Holding
				minus 2.88%—	Ltd—Monthly
				Monthly
8,825	8,669	—	9/25/19	Federal Funds	Zhuzhou Crrc Times	157
				Effective Rate US	Electric Co Ltd—
				minus 0.40%—	Monthly
				Monthly
9,979	9,885	—	9/25/19	Federal Funds	Zoomlion Heavy	95
				Effective Rate US	Industry — H—
				minus 1.00%—	Monthly
				Monthly
5,625	5,643	—	9/25/19	Federal Funds	Zte Corp-H—	(18)
				Effective Rate US	Monthly
				minus 0.50%—
				Monthly
Upfront premium received		—		Unrealized appreciation		644,653
Upfront premium (paid)		—		Unrealized (depreciation)		(614,830)
Total		$—		Total		$29,823

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Investment companies	$1,533,642	$—	$—
Short-term investments	—	10,001,697	—
Totals by level	$1,533,642	$10,001,697	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$29,823	$—
Totals by level	$—	$29,823	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The accompanying notes are an integral part of these financial statements.

PanAgora Market Neutral Fund 125

Statement of assets and liabilities 2/28/18 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $11,561,184)	$11,535,339
Interest and other receivables	816
Receivable for shares of the fund sold	4,123
Receivable for investments sold	2,085,452
Receivable from Manager (Note 2)	74,813
Unrealized appreciation on OTC swap contracts (Note 1)	644,653
Prepaid assets	1,373
Unamortized offering costs (Note 1)	187,007
Total assets	14,533,576

LIABILITIES
Payable for investments purchased	2,206,916
Payable for custodian fees (Note 2)	2,829
Payable for investor servicing fees (Note 2)	977
Payable for Trustee compensation and expenses (Note 2)	13
Payable for administrative services (Note 2)	36
Payable for distribution fees (Note 2)	4,043
Payable for offering costs (Note 1)	334,594
Unrealized depreciation on OTC swap contracts (Note 1)	614,830
Other accrued expenses	32,291
Total liabilities	3,196,529

Net assets	$11,337,047

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 5)	$11,468,568
Accumulated net investment loss (Note 1)	(25,675)
Accumulated net realized loss on investments (Note 1)	(109,824)
Net unrealized appreciation of investments	3,978
Total — Representing net assets applicable to capital shares outstanding	$11,337,047

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($9,838,940 divided by 995,309 shares)	$9.89
Offering price per class A share (100/94.25 of $9.89)*	$10.49
Net asset value and offering price per class B share ($9,854 divided by 1,000 shares)**	$9.85
Net asset value and offering price per class C share ($9,854 divided by 1,000 shares)**	$9.85
Net asset value and redemption price per class M share ($9,865 divided by 1,000 shares)	$9.87
Offering price per class M share (100/96.50 of $9.87)*	$10.23
Net asset value, offering price and redemption price per class R share
($9,875 divided by 1,000 shares)†	$9.87
Net asset value, offering price and redemption price per class R6 share
($1,013,304 divided by 102,389 shares)	$9.90
Net asset value, offering price and redemption price per class Y share
($445,355 divided by 45,006 shares)	$9.90

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

126 PanAgora Market Neutral Fund

Statement of operations
For the period 9/21/17 (commencement of operations) to 2/28/18 (Unaudited)

INVESTMENT INCOME
Interest	$59,020
Total investment income	59,020

EXPENSES
Compensation of Manager (Note 2)	61,494
Investor servicing fees (Note 2)	2,153
Custodian fees (Note 2)	2,830
Trustee compensation and expenses (Note 2)	242
Distribution fees (Note 2)	11,097
Administrative services (Note 2)	181
Amortization of offering costs (Note 1)	147,587
Auditing and tax fees	23,604
Other	9,771
Fees waived and reimbursed by Manager (Note 2)	(174,013)
Total expenses	84,946
Expense reduction (Note 2)	(251)
Net expenses	84,695

Net investment loss	(25,675)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Swap contracts (Note 1)	(109,824)
Total net realized loss	(109,824)
Change in net unrealized appreciation (depreciation) on:
Securities in unaffiliated issuers	(25,845)
Swap contracts	29,823
Total change in net unrealized appreciation	3,978

Net loss on investments	(105,846)

Net decrease in net assets resulting from operations	$(131,521)

Statement of changes in net assets
For the period 9/21/17
(commencement of
INCREASE IN NET ASSETS	operations) to 2/28/18*
Operations
Net investment loss	$(25,675)
Net realized loss on investments	(109,824)
Net unrealized appreciation of investments	3,978
Net decrease in net assets resulting from operations	(131,521)
Increase from capital share transactions (Note 4)	1,468,568
Total increase in net assets	1,337,047

NET ASSETS
Beginning of period (Note 5)	10,000,000
End of period (including accumulated net investment loss of $25,675)	$11,337,047

* Unaudited.

The accompanying notes are an integral part of these financial statements.

PanAgora Market Neutral Fund 127

Consolidated financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	(%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	turnover (%)
Class A
February 28, 2018**†	$10.00	(.02)	(.09)	(.11)	—	—	$9.89	(1.10)*	$9,839	.80 *	(.24)*	614*
Class B
February 28, 2018**†	$10.00	(.06)	(.09)	(.15)	—	—	$9.85	(1.50)*	$10	1.13*	(.57)*	614*
Class C
February 28, 2018**†	$10.00	(.06)	(.09)	(.15)	—	—	$9.85	(1.50)*	$10	1.13*	(.57)*	614*
Class M
February 28, 2018**†	$10.00	(.05)	(.08)	(.13)	—	—	$9.87	(1.30)*	$10	1.02*	(.46)*	614*
Class R
February 28, 2018**†	$10.00	(.04)	(.09)	(.13)	—	—	$9.87	(1.30)*	$10	.91*	(.35)*	614*
Class R6
February 28, 2018**†	$10.00	(.01)	(.09)	(.10)	—	—	$9.90	(1.00)*	$1,013	.69*	(.12)*	614*
Class Y
February 28, 2018**†	$10.00	(.01)	(.09)	(.10)	—	—	$9.90	(1.00)*	$445	.69*	(.12)*	614*

* Not annualized.

** Unaudited.

† For the period September 21, 2017 (commencement of operations) to February 28, 2018.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of 1.62% as a percentage of average net assets for the period ended February 28, 2018 (Note 2).

The accompanying notes are an integral part of these financial statements.

128 PanAgora Market Neutral Fund	PanAgora Market Neutral Fund 129

Notes to financial statements 2/28/18 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from September 21, 2017 (commencement of operations) through February 28, 2018.

Putnam PanAgora Market Neutral Fund (the fund) is a diversified series of Putnam Investment Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek absolute return (i.e. positive total return in diverse market environments over time). The fund pursues its goal by investing through a diversified set of long/short equity strategies that seek to identify and exploit multiple price inefficiencies that exist in global equity markets. PanAgora Asset Management, Inc. (“PanAgora”), the subadviser to the fund and an affiliate of Putnam Management, believes that these inefficiencies create investment opportunities in different market segments, at different times, and for different reasons, before they are ultimately arbitraged away. By using a diversified set of strategies that PanAgora believes have low correlation to one another, the fund seeks to generate returns under different market conditions and over different time horizons that are more stable over time than the returns of any individual strategy.

The fund’s strategies rely on quantitative models and information and data inputs to those models in an effort to capitalize on investment opportunities that exist when the prospects of a company’s likely success or failure are not fully recognized by market participants. PanAgora expects to implement the fund’s strategies primarily through investing in total return swap contracts.

The fund’s strategies are managed within three distinct sleeves of the fund designed to capitalize on long-term, intermediate-term, and short-term price inefficiencies. PanAgora strategically allocates the fund’s investments among the various strategies, varying the allocations from time to time based upon its assessment of the attractiveness of the available opportunity set, to seek to increase the potential for higher returns.

Although the fund may have net long or short exposure to the stock market at any time, PanAgora expects that, over time, the fund’s returns will not closely correlate with stock market movements. PanAgora may adjust the fund’s portfolio from time to time, and may use derivatives, to minimize exposure to stock market movements. The fund’s portfolio is also adjusted on a regular basis in an effort to manage risk from systematic factors (such as market or interest rate movements), risk from sector, country and region exposure, as well as excessive risk from any one security, by using derivatives, exchange traded funds (ETFs) and other risk management and portfolio construction techniques.

The fund expects to use total return swaps, and may also use other derivatives (such as futures contracts, options, currency swaps and other swap contracts), to take long or short positions in equity securities (principally common stocks, American Depositary Receipts (ADRs), and real estate investment trusts (REITs)), fixed-income securities, and other investment companies (principally ETFs). The fund may have exposure to U.S. and non-U.S. (including both developed and emerging market) companies, to companies of any market capitalization and to fixed-income securities of any credit quality, duration or maturity (principally government-issued instruments, money market instruments, and investment-grade corporate instruments). At times, the fund may also hold these instruments directly. The fund may take “short” derivatives positions and may use derivatives to hedge and for speculative purposes.

A significant portion of the assets of the fund will be invested in short-term instruments, including cash and cash equivalents generally with one year or less term to maturity. These investments serve as collateral for the derivative positions the fund takes and also may earn income for the fund.

The fund offers class A, class B, class C, class M, class R, class R6 and class Y shares. The fund registered class T shares, however, as of the date of this report, class T shares had not commenced operations and are not available for purchase. The fund began offering class A, class B, class C, class M, class R, class R6 and class Y shares on September 21, 2017. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately

130 PanAgora Market Neutral Fund

eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Prior to April 1, 2018, class C shares did not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

PanAgora Market Neutral Fund 131

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to take long or short positions in equity securities.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other

132 PanAgora Market Neutral Fund

securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $11,561,184, resulting in gross unrealized appreciation and depreciation of $652,157 and $648,179, respectively, or net unrealized appreciation of $3,978.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

PanAgora Market Neutral Fund 133

Offering costs The offering costs of $334,594 are being fully amortized on a straight-line basis over a twelve-month period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management for which PanAgora is acting as sub-adviser launched on or after the date of the fund’s management contract, as determined at the close of each business day during the month. Such annual rates may vary as follows:

1.300%	of the first $1 billion,	1.280%	of the next $2 billion and
1.290%	of the next $2 billion,	1.270%	of any excess thereafter

For the reporting period, the fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.573% of the fund’s average net assets.

Putnam Management has contractually agreed, through December 30, 2018, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $174,013 as a result of this limit.

PanAgora is authorized by the Trustees to make investment decisions for the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PanAgora for its services at an annual rate of 1.00% of the average net assets of the portion of the fund managed by PanAgora.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (“retail account”) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$1,976	Class R	2
Class B	2	Class R6	106
Class C	2	Class Y	63
Class M	2	Total	$2,153

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $251 under the expense offset arrangements.

134 PanAgora Market Neutral Fund

Each Independent Trustee of the fund receives an annual Trustee fee, of which $8, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$10,954
Class B	1.00%	1.00%	44
Class C	1.00%	1.00%	44
Class M	1.00%	0.75%	33
Class R	1.00%	0.50%	22
Total			$11,097

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $533 and no monies from the sale of class A and class M shares, respectively, and received no monies in contingent deferred sales charges from redemptions of class B and class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$11,838,477	$10,304,835
U. S. government securities (Long-term)	—	—
Total	$11,838,477	$10,304,835

PanAgora Market Neutral Fund 135

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

FOR THE PERIOD 9/21/17
(COMMENCEMENT OF OPERATIONS) TO 2/28/18
Class A	Shares	Amount
Shares sold	1,312	$13,155
Shares issued in connection with reinvestment of distributions	—	—
	1,312	13,155
Shares repurchased	(3)	(25)
Net increase	1,309	$13,130

FOR THE PERIOD 9/21/17
(COMMENCEMENT OF OPERATIONS) TO 2/28/18
Class B	Shares	Amount
Shares sold	—	$—
Shares issued in connection with reinvestment of distributions	—	—
	—	—
Shares repurchased	—	—
Net increase (decrease)	—	$—

FOR THE PERIOD 9/21/17
(COMMENCEMENT OF OPERATIONS) TO 2/28/18
Class C	Shares	Amount
Shares sold	—	$—
Shares issued in connection with reinvestment of distributions	—	—
	—	—
Shares repurchased	—	—
Net increase (decrease)	—	$—

FOR THE PERIOD 9/21/17
(COMMENCEMENT OF OPERATIONS) TO 2/28/18
Class M	Shares	Amount
Shares sold	—	$—
Shares issued in connection with reinvestment of distributions	—	—
	—	—
Shares repurchased	—	—
Net increase (decrease)	—	$—

FOR THE PERIOD 9/21/17
(COMMENCEMENT OF OPERATIONS) TO 2/28/18
Class R	Shares	Amount
Shares sold	—	$—
Shares issued in connection with reinvestment of distributions	—	—
	—	—
Shares repurchased	—	—
Net increase (decrease)	—	$—

136 PanAgora Market Neutral Fund

		FOR THE PERIOD 9/21/17
		(COMMENCEMENT OF OPERATIONS) TO 2/28/18
Class R6	Shares	Amount
Shares sold	105,952	$1,060,344
Shares issued in connection with reinvestment of distributions	—	—
	105,952	1,060,344
Shares repurchased	(4,563)	(45,620)
Net increase	101,389	$1,014,724

		FOR THE PERIOD 9/21/17
		(COMMENCEMENT OF OPERATIONS) TO 2/28/18
Class Y	Shares	Amount
Shares sold	44,006	$440,714
Shares issued in connection with reinvestment of distributions	—	—
	44,006	440,714
Shares repurchased	—	—
Net increase	44,006	$440,714

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value
Class A	994,000	99.87%	$9,830,660
Class B	1,000	100.00	9,854
Class C	1,000	100.00	9,854
Class M	1,000	100.00	9,865
Class R	1,000	100.00	9,875
Class R6	1,000	0.98	9,900
Class Y	1,000	2.22	9,900

At the close of the reporting period, a shareholder of record owned 8.8% of the outstanding shares of the fund.

Note 5: Initial capitalization and offering of shares

The fund was established as a series of the Trust on September 20, 2017 and commenced operations on September 21, 2017. Prior to September 21, 2017, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued
Class A	$9,940,000	994,000
Class B	10,000	1,000
Class C	10,000	1,000
Class M	10,000	1,000
Class R	10,000	1,000
Class R6	10,000	1,000
Class Y	10,000	1,000

PanAgora Market Neutral Fund 137

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

OTC total return swap contracts (notional)	$56,600,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Equity contracts	Receivables	$644,653	Payables	$614,830
Total		$644,653		$614,830

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Swaps	Total
Equity contracts	$(109,824)	$(109,824)
Total	$(109,824)	$(109,824)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Swaps	Total
Equity contracts	$29,823	$29,823
Total	$29,823	$29,823

138 PanAgora Market Neutral Fund

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Morgan Stanley & Co. International PLC	Total
Assets:
OTC Total return swap contracts*#	$644,653	$644,653
Total Assets	$644,653	$644,653
Liabilities:
OTC Total return swap contracts*#	$614,830	$614,830
Total Liabilities	$614,830	$614,830
Total Financial and Derivative Net Assets	$29,823	$29,823
Total collateral received (pledged)†##	$(6,897,300)
Net amount	$6,927,123
Controlled collateral received (including
TBA commitments)**	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments) **	$(6,897,300)	$(6,897,300)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

PanAgora Market Neutral Fund 139

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Jameson A. Baxter, Chair	Vice President, Treasurer,
Management, LLC	Kenneth R. Leibler, Vice Chair	and Clerk
One Post Office Square	Liaquat Ahamed
Boston, MA 02109	Ravi Akhoury	Janet C. Smith
	Barbara M. Baumann	Vice President,
Investment Sub-Advisor	Katinka Domotorffy	Principal Financial Officer,
PanAgora Asset Management, Inc.	Catharine Bond Hill	Principal Accounting Officer,
470 Atlantic Avenue	Paul L. Joskow	and Assistant Treasurer
Boston, MA 02210	Robert E. Patterson
	George Putnam, III	Susan G. Malloy
Marketing Services	Robert L. Reynolds	Vice President and
Putnam Retail Management	Manoj P. Singh	Assistant Treasurer
One Post Office Square
Boston, MA 02109	Officers	Mark C. Trenchard
	Robert L. Reynolds	Vice President and
Custodian	President	BSA Compliance Officer
State Street Bank
and Trust Company	Jonathan S. Horwitz	Nancy E. Florek
	Executive Vice President,	Vice President, Director of
Legal Counsel	Principal Executive Officer,	Proxy Voting and Corporate
Ropes & Gray LLP	and Compliance Liaison	Governance, Assistant Clerk,
and Assistant Treasurer
Robert T. Burns
	Vice President and	Denere P. Poulack
	Chief Legal Officer	Assistant Vice President, Assistant
Clerk, and Assistant Treasurer
James F. Clark
Vice President and
Chief Compliance Officer

This report is for the information of shareholders of Putnam PanAgora Market Neutral Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus care -fully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: April 26, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: April 26, 2018